As filed with the Securities and Exchange Commission on March 4, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22653

SYMETRA MUTUAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

777 108th Ave. NE, Suite 1200, Bellevue, WA 98004
(Address of principal executive offices) (Zip code)

Daniel R. Guilbert
777 108th Ave. NE. Bellevue, WA 98004
(Name and address of agent for service)

(800) 796-3872
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.

Symetra Mutual
Funds Trust

Annual Report
December 31, 2012

Symetra DoubleLine® Total Return Fund
Symetra DoubleLine® Emerging Markets Income Fund
Symetra Yacktman Focused Fund
Symetra DFA U.S. Core Equity Fund
Symetra DFA International Core Equity Fund
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)

Table of Contents

Investment Returns	2
Fund Expenses	15
Summary of Holdings	18
Financial Statements*
Symetra DoubleLine® Total Return Fund	21
Symetra DoubleLine® Emerging Markets Income Fund	27
Symetra Yacktman Focused Fund	35
Symetra DFA U.S. CORE Equity Fund	41
Symetra DFA International CORE Equity Fund	48
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)	57
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)	62
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)	67
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)	72
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)	77
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)	82
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)	87
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)	92
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)	97
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)	102
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)	107
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)	112
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)	117
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)	122
Notes to Financial Statements	127
Report of Independent Registered Public Accounting Firm	141
Other Information	142
Trustees and Officers	143
Directory of Service Providers	146

*Financial Statements include the following for each Fund:
Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Symetra DoubleLine® Total Return Fund
Investment Returns

The Symetra DoubleLine Total Return Fund (the “Fund”) turned in positive performance during the period from May 30, 2012 to December 31, 2012 relative to its benchmark index, the Barclays U.S. Aggregate Bond Index (the “USAB Index”). The Fund’s performance over that period was driven mainly by the return of the non-Agency mortgage-backed securities held in the Fund. All subsectors of the non-Agency market performed well. However the Alt-A securities in the Fund were the fund’s top performers in price over the period. Those sectors continued to generate high income streams given their lower dollar prices. Alternatively, the Agency mortgage-backed securities (“MBS”) market total return was also up over the period, albeit to a lesser extent than the Fund’s Alt-A securities. The Agency passthrough holdings in the Fund were flat in price but turned in a positive total return over the period. Longer duration Agency collateralized mortgage obligations (“CMOs”) also increased in price over the period despite a rise in longer term interest rates. This slight price increase combined with the income generated by the sector helped contribute to the positive performance of the portfolio.

Symetra DoubleLine® Total Return Fund
Investment Returns

Total Returns as of December 31, 2012	Since Inception*
Symetra DoubleLine® Total Return Fund	7.73%
Barclays U.S. Aggregate Bond Index	2.35%
*Inception Date 5/30/2012

Growth of $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment made on May 30, 2012 (commencement of operations), and includes the reinvestment of all distributions. The net expense ratio is 0.63% per the prospectus dated May 18, 2012. The Total Return Fund’s investment adviser, Symetra Investment Management, Inc. (the “Adviser”) has contractually agreed to waive/reimburse expenses through April 30, 2013. Performance would have been lower in the absence of this waiver.

Performance data quoted represents past performance and is not an indication of future results, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted, and current information and month-end data may be obtained by calling 1-800-SYMETRA (1-800-796-3872).

The performance information does not include any charges or expenses imposed by the variable insurance product contracts. The inclusion of these charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The Fund is not available for direct retail investment.

The Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing most U.S. investment grade bonds. Index components include government, corporate, mortgage pass-through and asset-backed securities.

Symetra DoubleLine® Emerging Markets Income Fund
Investment Returns

The Symetra DoubleLine Emerging Markets Income Fund (the “Fund”) underperformed its benchmark index, the JP Morgan Emerging Markets Bond Global Diversified (“EMBI GD”) index (the “EMBI GD Index”) by 6.95% during the period starting May 30, 2012 to December 31, 2012. The Fund was defensively positioned with an overweight allocation to investment grade securities and shorter duration securities relative to the EMBI GD Index. Over the period, high yield bonds (as represented by the JP Morgan EMBI GD non investment grade sub-index) outperformed investment grade bonds (represented by the JP Morgan EMBI GD investment grade sub-index) by 5.94%. With record low interest rates in developed markets, investors found the high yield emerging markets investments attractive relative to investment grade emerging markets investments. The Fund’s performance was negatively affected from an underweight position in Venezuela sovereign credit and European sub-region, both of which outperformed their country and regional peers. Additionally, the Fund’s performance was negatively affected from an overweight allocation to corporate debt securities relative to the EMBI GD Index, which is made up of sovereign and quasi-sovereign issuers. Corporate emerging markets fixed income investments (as measured by the JP Morgan Corporate Emerging Markets Bond Broad Diversified Index) underperformed sovereign emerging markets fixed income investments (as measured by the EMBI GD Index) by 3.82%.

Symetra DoubleLine® Emerging Markets Income Fund
Investment Returns

Total Returns as of December 31, 2012	Since Inception*
Symetra DoubleLine® Emerging Markets Income Fund	6.37%
J.P. Morgan EMBI Global Diversified Index	13.32%
*Inception Date 5/30/2012

Growth of $10,000 Investment

This chart show the value of a hypothetical $10,000 investment made on May 30, 2012 (commencement of operations), and includes the reinvestment of all distributions. The net expense ratio is 0.98% per the prospectus dated May 18, 2012. The Emerging Markets Income Fund’s investment adviser, Symetra Investment Management, Inc. (the “Adviser”) has contractually agreed to waive/reimburse expenses through April 30, 2013. Performance would have been lower in the absence of this waiver.

Performance data quoted represents past performance and is not an indication of future results, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted, and current information and month-end data may be obtained by calling 1-800-SYMETRA (1-800-796-3872).

The performance information does not include any charges or expenses imposed by the variable insurance product contracts. The inclusion of these charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The Fund is not available for direct retail investment.

The J.P. Morgan Emerging Markets Bond (EMBI) Global Diversified Index is a market capitalization-weighted index of dollar-denominated sovereign bonds issued by a selection of emerging market countries. The index limits the weights of countries with larger debt stocks by only including a specific portion of the current amounts of debt outstanding.

Symetra Yacktman Focused Fund
Investment Returns

In the year ended December 31, 2012, the Symetra Yacktman Focused Fund (the “Fund”) produced a return of 7.73%.

Portfolio Review
Media
In 2012, News Corp was the biggest contributor to Fund returns, appreciating more than 40%. Business execution was strong, especially in the cable content division, and the company continued its shareholder friendly behavior, both repurchasing a significant amount of stock and announcing that it would be splitting the company into two separate entities. The Fund’s subadviser, Yacktman Asset Management, L.P. (the “Subadviser”) thinks the split could help the shares continue to deliver strong results as the market more fully appreciates what the Subadviser sees, which is a fast growing cable content division that has had its extraordinary growth obscured by declining newspaper results.

Viacom produced strong free cash flow and the stock appreciated solidly last year, though the company struggled with ratings at networks like Nickelodeon and MTV. Viacom has recently stepped-up its investments in new programming which the Subadviser believes will help results this year. The Fund’s position in Comcast also rose sharply in 2012.

Consumer Staples
Consumer Staples shares were generally modest performers during the year as the stocks of high-quality, stable staples businesses were left behind in the broader market rally. From August 30, 2010 through January 14, 2013, Procter & Gamble, PepsiCo, Sysco, and Clorox are up 17%, 10%, 11%, and 17% before dividends compared to the S&P 500’s strong 40%. The Subadviser believes that this underperformance relative to the broader market is more a result of investor sentiment than results, and should lead to better than average performance from these companies going forward. The Subadviser especially likes these staples positions because the rates of return the Subadviser expects over time are especially attractive given the consistency and quality of these businesses.

Avon’s shares disappointed in 2012, though the Subadviser believes Avon’s global distribution channel and products have significantly more value than the current share price. The Subadviser likes the management changes that occurred at the company and believes that the shares are very attractive given the expected earnings power of the business.

“Old Tech”
Many PC-related stocks struggled last year as concerns about the future of the business caused investors to avoid these shares. The Fund’s position in Microsoft appreciated only modestly, even though the business executed fairly well. HP declined, though the subadviser perceived a much improved management focus. In the latter part of the year the Fund purchased a small position in Dell. Both Dell and HP have significant business exposure to services and non-PC businesses, which the Subadviser thinks have been underappreciated recently. While the challenges these companies face are real, the Subadviser believes the valuations offer compelling potential over time.

Cisco’s shares performed satisfactorily in 2012. The shares continue to be inexpensive as investors generally are avoiding “old tech” shares, though not to the same extent as PC-related stocks. The Subadviser’s investments in technology companies are more a result of valuation than strong future growth prospects.

Healthcare
Shares in healthcare stocks were generally stronger in 2012 with medical device stocks like C.R. Bard, Stryker, and Covidien all up solidly. Johnson & Johnson and Pfizer also performed well in 2012.

Financial Services
The financial service sector was the strongest market segment in 2012, rebounding from weakness in 2011. Top contributors to Fund results in the financial area include US Bank, BNY Mellon, Goldman Sachs, Northern Trust, and State Street.

Special Situations
Investments in companies the Subadviser considers to be special situations - those it thinks have greater uncertainty coupled with extremely compelling valuation - had mixed results last year. The Fund’s investment in Apollo Group declined as the business is facing a large number of issues, including enrollment pressures and competitive challenges from other higher education institutions. The Subadviser thinks, over the long term, the company’s competitive position is solid and the valuation is compelling.

Research in Motion rallied sharply in the last few months of the year on positive anticipation of its new Blackberry 10 product. The position produced solid results for Fund holders in 2012 even though the stock declined during the year because the Subadviser took advantage of lower prices to purchase additional shares. As the stock rebounded sharply, more than doubling from the low, the Subadviser sold some shares to keep the position size as modest weighting in the Fund.

A Note on Position Sizing
The Subadviser thinks position sizing is one of the most important aspects of good portfolio management. The Subadviser generally takes bigger positions in higher quality, diverse companies that it thinks can acceptably compound capital at attractive rates of returns, or securities that are extremely mispriced due to investor perception issues.

Symetra Yacktman Focused Fund
Investment Returns

Total Returns as of December 31, 2012	Since Inception*
Symetra Yacktman Focused Fund	7.73%
S&P 500 Index	8.53%
*Inception Date 5/30/2012

Growth of $10,000 Investment

This chart show the value of a hypothetical $10,000 investment made on May 30, 2012 (commencement of operations), and includes the reinvestment of all distributions. The net expense ratio is 1.07% per the prospectus dated May 18, 2012. The Focused Fund’s investment adviser, Symetra Investment Management, Inc. (the “Adviser”) has contractually agreed to waive/reimburse expenses through April 30, 2013. Performance would have been lower in the absence of this waiver.

Performance data quoted represents past performance and is not an indication of future results, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted, and current information and month-end data may be obtained by calling 1-800-SYMETRA (1-800-796-3872).

The performance information does not include any charges or expenses imposed by the variable insurance product contracts. The inclusion of these charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The Fund is not available for direct retail investment.

The Standard & Poor’s 500 (S&P 500) Index is a market capitalization-weighted index of 500 companies publicly traded in the U.S. stock market.

Symetra DFA U.S. CORE Equity Fund
Investment Returns

The Symetra DFA U.S. CORE Equity Fund (the “Fund”) seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. To achieve greater diversification of investments than the Fund could otherwise achieve given its size, the Fund held approximately 20.4% of its assets in the DFA U.S. Small Cap Portfolio (the “Underlying Fund”), another fund advised by Dimensional Fund Advisors LP as of December 31, 2012. After taking into account holdings in the Underlying Fund, the Fund had exposure to approximately 3,000 securities as of December 31, 2012. In general, the Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Fund’s assets.

The Fund was launched on May 30, 2012. From inception through December 31, 2012, the Fund had a positive return of 11.74% and outperformed the Russell 3000 Index (the “Index”) by approximately 3.0%. As a result of the Fund’s diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Fund’s relative outperformance was primarily attributable to its greater emphasis on deep value and small cap stocks than the Russell 3000 Index, as value stocks generally outperformed growth stocks and small caps outperformed large caps during the period.

See Note 1.

Symetra DFA U.S. CORE Equity Fund
Investment Returns

Total Returns as of December 31, 2012	Since Inception*
Symetra DFA U.S. CORE Equity Fund	11.74%
Russell 3000 Index	8.76%
*Inception Date 5/30/2012

Growth of $10,000 Investment

This chart show the value of a hypothetical $10,000 investment made on May 30, 2012 (commencement of operations), and includes the reinvestment of all distributions. The net expense ratio is 0.57% per the prospectus dated May 18, 2012. The U.S. CORE Equity Fund’s investment adviser, Symetra Investment Management, Inc. (the “Adviser”) has contractually agreed to waive/reimburse expenses through April 30, 2013. Performance would have been lower in the absence of this waiver.

Performance data quoted represents past performance and is not an indication of future results, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted, and current information and month-end data may be obtained by calling 1-800-SYMETRA (1-800-796-3872).

The performance information does not include any charges or expenses imposed by the variable insurance product contracts. The inclusion of these charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The Fund is not available for direct retail investment.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies based on total market capitalization and represents about 98% of the U.S. equity market.

Symetra DFA International CORE Equity Fund
Investment Returns

The Symetra DFA International CORE Equity Fund (the “Fund”) seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. To achieve greater diversification of investments than the Fund could otherwise achieve given its size, the Fund held a significant portion of its assets in other funds (the “Underlying Funds”) advised by Dimensional Fund Advisors LP. As of December 31, 2012, approximately 4.8% of the Fund’s net assets was invested in the DFA VA International Small Portfolio and approximately 25.4% of the Fund was invested in the DFA International Small Cap Value Portfolio. After taking into account holdings in the Underlying Funds, the Fund had exposure to approximately 4,000 securities in 23 developed markets outside the U.S. as of December 31, 2012. In general, the Fund was mostly invested in equities throughout the year. The average cash exposure for the period was less than 1% of the Fund’s assets.

The Fund was launched on May 30, 2012. From inception through December 31, 2012, the Fund had a return of 21.85% and outperformed the Morgan Stanley Capital International (MSCI) World ex USA Index (net) (the Index) by approximately 3.5%. As a result of the Fund’s diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Fund’s relative outperformance was primarily attributable to its greater emphasis on deep value and small cap stocks than the Index, as value stocks generally outperformed growth stocks and small caps outperformed large caps during the period. In particular, the Fund’s higher weight than the Index to small cap securities in the U.K. significantly contributed to relative performance as these securities significantly outperformed the Index. The Fund’s outperformance was also attributable to differences in the valuation timing and methodology between the Fund and the Underlying Funds as compared to the Index. The Fund and Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund and the Underlying Funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

See Note 1.

Symetra DFA International CORE Equity Fund
Investment Returns

Total Returns as of December 31, 2012	Since Inception*
Symetra DFA International CORE Equity Fund	21.85%
MSCI World ex USA Index (net)	18.37%
*Inception Date 5/30/2012

Growth of $10,000 Investment

This chart show the value of a hypothetical $10,000 investment made on May 30, 2012 (commencement of operations), and includes the reinvestment of all distributions. The net expense ratio is 0.88% per the prospectus dated May 18, 2012. The International Fund’s investment adviser, Symetra Investment Management, Inc. (the “Adviser”) has contractually agreed to waive/reimburse expenses through April 30, 2013. Performance would have been lower in the absence of this waiver.

Performance data quoted represents past performance and is not an indication of future results, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted, and current information and month-end data may be obtained by calling 1-800-SYMETRA (1-800-796-3872).

The performance information does not include any charges or expenses imposed by the variable insurance product contracts. The inclusion of these charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The Fund is not available for direct retail investment.

The Morgan Stanley Capital International (MSCI) World ex USA (net) Index is a market capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, excluding U.S.-based companies.

Symetra Pension Reserve Funds
Investment Returns

Each of the Symetra Pension Reserve Funds (the “Pension Reserve Funds”) seeks investment returns that would provide an amount on the Fund’s termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund’s name.

The investment strategy of each of the Pension Reserve Funds is fundamentally different than standard accumulation-oriented mutual funds. The success of a Pension Reserve Fund in meeting its primary investment objectives is measured by whether the Fund is managed to continuously meet portfolio duration targets that correspond to projected payments, based on actuarially determined survivorship rates, of a single life annuity on the life of a person born in the year-range identified in the Pension Reserve Fund’s name. From the period of each Fund’s launch, May 30, 2012, through December 31, 2012, each Fund’s duration has been within its portfolio duration targets.

From a market standpoint, a number of factors contributed to volatility in the Pension Reserve Funds’ portfolio yields in 2012, particularly during the fourth quarter. These included the 2012 US Presidential Election, the “fiscal cliff”, the US Federal Reserve’s announcement regarding additional quantitative easing (QE3), ongoing central bank intervention and the potential longer term impacts of Hurricane Sandy. Yields in long-dated U.S. Treasury strips were particularly volatile during the fourth quarter of 2012.

Total Returns as of December 31, 2012	Since Inception*
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)	0.57%
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)	-0.28%
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)	-0.63%
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)	-0.21%
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)	-0.57%
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)	-1.35%
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)	-2.17%
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)	-0.51%
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)	-1.36%
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)	-1.67%
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)	-2.15%
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)	-1.58%
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)	-2.38%
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)	-2.42%
Barclays Long Treasury Index	0.69%
*Inception Date 5/30/2012

See Note 1.

Symetra Pension Reserve Funds
Investment Returns

Growth of $10,000 Investment

This chart show the value of a hypothetical $10,000 investment made on May 30, 2012 (commencement of operations), and includes the reinvestment of all distributions. The net expense ratio for each Fund is 0.40% per the prospectus dated May 18, 2012. The Pension Reserve Fund’s investment adviser, Symetra Investment Management, Inc. (the “Adviser”) has contractually agreed to waive/reimburse expenses through April 30, 2013. Performance would have been lower in the absence of this waiver.

Performance data quoted represents past performance and is not an indication of future results, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted, and current information and month-end data may be obtained by calling 1-800-SYMETRA (1-800-796-3872).

The performance information does not include any charges or expenses imposed by the variable insurance product contracts. The inclusion of these charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The Fund is not available for direct retail investment.

The Barclays Long Treasury Index includes all publicly traded obligations of the U.S. Treasury with a remaining maturity of 10 or more years and $250 million or more of outstanding face value.

Fund Expenses

Expense Examples
December 31, 2012 (Unaudited)

As a shareholder of one or more of the Funds (See Note 1), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2012 to December 31, 2012.

Actual Expenses

The information in the table in the row “Actual Fund Return” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table in the row “Hypothetical 5% Return (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information in the row “Hypothetical 5% Return (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher. The fee and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD*
Symetra DoubleLine® Total Return Fund
Actual Fund Return	$1,000.00	$1,067.90	0.63%	$3.27
Hypothetical 5% Return	$1,000.00	$1,021.97	0.63%	$3.20

Fund Expenses

Expense Examples
December 31, 2012 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD*
Symetra DoubleLine® Emerging Markets Income Fund
Actual Fund Return	$1,000.00	$1,051.40	0.98%	$5.05
Hypothetical 5% Return	$1,000.00	$1,020.21	0.98%	$4.98
Symetra Yacktman Focused Fund
Actual Fund Return	$1,000.00	$1,037.90	1.07%	$5.48
Hypothetical 5% Return	$1,000.00	$1,019.76	1.07%	$5.43
Symetra DFA U.S. CORE Equity Fund
Actual Fund Return	$1,000.00	$1,079.90	0.50%	$2.61
Hypothetical 5% Return	$1,000.00	$1,022.62	0.50%	$2.54
Symetra DFA International CORE Equity Fund
Actual Fund Return	$1,000.00	$1,148.20	0.69%	$3.73
Hypothetical 5% Return	$1,000.00	$1,021.67	0.69%	$3.51
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)
Actual Fund Return	$1,000.00	$1,015.00	0.40%	$2.03
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)
Actual Fund Return	$1,000.00	$1,008.10	0.40%	$2.02
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)
Actual Fund Return	$1,000.00	$1,006.50	0.40%	$2.02
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)
Actual Fund Return	$1,000.00	$1,007.80	0.40%	$2.02
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)
Actual Fund Return	$1,000.00	$1,005.10	0.40%	$2.02
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)
Actual Fund Return	$1,000.00	$1,000.10	0.40%	$2.01
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)
Actual Fund Return	$1,000.00	$ 989.50	0.40%	$2.00
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03

Fund Expenses

Expense Examples
December 31, 2012 (Unaudited) (Continued)

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD*
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)
Actual Fund Return	$1,000.00	$1,004.70	0.40%	$2.02
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)
Actual Fund Return	$1,000.00	$1,000.00	0.40%	$2.01
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)
Actual Fund Return	$1,000.00	$ 995.60	0.40%	$2.01
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)
Actual Fund Return	$1,000.00	$ 989.60	0.40%	$2.00
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)
Actual Fund Return	$1,000.00	$ 996.60	0.40%	$2.01
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)
Actual Fund Return	$1,000.00	$ 987.30	0.40%	$2.00
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)
Actual Fund Return	$1,000.00	$ 984.80	0.40%	$2.00
Hypothetical 5% Return	$1,000.00	$1,023.13	0.40%	$2.03

* Expenses are equal to each Fund’s annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal period (184) and divided by the number of days in the fiscal year (366) to reflect the most recent fiscal period.

SUMMARY OF HOLDINGS
as of December 31, 2012 (Unaudited)

Symetra DoubleLine® Total Return Fund
Percentage of
Security Allocation	Net Assets
Agency Mortgage Backed Securities	51.9%
Non-Agency Collateralized Mortgage Obligations	42.4%
Short-Term Investments	5.7%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

Symetra DoubleLine® Emerging Markets Income Fund
Percentage of
Security Allocation	Net Assets
Foreign Corporate Bonds
Brazil	12.6%
Russia	10.2%
Malaysia	8.5%
Mexico	6.7%
Colombia	6.0%
Chile	5.7%
Singapore	4.8%
United Arab Emirates	4.3%
Dominican Republic	3.0%
Turkey	2.7%
Peru	2.7%
India	2.5%
Costa Rica	2.1%
Qatar	2.0%
China	2.0%
South Africa	1.9%
Thailand	1.9%
Kazakhstan	1.9%
Panama	1.8%
Guatemala	1.4%
Argentina	1.2%
Indonesia	0.9%
Foreign Government Bonds
Qatar	4.2%
Costa Rica	2.9%
South Korea	1.9%
Colombia	1.1%
Short-Term Investments	2.0%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

Symetra Yacktman Focused Fund
Percentage of
Security Allocation	Net Assets
Common Stocks
Household Products	14.8%
Media	14.2%
Beverages	11.4%
Health Care Equipment & Supplies	9.9%
Communications Equipment	7.2%
Food & Staples Retailing	5.6%
Pharmaceuticals	4.8%
Software	4.1%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.2%
Commercial Banks	1.7%
Health Care Providers & Services	1.7%
Computers & Peripherals	1.5%
Personal Products	1.3%
Diversified Consumer Services	0.9%
Air Freight & Logistics	0.5%
Short-Term Investments	17.7%
Liabilities in Excess of Other Assets	(2.0)%
Total Net Assets	100.0%

Symetra DFA U.S. CORE Equity Fund
Percentage of
Security Allocation	Net Assets
Common Stocks
Information Technology	12.9%
Financials	12.1%
Consumer Discretionary	10.3%
Energy	10.1%
Industrials	9.7%
Health Care	8.8%
Consumer Staples	6.6%
Materials	4.2%
Utilities	2.9%
Telecommunication Services	1.5%
Mutual Funds	20.4%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

SUMMARY OF HOLDINGS
as of December 31, 2012 (Unaudited)(Continued)

Symetra DFA International CORE Equity Fund
Percentage of
Security Allocation	Net Assets
Common Stocks
Financials	18.4%
Industrials	10.6%
Materials	8.1%
Energy	7.7%
Consumer Discretionary	7.3%
Consumer Staples	5.4%
Health Care	4.3%
Information Technology	3.1%
Telecommunication Services	2.3%
Utilities	2.0%
Mutual Funds	30.2%
Preferred Stock	0.0%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	52.5%
U.S. Government Agencies	37.5%
International Debt	8.4%
Short-Term Investments	1.5%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	52.0%
U.S. Government Agencies	38.0%
International Debt	8.5%
Short-Term Investments	1.4%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	51.9%
U.S. Government Agencies	38.1%
International Debt	8.5%
Short-Term Investments	1.5%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	52.1%
U.S. Government Agencies	37.8%
International Debt	8.5%
Short-Term Investments	1.5%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	51.9%
U.S. Government Agencies	38.0%
International Debt	8.5%
Short-Term Investments	1.5%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	52.0%
U.S. Government Agencies	29.0%
International Debt	17.6%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	51.7%
U.S. Government Agencies	29.3%
International Debt	17.7%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	52.0%
U.S. Government Agencies	37.9%
International Debt	8.5%
Short-Term Investments	1.5%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

SUMMARY OF HOLDINGS
as of December 31, 2012 (Unaudited)(Continued)

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	52.0%
U.S. Government Agencies	38.8%
International Debt	7.7%
Short-Term Investments	1.4%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	52.5%
U.S. Government Agencies	29.6%
International Debt	16.7%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	51.8%
U.S. Government Agencies	33.5%
International Debt	13.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	51.6%
U.S. Government Agencies	30.2%
International Debt	16.7%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	53.1%
U.S. Government Agencies	29.8%
International Debt	16.8%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	51.7%
U.S. Government Agencies	33.5%
International Debt	13.7%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

Symetra DoubleLine® Total Return Fund
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
AGENCY MORTGAGE BACKED SECURITIES - 51.9%
Federal Home Loan Mortgage Corporation,
Series 4109 KD, 3.000%, 05/15/2032	$700,000	$724,123

Federal National Mortgage Association,
Series 2005-88 ZC, 5.000%, 10/25/2035	358,959	421,882
Series 2009-41 ZA, 4.500%, 06/25/2039	587,312	638,053
Series 2009-98 DZ, 4.500%, 12/25/2039	574,269	618,160
Series 2010-132 B, 4.500%, 11/25/2040	553,000	606,350
Series 2012-72 QZ, 3.500%, 07/25/2042	316,742	336,121
		2,620,566
Federal National Mortgage Association Pass-Thru,
Pool MA0919 3.500%, 12/01/2031	399,954	427,748
Pool AK9438 4.000%, 03/01/2042	377,072	391,894
Pool AK9439 4.000%, 03/01/2042	370,824	385,400
Pool MA1039 3.500%, 04/01/2042	370,189	383,884
Pool MA1068 3.500%, 05/01/2042	290,831	301,590
Pool AB5459 4.000%, 06/01/2042	393,720	409,197
Pool MA1117 3.500%, 07/01/2042	216,661	224,677
		2,524,390
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $5,753,941)		5,869,079

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 42.4%
Banc of America Fund Corp.,
Series 2006-3 3A1, 5.750%, 03/25/2036	394,279	383,891
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1 A32, 2.865%, 02/25/2034 (a)	306,052	305,549
Countrywide Alternative Loan Trust,
Series 2005-J8 1A5, 5.500%, 07/25/2035	438,354	416,300
Series 2005-J13 2A4, 5.500%, 11/25/2035	500,000	430,116
Countrywide Home Loan,
Series 2005-HYB8 4A1, 4.928%, 12/20/2035 (a)	408,902	308,817
Homebanc Mortgage Trust
Series 2005-3 A1, 0.479%, 07/25/2035 (a)	496,596	434,202
JP Morgan Mortgage Trust,
Series 2007-S3 1A96, 6.000%, 08/25/2037	94,241	81,356
MLCC Mortgage Investors, Inc.
Series 2006-3 1A, 2.583%, 10/25/2036 (a)	428,892	411,035
Residential Accredit Loans, Inc.,
Series 2006-QS13, 6.000%, 09/25/2036	344,407	256,992
Series 2007-QS7, 6.750%, 06/25/2037	491,508	306,060
Series 2007-QS11, 7.000%, 10/25/2037	505,614	397,520
Residential Funding Mortgage Securities Trust,
Series 2007-S9 1A1, 6.000%, 10/25/2037	300,749	256,784
Wachovia Mortgage Loan Trust, LLC.
Series 2005-A 2A1, 5.026%, 09/20/2035 (a)	408,430	375,403

Symetra DoubleLine® Total Return Fund
Schedule of Investments
December 31, 2012 (Continued)

	Principal Amount	Market Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 42.4% (continued)
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1, 6.000%, 06/25/2037	$479,500	$435,437
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,424,546)		4,799,462

	Shares	Market Value
SHORT-TERM INVESTMENTS - 5.7%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (b)	643,832	643,832
TOTAL SHORT-TERM INVESTMENTS (Cost $643,832)		643,832

Total Investments (Cost $10,822,319) - 100.0%		$11,312,373
Other Assets in Excess of Liabilities - 0.0%		4,629
NET ASSETS - 100.0%		$11,317,002

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Variable rate security. Rate disclosed as of December 31, 2012.
(b)	Rate quoted is seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DoubleLine® Total Return Fund
December 31, 2012

ASSETS:
Investments at value (cost $10,822,319)	$11,312,373
Receivables:
Dividends and interest	40,353
Deferred offering costs	5,503
Prepaid expenses	400
Total assets	11,358,629

LIABILITIES:
Payable to adviser	3,228
Payable to adviser - offering costs	5,503
Payable for fund shares redeemed	27
Accrued expenses	32,869
Total liabilities	41,627

NET ASSETS	$11,317,002

Shares Outstanding	1,087,772
Net asset value, offering price and redemption price per share	$10.40

COMPOSITION OF NET ASSETS:
Paid in capital	$10,911,259
Accumulated undistributed net investment income (loss)	5,864
Accumulated net realized gain (loss) on investments	(90,175)
Net unrealized appreciation (depreciation) on investments	490,054
Net Assets	$11,317,002

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DoubleLine® Total Return Fund
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$333,130
Total income	333,130

EXPENSES
Advisory fees (Note 3)	34,180
Audit fees	22,975
Trustee fees (Note 3)	16,015
Administration fees	14,166
Legal fees	10,075
Offering costs	7,887
Shareholder servicing fees	4,223
Reports to shareholders	4,000
Custodian fees	2,046
Registration fees	1,364
Other expenses	2,146
Total operating expenses	119,077
Less: expense reimbursement by adviser	(79,925)
Net expenses	39,152
Net investment income (loss)	293,978

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,773)
Change in net unrealized appreciation/depreciation on investments	490,054
Net realized and unrealized gain (loss) on investments	487,281

Net increase (decrease) in net assets resulting from operations	$781,259

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DoubleLine® Total Return Fund
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$293,978
Net realized gain (loss) on investments	(2,773)
Change in net unrealized appreciation/depreciation on investments	490,054
Net increase (decrease) in net assets resulting from operations	781,259

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(375,516)
Net decrease in net assets resulting from distributions paid	(375,516)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,536,133
Proceeds from reinvestment of distributions	375,516
Cost of shares redeemed	(390)
Net increase (decrease) from capital share transactions	10,911,259
Total increase (decrease) in net assets	11,317,002

NET ASSETS
Beginning of period	-
End of period	$11,317,002
Undistributed net investment income (loss)	$5,864

CHANGE IN SHARES
Shares sold	1,051,453
Shares issued on reinvestment of distributions	36,356
Shares redeemed	(37)
Net increase (decrease) in capital shares	1,087,772

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DoubleLine® Total Return Fund
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.37
Net realized and unrealized gain (loss) on investments	0.39
Total from investment operations	0.76

Less distributions:
From net investment income	(0.36)
Total distributions	(0.36)

Net asset value, end of period	$10.40

Total return	7.73%	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$11.3

Ratio of expenses to average net assets:
Before waivers and reimbursements	1.92%	(4)
Net of waivers and reimbursements	0.63%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	4.73%	(4)

Portfolio turnover rate	11.61%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
FOREIGN CORPORATE BONDS - 86.8%
Argentina - 1.2%
WPE International Cooperatief U.A.
10.375%, 09/30/2020	$150,000	$130,500

Brazil - 12.6%
CCL Finance, Ltd.
9.500%, 08/15/2014	200,000	223,000
Embraer Overseas, Ltd.
6.375%, 01/24/2017	150,000	170,250
Itau Unibanco Holding S.A.
5.650%, 03/19/2022	300,000	316,125
Minerva Luxembourg S.A.
12.250%, 02/10/2022	200,000	240,500
NET Servicos de Comunicacao S.A.
7.500%, 01/27/2020	200,000	231,000
Samarco Mineracao S.A.
4.125%, 11/01/2022	200,000	204,000
		1,384,875

Chile - 5.7%
Banco de Credito e Inversiones
3.000%, 09/13/2017	200,000	204,312
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/2022	200,000	210,781
Inversiones CMPC S.A.
4.750%, 01/19/2018	200,000	211,841
		626,934

China - 2.0%
CNPC General Capital, Ltd.
3.950%, 04/19/2022	200,000	216,639

Colombia - 6.0%
Grupo Aval, Ltd.
4.750%, 09/26/2022	200,000	203,000
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021	200,000	232,000
Transportadora de Gas Internacional S.A.
5.700%, 03/20/2022	200,000	222,000
		657,000
Costa Rica - 2.1%
Instituto Costarricense de Electricidad
6.950%, 11/10/2021	200,000	228,000

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
December 31, 2012 (Continued)

	Principal Amount	Market Value

Dominican Republic - 3.0%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020	$200,000	$223,300
EGE Haina Finance Co.
9.500%, 04/26/2017	100,000	105,000
		328,300

Guatemala - 1.4%
Industrial Senior Trust
5.500%, 11/01/2022	150,000	150,750

India - 2.5%
Reliance Holdings USA, Inc.
5.400%, 02/14/2022	250,000	280,130

Indonesia - 0.9%
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/2022	100,000	99,370

Kazakhstan - 1.9%
Tengizchevroil Finance Corp.
6.124%, 11/15/2014	200,455	208,619

Malaysia - 8.5%
IOI Investment BHD
4.375%, 06/27/2022	200,000	209,492
Penerbangan BHD
5.625%, 03/15/2016	550,000	618,025
Prime Holdings Labuan, Ltd.
5.375%, 09/22/2014	100,000	105,259
		932,776

Mexico - 6.7%
Cemex Finance LLC
9.500%, 12/14/2016	100,000	109,250
Corporacion GEO S.A.B. de C.V.
8.875%, 03/27/2022	200,000	213,500
Empresa ICA S.A.B. de C.V.
8.900%, 02/04/2021	85,000	93,500
Petroleos Mexicanos
6.625%, 12/28/2015	300,000	323,250
		739,500

Panama - 1.8%
Global Bank Corporation
4.750%, 10/05/2017	200,000	202,500

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
December 31, 2012 (Continued)

	Principal Amount	Market Value
Peru - 2.7%
Banco de Credito del Peru
4.750%, 03/16/2016	$20,000	$21,200
Banco Internacional del Peru
8.500%, 04/23/2070	100,000	112,500
Corporacion Pesquera Inca S.A.C.
9.000%, 02/10/2017	150,000	161,250
		294,950

Qatar - 2.0%
Ras Laffan Liquefied Natural Gas Co.
5.298%, 09/30/2020	199,375	224,795

Russia - 10.2%
Alfa MTN Invest, Ltd.
9.250%, 06/24/2013	200,000	206,800
Gazprom OAO
8.125%, 07/31/2014	200,000	218,180
Gazprombank OJSC
7.933%, 06/28/2013	300,000	311,100
Russian Agricultural Bank OJSC
7.125%, 01/14/2014	150,000	158,126
VTB Capital S.A.
6.875%, 05/29/2018	200,000	226,300
		1,120,506

Singapore - 4.8%
DBS Bank, Ltd.
5.000%, 11/15/2019	200,000	211,999
Oversea-Chinese Banking Corp., Ltd.
4.250%, 11/18/2019	200,000	207,446
United Overseas Bank, Ltd.
5.375%, 09/03/2019	100,000	105,802
		525,247

South Africa - 1.9%
Transnet SOC, Ltd.
4.500%, 02/10/2016	200,000	212,784

Thailand - 1.9%
PTTEP Australia International Finance Pty, Ltd.
4.152%, 07/19/2015	200,000	211,042

Turkey - 2.7%
Tupras Turkiye Petrol Rafinerileri A.S.
4.125%, 05/02/2018	300,000	299,625

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
December 31, 2012 (Continued)

	Principal Amount	Market Value
United Arab Emirates - 4.3%
Abu Dhabi National Energy Co.
5.875%, 12/13/2021	$200,000	$239,700
Dolphin Energy, Ltd.
5.500%, 12/15/2021	200,000	233,750
		473,450

TOTAL FOREIGN CORPORATE BONDS (Cost $9,234,914)		9,548,292

FOREIGN GOVERNMENT BONDS - 10.1%
Colombia - 1.1%
Colombia Government International Bond
8.700%, 02/15/2016	100,000	121,750

Costa Rica - 2.9%
Costa Rica Government International Bond
6.548%, 03/20/2014	300,000	315,300

Qatar - 4.2%
State of Qatar
4.500%, 01/20/2022	400,000	461,000

South Korea - 1.9%
Republic of Korea
5.750%, 04/16/2014	200,000	212,486

TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,068,244)		1,110,536

SHORT-TERM INVESTMENTS - 2.0%
Fidelity Institutional Government Portfolio, 0.010% (a)	224,183	224,183

TOTAL SHORT-TERM INVESTMENTS (Cost $224,183)		224,183

Total Investments (Cost $10,527,341) - 98.9%		$10,883,011
Other Assets in Excess of Liabilities - 1.1%		124,909
NET ASSETS - 100.0%		$11,007,920

Percentages are stated as a percent of net assets.

Footnotes:
(a) Rate quoted is seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DoubleLine® Emerging Markets Income Fund
December 31, 2012

ASSETS:
Investments at value (cost $10,527,341)	$10,883,011
Cash	11,900
Receivables:
Dividends and interest	151,299
Deferred offering costs	5,588
Prepaid expenses	399
Total assets	11,052,197

LIABILITIES:
Payable to adviser	6,277
Payable to adviser - offering costs	5,503
Payable for fund shares redeemed	18
Accrued expenses	32,479
Total liabilities	44,277

NET ASSETS	$11,007,920

Shares Outstanding	1,061,244
Net asset value, offering price and redemption price per share	$10.37

COMPOSITION OF NET ASSETS:
Paid in capital	$10,637,170
Accumulated undistributed net investment income (loss)	83
Accumulated net realized gain (loss) on investments	14,997
Net unrealized appreciation (depreciation) on investments	355,670
Net Assets	$11,007,920

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DoubleLine® Emerging Markets Income Fund
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$240,107
Total income	240,107

EXPENSES
Advisory fees (Note 3)	55,176
Audit fees	22,975
Trustee fees (Note 3)	16,010
Administration fees	14,686
Legal fees	8,200
Offering costs	7,887
Custodian fees	6,023
Shareholder servicing fees	4,200
Reports to shareholders	4,100
Registration fees	1,364
Other expenses	2,144
Total operating expenses	142,765
Less: expense reimbursement by adviser	(82,685)
Net expenses	60,080
Net investment income (loss)	180,027

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	105,575
Change in net unrealized appreciation/depreciation on investments	355,670
Net realized and unrealized gain (loss) on investments	461,245

Net increase (decrease) in net assets resulting from operations	$641,272

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DoubleLine® Emerging Markets Income Fund
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$180,027
Net realized gain (loss) on investments	105,575
Change in net unrealized appreciation/depreciation on investments	355,670
Net increase (decrease) in net assets resulting from operations	641,272

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(179,944)
Net realized gain on investments	(90,578)
Net decrease in net assets resulting from distributions paid	(270,522)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,366,858
Proceeds from reinvestment of distributions	270,522
Cost of shares redeemed	(210)
Net increase (decrease) from capital share transactions	10,637,170
Total increase (decrease) in net assets	11,007,920

NET ASSETS
Beginning of period	-
End of period	$11,007,920
Undistributed net investment income (loss)	$83

CHANGE IN SHARES
Shares sold	1,035,139
Shares issued on reinvestment of distributions	26,125
Shares redeemed	(20)
Net increase (decrease) in capital shares	1,061,244

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DoubleLine® Emerging Markets Income Fund
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.18
Net realized and unrealized gain (loss) on investments	0.46
Total from investment operations	0.64

Less distributions:
From net investment income	(0.18)
From net realized gain	(0.09)
Total distributions	(0.27)

Net asset value, end of period	$10.37

Total return	6.37%	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$11.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.33%	(4)
Net of waivers and reimbursements	0.98%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.94%	(4)

Portfolio turnover rate	52.25%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Yacktman Focused Fund
Schedule of Investments
December 31, 2012

	Shares	Market Value

COMMON STOCKS - 84.3%
Air Freight & Logistics - 0.5%
C. H. Robinson Worldwide, Inc.	500	$31,610

Beverages - 11.4%
Coca-Cola Co. (The)	4,600	166,750
PepsiCo, Inc.	7,800	533,754
		700,504

Capital Markets - 2.2%
Bank of New York Mellon Corp. (The)	2,100	53,970
Goldman Sachs Group, Inc. (The)	200	25,512
Northern Trust Corp.	500	25,080
State Street Corp.	700	32,907
		137,469

Commercial Banks - 1.7%
U.S. Bancorp	3,300	105,402

Communications Equipment - 7.2%
Cisco Systems, Inc.	17,000	334,050
Corning, Inc.	4,600	58,052
Research In Motion, Ltd. (a)	4,000	47,520
		439,622

Computers & Peripherals - 1.5%
Dell, Inc.	5,000	50,650
Hewlett-Packard Co.	3,000	42,750
		93,400

Diversified Consumer Services - 0.9%
Apollo Group, Inc., Class A (a)	2,500	52,300

Food & Staples Retailing - 5.6%
Sysco Corp.	9,200	291,272
Wal-Mart Stores, Inc.	800	54,584
		345,856

Health Care Equipment & Supplies - 9.9%
Becton, Dickinson & Co.	750	58,643
C.R. Bard, Inc.	2,800	273,672
Covidien PLC	700	40,418
Stryker Corp.	4,300	235,726
		608,459

Health Care Providers & Services - 1.7%
Patterson Cos., Inc.	650	22,250
WellPoint, Inc.	1,300	79,196
		101,446

Symetra Yacktman Focused Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Household Products - 14.8%
Clorox Co. (The)	2,600	$190,372
Colgate-Palmolive Co.	150	15,681
Procter & Gamble Co. (The)	10,300	699,267
		905,320

Media - 14.2%
Comcast Corp., Class A	1,900	68,305
Liberty Interactive Corp., Series A (a)	700	13,776
News Corp., Class A	25,700	656,378
Viacom, Inc., Class B	2,500	131,850
		870,309

Oil, Gas & Consumable Fuels - 2.5%
ConocoPhillips	1,850	107,281
Exxon Mobil Corp.	500	43,275
		150,556

Personal Products - 1.3%
Avon Products, Inc.	5,700	81,852

Pharmaceuticals - 4.8%
Johnson & Johnson	2,550	178,755
Pfizer, Inc.	4,600	115,368
		294,123

Software - 4.1%
Microsoft Corp.	9,500	253,935

TOTAL COMMON STOCKS (Cost $4,816,599)		5,172,163

	Principal Amount

SHORT-TERM INVESTMENTS - 17.7%
JPMorgan Liquid Assets Money Market Fund	$481,128	481,128
JPMorgan Prime Money Market Fund	608,655	608,655

TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,783)		1,089,783

Total Investments (Cost $5,906,382) - 102.0%		$6,261,946
Liabilities in Excess of Other Assets - (2.0)%		(120,714)
NET ASSETS - 100.0%		$6,141,232

Percentages are stated as a percent of net assets.

Footnotes:
PLC - Public Limited Company
(a) Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Yacktman Focused Fund
December 31, 2012

ASSETS:
Investments at value (cost $5,906,382)	$6,261,946
Receivables:
Dividends and interest	6,994
Deferred offering costs	2,752
Prepaid expenses	200
Total assets	6,271,892

LIABILITIES:
Payable to adviser	2,706
Payable to adviser - offering costs	2,751
Payable for investments purchased	99,730
Payable for fund shares redeemed	37
Accrued expenses	25,436
Total liabilities	130,660

NET ASSETS	$6,141,232

Shares Outstanding	574,935
Net asset value, offering price and redemption price per share	$10.68

COMPOSITION OF NET ASSETS:
Paid in capital	$5,772,811
Accumulated undistributed net investment income (loss)	39
Accumulated net realized gain (loss) on investments	12,818
Net unrealized appreciation (depreciation) on investments	355,564
Net Assets	$6,141,232

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Yacktman Focused Fund
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Dividend income	$69,918
Interest income	543
Total income	70,461

EXPENSES
Advisory fees (Note 3)	34,414
Audit fees	19,975
Administration fees	10,936
Trustee fees (Note 3)	8,086
Shareholder servicing fees	3,968
Offering costs	3,944
Legal fees	3,400
Reports to shareholders	2,150
Custodian fees	1,989
Registration fees	682
Other expenses	1,080
Total operating expenses	90,624
Less: expense reimbursement by adviser	(53,801)
Net expenses	36,823
Net investment income (loss)	33,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	32,363
Change in net unrealized appreciation/depreciation on investments	355,564
Net realized and unrealized gain (loss) on investments	387,927

Net increase (decrease) in net assets resulting from operations	$421,565

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Yacktman Focused Fund
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$33,638
Net realized gain (loss) on investments	32,363
Change in net unrealized appreciation/depreciation on investments	355,564
Net increase (decrease) in net assets resulting from operations	421,565

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(33,599)
Net realized gain on investments	(19,545)
Net decrease in net assets resulting from distributions paid	(53,144)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,732,090
Proceeds from reinvestment of distributions	53,144
Cost of shares redeemed	(12,423)
Net increase (decrease) from capital share transactions	5,772,811
Total increase (decrease) in net assets	6,141,232

NET ASSETS
Beginning of period	-
End of period	$6,141,232
Undistributed net investment income (loss)	$39

CHANGE IN SHARES
Shares sold	571,192
Shares issued on reinvestment of distributions	4,947
Shares redeemed	(1,204)
Net increase (decrease) in capital shares	574,935

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Yacktman Focused Fund
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investments	0.71
Total from investment operations	0.77

Less distributions:
From net investment income	(0.06)
From net realized gain	(0.03)
Total distributions	(0.09)

Net asset value, end of period	$10.68

Total return	7.73%	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$6.1

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.63%	(4)
Net of waivers and reimbursements	1.07%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	0.98%	(4)

Portfolio turnover rate	8.31%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra DFA U.S. CORE Equity Fund
Summary Schedule of Investments
December 31, 2012

	Shares	Market Value

COMMON STOCKS - 79.1%
Consumer Discretionary - 10.3%
Amazon.com, Inc. (a)	424	$106,483
Comcast Corp. Class A	3,400	127,092
Home Depot, Inc. (The)	2,100	129,885
McDonald’s Corp.	1,400	123,494
Time Warner, Inc.	1,900	90,877
Other Securities*		2,300,589
		2,878,420

Consumer Staples - 6.6%
Coca-Cola Co. (The)	3,154	114,332
Colgate-Palmolive Co.	700	73,178
Mondelez International, Inc. Class A	3,200	81,504
PepsiCo, Inc.	1,811	123,927
Philip Morris International, Inc.	1,500	125,460
Procter & Gamble Co. (The)	2,200	149,358
Wal-Mart Stores, Inc.	2,500	170,575
Other Securities*		999,554
		1,837,888

Energy - 10.1%
Anadarko Petroleum Corp.	1,000	74,310
Chevron Corp.	3,400	367,676
ConocoPhillips	2,300	133,377
Exxon Mobil Corp.	6,400	553,920
Occidental Petroleum Corp.	1,600	122,576
Schlumberger, Ltd.	1,729	119,802
Other Securities*		1,441,304
		2,812,965

Financials - 12.1%
Bank of America Corp.	21,400	248,240
Citigroup, Inc.	5,800	229,448
Goldman Sachs Group, Inc. (The)	900	114,804
JPMorgan Chase & Co.	3,362	147,827
U.S. Bancorp	2,600	83,044
Wells Fargo & Co.	8,742	298,802
Other Securities*		2,244,647
		3,366,812

Health Care - 8.8%
Abbott Laboratories	2,100	137,550
Gilead Sciences, Inc. (a)	1,000	73,450
Johnson & Johnson	3,700	259,370
Merck & Co., Inc.	4,100	167,854
Pfizer, Inc.	7,220	181,078
UnitedHealth Group, Inc.	1,400	75,936
Other Securities*		1,561,438
		2,456,676

Symetra DFA U.S. CORE Equity Fund
Summary Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value

Industrials - 9.7%
3M Co.	814	$75,580
Caterpillar, Inc.	810	72,560
General Electric Co.	18,119	380,318
Union Pacific Corp.	900	113,148
United Parcel Service, Inc. Class B	1,000	73,730
United Technologies Corp.	1,200	98,412
Other Securities*		1,902,124
		2,715,872

Information Technology - 12.9%
Apple, Inc.	700	373,121
Cisco Systems, Inc.	10,000	196,500
eBay, Inc. (a)	1,600	81,632
Google, Inc. Class A (a)	400	283,748
Intel Corp.	5,918	122,088
International Business Machines Corp.	1,500	287,325
Mastercard, Inc. Class A	200	98,256
Microsoft Corp.	6,800	181,764
Oracle Corp.	5,400	179,928
Visa, Inc. Class A	700	106,106
Other Securities*		1,703,125
		3,613,593

Materials - 4.2%
Other Securities*		1,165,596

Telecommunication Services - 1.5%
AT&T, Inc.	4,289	144,582
Verizon Communications, Inc.	3,300	142,791
Other Securities*		146,913
		434,286

Utilities - 2.9%
Other Securities*		798,120

TOTAL COMMON STOCKS (Cost $20,084,771)		22,080,228

MUTUAL FUNDS - 20.4%
DFA U.S. Small Cap Portfolio	251,353	5,698,169

TOTAL MUTUAL FUNDS (Cost $5,368,161)		5,698,169

SHORT-TERM INVESTMENTS - 0.6%
Fidelity Institutional Government Portfolio 0.010% (b)	177,994	177,994

TOTAL SHORT-TERM INVESTMENTS (Cost $177,994)		177,994

Total Investments (Cost $25,630,926) - 100.1%		$27,956,391
Liabilities in Excess of Other Assets - (0.1)%		(21,022)
NET ASSETS - 100.0%		$27,935,369

The accompanying notes are an integral part of these financial statements.

Symetra DFA U.S. CORE Equity Fund
Summary Schedule of Investments
December 31, 2012 (Continued)

Percentages are stated as a percent of net assets.

(a)		Non-Income Producing
(b)		Rate quoted is seven-day yield at period end.
*
Represents the aggregate value, by category, of securities that are not among the largest 50 holdings of the Fund and do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Non-Income Producing Securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Fund’s complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-796-3872; and (ii) on the Commission’s website at http:\\www.sec.gov.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DFA U.S. CORE Equity Fund
December 31, 2012

ASSETS:
Investments at value (cost $25,630,926)	$27,956,391
Cash	477
Receivables:
Securities sold	6,898
Dividends and interest	20,711
Deferred offering costs	13,757
Prepaid expenses	999
Total assets	27,999,233

LIABILITIES:
Payable to adviser	19,638
Payable to adviser - offering costs	13,757
Accrued expenses	30,469
Total liabilities	63,864

NET ASSETS	$27,935,369

Shares Outstanding	2,528,107
Net asset value, offering price and redemption price per share	$11.05

COMPOSITION OF NET ASSETS:
Paid in capital	$25,306,607
Accumulated undistributed net investment income (loss)	688
Accumulated net realized gain (loss) on investments	302,609
Net unrealized appreciation (depreciation) on investments	2,325,465
Net Assets	$27,935,369

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DFA U.S. CORE Equity Fund
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Dividend income(1)	$385,284
Interest income	30
Total income	385,314

EXPENSES
Advisory fees (Note 3)	65,809
Trustee fees (Note 3)	40,042
Administration fees	29,884
Offering costs	19,718
Audit fees	16,975
Legal fees	15,000
Reports to shareholders	10,456
Shareholder servicing fees	4,992
Custodian fees	4,822
Registration fees	3,410
Other expenses	5,372
Total operating expenses	216,480
Less: expense reimbursement by adviser	(138,136)
Net expenses	78,344
Net investment income (loss)	306,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Long term capital gain dividends	273,875
Net realized gain (loss) on investments	29,060
Change in net unrealized appreciation/depreciation on investments	2,325,465
Net realized and unrealized gain (loss) on investments	2,628,400

Net increase (decrease) in net assets resulting from operations	$2,935,370

* Commenced operations on May 30, 2012
(1) Net of foreign taxes withheld of $246

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DFA U.S. CORE Equity Fund
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$306,970
Long term capital gain dividends	273,875
Net realized gain (loss) on investments	29,060
Change in net unrealized appreciation/depreciation on investments	2,325,465
Net increase (decrease) in net assets resulting from operations	2,935,370

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(306,507)
Net realized gain on investments	(101)
Net decrease in net assets resulting from distributions paid	(306,608)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,000,012
Proceeds from reinvestment of distributions	306,608
Cost of shares redeemed	(13)
Net increase (decrease) from capital share transactions	25,306,607
Total increase (decrease) in net assets	27,935,369

NET ASSETS
Beginning of period	-
End of period	$27,935,369
Undistributed net investment income (loss)	$688

CHANGE IN SHARES
Shares sold	2,500,001
Shares issued on reinvestment of distributions	28,107
Shares redeemed	(1)
Net increase (decrease) in capital shares	2,528,107

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DFA U.S. CORE Equity Fund
For a capital share outstanding throughout the period

	Period Ended
	December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gain (loss) on investments	1.05
Total from investment operations	1.17

Less distributions:
From net investment income	(0.12)
From net realized gain	(0.00)	*
Total distributions	(0.12)

Net asset value, end of period	$11.05

Total return	11.74%	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$27.9

Ratio of expenses to average net assets:
Before waivers and reimbursements	1.38%	(4)
Net of waivers and reimbursements	0.50%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	1.96%	(4)

Portfolio turnover rate	1.74%	(3)

* Amount is less than $0.01 per share.
1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
December 31, 2012

	Shares	Market Value
COMMON STOCKS - 69.2%
Australia - 5.6%
Australia & New Zealand Banking Group, Ltd.	5,703	$150,198
BHP Billiton, Ltd.	3,128	122,119
Commonwealth Bank of Australia	1,549	100,881
National Australia Bank, Ltd.	4,766	125,361
Wesfarmers, Ltd.	2,136	82,410
Westpac Banking Corp.	6,500	178,099
Other Securities*		945,240
		1,704,308
Austria - 0.2%
Other Securities*		57,563

Belgium - 0.5%
Other Securities*		144,420

Canada - 6.8%
Bank of Montreal	1,300	79,690
Royal Bank of Canada	1,400	84,279
Suncor Energy, Inc.	3,700	121,672
Toronto-Dominion Bank (The)	1,816	152,900
Other Securities*		1,644,086
		2,082,627
Colombia - 0.1%
Other Securities*		18,587

Denmark - 0.9%
Other Securities*		260,556

Finland - 0.8%
Other Securities*		249,221

France - 5.3%
AXA SA	4,402	79,042
Sanofi	1,780	168,798
Total SA	4,580	238,312
Other Securities*		1,143,581
		1,629,733
Germany - 5.1%
Allianz SE	1,103	153,756
BASF SE	879	83,119
Bayer AG	792	75,527
Daimler AG	2,182	120,132
Deutsche Telekom AG	6,793	77,325

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Germany (continued)
E.ON SE	4,358	$81,739
Muenchener Rueckversicherungs AG	435	78,530
Siemens AG	788	86,169
Other Securities*		799,093
		1,555,390
Hong Kong - 1.6%
Other Securities*		486,796

Ireland - 0.5%
Other Securities*		162,620

Israel - 0.2%
Other Securities*		53,756

Italy - 1.6%
Eni SpA	4,918	120,480
Other Securities*		378,690
		499,170
Japan - 12.4%
Honda Motor Co., Ltd.	3,100	114,807
Mitsubishi UFJ Financial Group, Inc.	27,200	147,182
Mizuho Financial Group, Inc.	48,800	89,474
Sumitomo Mitsui Financial Group, Inc.	2,900	105,391
Toyota Motor Corp.	2,400	112,071
Other Securities*		3,220,924
		3,789,849
Jersey - 0.0%
Other Securities*		6,035

Mexico - 0.0%
Other Securities*		7,269

Netherlands - 3.2%
Koninklijke Philips Electronics NV	3,933	104,147
Royal Dutch Shell PLC - ADR	5,010	355,159
Other Securities*		529,754
		989,060
New Zealand - 0.1%
Other Securities*		30,253

Norway - 0.9%
Other Securities*		259,080

Singapore - 1.4%
Other Securities*		417,010

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	11,139	$103,491
Other Securities*		353,159
		456,650
Sweden - 2.4%
Other Securities*		741,296

Switzerland - 5.1%
ABB, Ltd.	4,524	93,816
Nestle SA	3,001	195,796
Novartis AG	4,685	295,967
Roche Holding AG	412	83,299
UBS AG	8,669	135,660
Zurich Insurance Group AG	351	94,053
Other Securities*		659,963
		1,558,554
United Arab Emirates - 0.0%
Other Securities*		3,847

United Kingdom - 12.9%
AstraZeneca PLC - ADR	2,533	119,735
Barclays PLC - ADR	6,664	115,420
BG Group PLC	6,795	113,340
BHP Billiton PLC - ADR	2,105	148,129
BP PLC - ADR	5,089	211,906
HSBC Holdings PLC- ADR	5,894	312,795
Lloyds Banking Group PLC (a)	95,796	76,340
Rio Tinto PLC - ADR	2,672	155,216
Standard Chartered PLC	5,207	134,756
TESCO PLC	13,933	76,751
Vodafone Group PLC - ADR	7,887	198,674
Other Securities*		2,266,461
		3,929,523
United States - 0.1%
Other Securities*		20,460

TOTAL COMMON STOCKS (Cost $17,547,907)		21,113,633

PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
Other Securities*		398

TOTAL PREFERRED STOCK (Cost $393)		398

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
MUTUAL FUNDS - 30.2%
United States - 30.2%
DFA International Small Cap Value Portfolio	482,786	$7,714,924
DFA VA International Small portfolio	145,687	1,486,005

TOTAL MUTUAL FUNDS (Cost $7,823,748)		9,200,929

SHORT-TERM INVESTMENTS - 0.3%
United States - 0.3%
Fidelity Institutional Government Portfolio 0.010% (b)	84,354	84,354

TOTAL SHORT-TERM INVESTMENTS (Cost $84,354)		84,354

Total Investments (Cost $25,456,402) - 99.7%		$30,399,314
Other Assets in Excess of Liabilities - 0.3%		84,799
NET ASSETS - 100.0%		$30,484,113

Percentages are stated as a percent of net assets.

Footnotes
ADR - American Depository Receipt
PLC - Public Liability Company
(a) Non-income producing security.
(b) Rate quoted is seven-day yield at period end
*
Represents the aggregate value, by category, of securities that are not among the largest 50 holdings of the Fund and do not represent more than 1.0% of the net assets of the Fund. Some of the individual Securities within this category may include Non-Income Producing Securities.

The Fund’s complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-796-3872; and (ii) on the Commission’s website at http:\\www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Symetra DFA International CORE Equity Fund
Summary Schedule of Investments
December 31, 2012 (Continued)

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Financials	18.4%
Industrials	10.6%
Materials	8.1%
Energy	7.7%
Consumer Discretionary	7.3%
Consumer Staples	5.4%
Health Care	4.3%
Information Technology	3.1%
Telecommunication Services	2.3%
Utilities	2.0%
Total Common Stock	69.2%
Total Mutual Funds	30.2%
Preferred Stock	0.0%
Short-Term Investments	0.3%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra DFA International CORE Equity Fund
December 31, 2012

ASSETS:
Investments at value (cost $25,456,402)	$30,399,314
Foreign currency at value (cost $132,081)	129,004
Cash	110
Receivables:
Dividends and interest	24,943
Deferred offering costs	13,757
Prepaid expenses	999
Total assets	30,568,127

LIABILITIES:
Payable to adviser	$23,322
Payable to adviser - offering costs	13,757
Accrued expenses	46,935
Total liabilities	84,014

NET ASSETS	$30,484,113

Shares Outstanding	2,532,971
Net asset value, offering price and redemption price per share	$12.03

COMPOSITION OF NET ASSETS:
Paid in capital	$25,373,782
Accumulated undistributed net investment income (loss)	(13,760)
Accumulated net realized gain (loss) on investments	184,196
Net unrealized appreciation (depreciation) on investments	4,942,912
Net unrealized appreciation (depreciation) on foreign currency transactions	(3,017)
Net Assets	$30,484,113

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra DFA International CORE Equity Fund
 For the Period Ended December 31, 2012*

INVESTMENT INCOME
Dividend income(1)	$458,400
Interest income	30
Total income	458,430

EXPENSES
Advisory fees (Note 3)	97,780
Administration fees	69,477
Trustee fees (Note 3)	40,185
Audit fees	19,975
Offering costs	19,718
Custodian fees	16,668
Legal fees	15,500
Reports to shareholders	10,500
Shareholder servicing fees	5,097
Registration fees	3,410
Other expenses	5,469
Total operating expenses	303,779
Less: expense reimbursement by adviser	(191,326)
Net expenses	112,453
Net investment income (loss)	345,977

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Long term capital gain dividends	124,459
Net realized gain on investments	61,502
Net realized gain (loss) on foreign currency transactions	3,450
Change in net unrealized appreciation/depreciation on investments	4,942,912
Change in net unrealized appreciation/depreciation on foreign currency transactions	(3,017)
Net realized and unrealized gain (loss) on investments	5,129,306

Net increase (decrease) in net assets resulting from operations	$5,475,283

* Commenced operations on May 30, 2012
(1)	Net of foreign taxes withheld of $20,376

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra DFA International CORE Equity Fund
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$345,977
Long term capital gain dividends	124,459
Net realized gain on investments and foreign currency	64,952
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	4,939,895
Net increase (decrease) in net assets resulting from operations	5,475,283

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(363,187)
Net realized gain on investments	(1,765)
Net decrease in net assets resulting from distributions paid	(364,952)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,008,856
Proceeds from reinvestment of distributions	364,952
Cost of shares redeemed	(26)
Net increase (decrease) from capital share transactions	25,373,782
Total increase (decrease) in net assets	30,484,113

NET ASSETS
Beginning of period	-
End of period	$30,484,113
Undistributed net investment income (loss)	$(13,760)

CHANGE IN SHARES
Shares sold	2,500,771
Shares issued on reinvestment of distributions	32,202
Shares redeemed	(2)
Net increase (decrease) in capital shares	2,532,971

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra DFA International CORE Equity Fund
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.14
Net realized and unrealized gain (loss) on investments	2.03
Total from investment operations	2.17

Less distributions:
From net investment income	(0.14)
From net realized gain	(0.00)	*
Total distributions	(0.14)

Net asset value, end of period	$12.03

Total return	21.85%	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$30.5

Ratio of expenses to average net assets:
Before waivers and reimbursements	1.86%	(4)
Net of waivers and reimbursements	0.69%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.12%	(4)

Portfolio turnover rate	2.13%	(3)

* Amount is less than $0.01 per share.
1)	Commenced operations on May 30, 2012
2)	NAV at Fund inception
3)	Not Annualized
4)	Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.4%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$169,421

TOTAL INTERNATIONAL DEBT (Cost $175,522)		169,421

U.S. GOVERNMENT AGENCIES - 37.5%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,525
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	262,395
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	157,568

TOTAL U.S. GOVERNMENT AGENCIES (Cost $747,756)		755,399

U.S. TREASURY OBLIGATIONS - 52.5%
U.S. Treasury Strip
0.000%, 02/15/2026	1,442,000	1,055,358

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,084,597)		1,055,358

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	30,821	30,821

TOTAL SHORT-TERM INVESTMENTS (Cost $30,821)		30,821

Total Investments (Cost $2,038,696) - 99.9%		$2,010,999
Other Assets in Excess of Liabilities - 0.1%		1,260
NET ASSETS - 100.0%		$2,012,259

Percentages are stated as a percent of net assets.

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
December 31, 2012

ASSETS:
Investments at value (cost $2,038,696)	$2,010,999
Receivables:
Dividends and interest	12,379
Receivable from adviser (Note 3)	1,766
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	2,026,325

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,965
Total liabilities	14,066

NET ASSETS	$2,012,259

Shares Outstanding	204,002
Net asset value, offering price and redemption price per share	$9.86

COMPOSITION OF NET ASSETS:
Paid in capital	$2,039,955
Accumulated undistributed net investment income (loss)	1
Net unrealized appreciation (depreciation) on investments	(27,697)
Net Assets	$2,012,259

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$33,849
Total income	33,849

EXPENSES
Advisory fees (Note 3)	3,781
Administration fees	9,791
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,196
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,438
Reports to shareholders	805
Registration fees	273
Other expenses	428
Total operating expenses	34,509
Less: expense reimbursement by adviser	(29,783)
Net expenses	4,726
Net investment income (loss)	29,123

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	10,832
Change in net unrealized appreciation/depreciation on investments	(27,697)
Net realized and unrealized gain (loss) on investments	(16,865)

Net increase (decrease) in net assets resulting from operations	$12,258

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$29,123
Net realized gain (loss) on investments	10,832
Change in net unrealized appreciation/depreciation on investments	(27,697)
Net increase (decrease) in net assets resulting from operations	12,258

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(29,122)
Net realized gain on investments	(10,832)
Net decrease in net assets resulting from distributions paid	(39,954)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,003
Proceeds from reinvestment of distributions	39,954
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,039,955
Total increase (decrease) in net assets	2,012,259

NET ASSETS
Beginning of period	-
End of period	$2,012,259
Undistributed net investment income (loss)	$1

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	4,002
Shares redeemed	-
Net increase (decrease) in capital shares	204,002

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2016 (b. 1942-1947)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.14
Net realized and unrealized gain (loss) on investments	(0.09)
Total from investment operations	0.05

Less distributions:
From net investment income	(0.14)
From net realized gain	(0.05)
Total distributions	(0.19)

Net asset value, end of period	$9.86

Total return	0.57%	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.92%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.46%	(4)

Portfolio turnover rate	53.56%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.5%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$169,422

TOTAL INTERNATIONAL DEBT (Cost $175,522)		169,422

U.S. GOVERNMENT AGENCIES - 38.0%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,525
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	262,395
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	159,838

TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,404)		757,669

U.S. TREASURY OBLIGATIONS - 52.0%
U.S. Treasury Strip
0.000%, 02/15/2030	1,653,000	1,036,606

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,076,538)		1,036,606

	Shares
SHORT-TERM INVESTMENTS - 1.4%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	29,039	29,039

TOTAL SHORT-TERM INVESTMENTS (Cost $29,039)		29,039

Total Investments (Cost $2,031,503) - 99.9%		$1,992,736
Other Assets in Excess of Liabilities - 0.1%		1,465
NET ASSETS - 100.0%		$1,994,201

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
December 31, 2012

ASSETS:
Investments at value (cost $2,031,503)	$1,992,736
Receivables:
Dividends and interest	12,595
Receivable from adviser (Note 3)	1,769
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	2,008,281

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,979
Total liabilities	14,080

NET ASSETS	$1,994,201

Shares Outstanding	203,306
Net asset value, offering price and redemption price per share	$9.81

COMPOSITION OF NET ASSETS:
Paid in capital	$2,032,950
Accumulated undistributed net investment income (loss)	18
Net unrealized appreciation (depreciation) on investments	(38,767)
Net Assets	$1,994,201

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$37,673
Total income	37,673

EXPENSES
Advisory fees (Note 3)	3,764
Administration fees	9,791
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,201
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,430
Reports to shareholders	805
Registration fees	273
Other expenses	428
Total operating expenses	34,489
Less: expense reimbursement by adviser	(29,784)
Net expenses	4,705
Net investment income (loss)	32,968

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(38,767)
Net realized and unrealized gain (loss) on investments	(38,767)

Net increase (decrease) in net assets resulting from operations	$(5,799)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$32,968
Change in net unrealized appreciation/depreciation on investments	(38,767)
Net increase (decrease) in net assets resulting from operations	(5,799)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(32,950)
Net decrease in net assets resulting from distributions paid	(32,950)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	32,950
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,032,950
Total increase (decrease) in net assets	1,994,201

NET ASSETS
Beginning of period	-
End of period	$1,994,201
Undistributed net investment income (loss)	$18

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	3,306
Shares redeemed	-
Net increase (decrease) in capital shares	203,306

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1942-1947)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.16
Net realized and unrealized gain (loss) on investments	(0.19)
Total from investment operations	(0.03)

Less distributions:
From net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$9.81

Total return	(0.28%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.93%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.80%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value

INTERNATIONAL DEBT - 8.5%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$169,421

TOTAL INTERNATIONAL DEBT (Cost $175,522)		169,421

U.S. GOVERNMENT AGENCIES - 38.1%
Federal Farm Credit Bank
4.600%, 06/08/2037	215,000	258,183
Federal Home Loan Bank
5.500%, 07/15/2036	130,000	179,533
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
5.250%, 09/15/2039	121,000	159,839

TOTAL U.S. GOVERNMENT AGENCIES (Cost $750,243)		756,466

U.S. TREASURY OBLIGATIONS - 51.9%
U.S. Treasury Strip
0.000%, 02/15/2034	1,906,000	1,031,518

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,079,850)		1,031,518

	Shares

SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	30,444	30,444

TOTAL SHORT-TERM INVESTMENTS (Cost $30,444)		30,444

Total Investments (Cost $2,036,059) - 100.0%		$1,987,849
Other Assets in Excess of Liabilities - 0.0%		151
NET ASSETS - 100.0%		$1,988,000

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
December 31, 2012

ASSETS:
Investments at value (cost $2,036,059)	$1,987,849
Receivables:
Dividends and interest	11,277
Receivable from adviser (Note 3)	1,768
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	2,002,075

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,974
Total liabilities	14,075

NET ASSETS	$1,988,000

Shares Outstanding	203,636
Net asset value, offering price and redemption price per share	$9.76

COMPOSITION OF NET ASSETS:
Paid in capital	$2,036,197
Accumulated undistributed net investment income (loss)	13
Net unrealized appreciation (depreciation) on investments	(48,210)
Net Assets	$1,988,000

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$40,911
Total income	40,911

EXPENSES
Advisory fees (Note 3)	3,761
Administration fees	9,791
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,195
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,431
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,480
Less: expense reimbursement by adviser	(29,779)
Net expenses	4,701
Net investment income (loss)	36,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(48,210)
Net realized and unrealized gain (loss) on investments	(48,210)

Net increase (decrease) in net assets resulting from operations	$(12,000)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$36,210
Change in net unrealized appreciation/depreciation on investments	(48,210)
Net increase (decrease) in net assets resulting from operations	(12,000)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(36,197)
Net decrease in net assets resulting from distributions paid	(36,197)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	36,197
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,036,197
Total increase (decrease) in net assets	1,988,000

NET ASSETS
Beginning of period	-
End of period	$1,988,000
Undistributed net investment income (loss)	$13

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	3,636
Shares redeemed	-
Net increase (decrease) in capital shares	203,636

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1942-1947)
For a capital share outstanding throughout the period

	Period Ended
	December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.18
Net realized and unrealized gain (loss) on investments	(0.24)
Total from investment operations	(0.06)

Less distributions:
From net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$9.76

Total return	(0.63%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.93%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.08%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.5%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$169,422

TOTAL INTERNATIONAL DEBT (Cost $175,522)		169,422

U.S. GOVERNMENT AGENCIES - 37.8%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,525
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	262,395
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	157,568

TOTAL U.S. GOVERNMENT AGENCIES (Cost $747,756)		755,399

U.S. TREASURY OBLIGATIONS - 52.1%
U.S. Treasury Strip
0.000%, 02/15/2029	1,602,000	1,039,299
TOTAL U.S TREASURY OBLIGATIONS (Cost $1,077,718)		1,039,299

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	29,993	29,993
TOTAL SHORT-TERM INVESTMENTS (Cost $29,993)		29,993

Total Investments (Cost $2,030,989) - 99.9%		$1,994,113
Other Assets in Excess of Liabilities - 0.1%		1,254
NET ASSETS - 100.0%		$1,995,367

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
December 31, 2012

ASSETS:
Investments at value (cost $2,030,989)	$1,994,113
Receivables:
Dividends and interest	12,379
Receivable from adviser (Note 3)	1,774
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	2,009,447

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,979
Total liabilities	14,080

NET ASSETS	$1,995,367

Shares Outstanding	203,230
Net asset value, offering price and redemption price per share	$9.82

COMPOSITION OF NET ASSETS:
Paid in capital	$2,032,239
Accumulated undistributed net investment income (loss)	4
Net unrealized appreciation (depreciation) on investments	(36,876)
Net Assets	$1,995,367

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$36,955
Total income	36,955

EXPENSES
Advisory fees (Note 3)	3,770
Administration fees	9,791
Audit fees	8,095
Shareholder servicing fees	3,629
Trustee fees (Note 3)	3,196
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,431
Reports to shareholders	805
Registration fees	276
Other expenses	427
Total operating expenses	34,497
Less: expense reimbursement by adviser	(29,786)
Net expenses	4,711
Net investment income (loss)	32,244

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(36,876)
Net realized and unrealized gain (loss) on investments	(36,876)

Net increase (decrease) in net assets resulting from operations	$(4,632)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$32,244
Change in net unrealized appreciation/depreciation on investments	(36,876)
Net increase (decrease) in net assets resulting from operations	(4,632)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(32,240)
Net decrease in net assets resulting from distributions paid	(32,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,001
Proceeds from reinvestment of distributions	32,240
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,032,239
Total increase (decrease) in net assets	1,995,367

NET ASSETS
Beginning of period	-
End of period	$1,995,367
Undistributed net investment income (loss)	$4

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	3,230
Shares redeemed	-
Net increase (decrease) in capital shares	203,230

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2016 (b. 1948-1952)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$ 10.00	(2)
Income (Loss) from investment operations:
Net investment income (loss)	0.16
Net realized and unrealized gain (loss) on investments	(0.18)
Total from investment operations	(0.02)

Less distributions:
From net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$ 9.82

Total return	(0.21%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$ 2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.93%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.74%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 8.5%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$169,422

TOTAL INTERNATIONAL DEBT (Cost $175,522)		169,422

U.S. GOVERNMENT AGENCIES - 38.0%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,525
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	262,395
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	157,568

TOTAL U.S. GOVERNMENT AGENCIES (Cost $747,757)		755,399

U.S. TREASURY OBLIGATIONS - 51.9%
U.S. Treasury Strip
0.000%, 02/15/2033	1,841,000	1,033,486
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,080,819)		1,033,486

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	29,962	29,962

TOTAL SHORT-TERM INVESTMENTS (Cost $29,962)		29,962

Total Investments (Cost $2,034,060) - 99.9%		$1,988,269
Other Assets in Excess of Liabilities - 0.1%		1,269
NET ASSETS - 100.0%		$1,989,538

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
December 31, 2012

ASSETS:
Investments at value (cost $2,034,060)	$1,988,269
Receivables:
Dividends and interest	12,379
Receivable from adviser (Note 3)	1,782
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	2,003,611

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,972
Total liabilities	14,073

NET ASSETS	$1,989,538

Shares Outstanding	203,544
Net asset value, offering price and redemption price per share	$9.77

COMPOSITION OF NET ASSETS:
Paid in capital	$2,035,324
Accumulated undistributed net investment income (loss)	5
Net unrealized appreciation (depreciation) on investments	(45,791)
Net Assets	$1,989,538

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$40,036
Total income	40,036

EXPENSES
Advisory fees (Note 3)	3,766
Administration fees	9,791
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,196
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,430
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,485
Less: expense reimbursement by adviser	(29,778)
Net expenses	4,707
Net investment income (loss)	35,329

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(45,791)
Net realized and unrealized gain (loss) on investments	(45,791)

Net increase (decrease) in net assets resulting from operations	$(10,462)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$35,329
Change in net unrealized appreciation/depreciation on investments	(45,791)
Net increase (decrease) in net assets resulting from operations	(10,462)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(35,324)
Net decrease in net assets resulting from distributions paid	(35,324)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	35,324
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,035,324
Total increase (decrease) in net assets	1,989,538

NET ASSETS
Beginning of period	-
End of period	$1,989,538
Undistributed net investment income (loss)	$5

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	3,544
Shares redeemed	-
Net increase (decrease) in capital shares	203,544

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1948-1952)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.18
Net realized and unrealized gain (loss) on investments	(0.23)
Total from investment operations	(0.05)

Less distributions:
From net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$9.77

Total return	(0.57%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.93%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.00%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 17.6%
Inter-American Development Bank (a) 3.875%, 10/28/2041	$81,000	$88,767
KREDITANSTALT FUR WIEDERAUFBAU (a) 0.000%, 04/18/2036	190,000	89,870
Province of British Columbia (a) 7.250%, 09/01/2036	105,000	169,422

TOTAL INTERNATIONAL DEBT (Cost $358,990)		348,059

U.S. GOVERNMENT AGENCIES - 29.0%
Federal Farm Credit Bank 4.060%, 04/03/2040	235,000	254,623
Federal National Mortgage Association 5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority 5.250%, 09/15/2039	121,000	159,839

TOTAL U.S. GOVERNMENT AGENCIES (Cost $577,038)		573,373

U.S. TREASURY OBLIGATIONS - 52.0%
U.S. Treasury Strip 0.000%, 02/15/2036	2,032,000	1,025,496

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,097,765)		1,025,496

	Shares
SHORT-TERM INVESTMENTS - 1.4%
Invesco Aim STIC Prime Portfolio - Institutional Class 0.056% (b)	27,576	27,576

TOTAL SHORT-TERM INVESTMENTS (Cost $27,576)		27,576

Total Investments (Cost $2,061,369) - 100.0%		$1,974,504
Liabilities in Excess of Other Assets - (0.0)%		(888)
NET ASSETS - 100.0%		$1,973,616

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
December 31, 2012

ASSETS:
Investments at value (cost $2,061,369)	$1,974,504
Receivables:
Dividends and interest	10,241
Receivable from adviser (Note 3)	1,766
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,987,692

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,975
Total liabilities	14,076

NET ASSETS	$1,973,616

Shares Outstanding	206,175
Net asset value, offering price and redemption price per share	$9.57

COMPOSITION OF NET ASSETS:
Paid in capital	$2,060,466
Accumulated undistributed net investment income (loss)	15
Net unrealized appreciation (depreciation) on investments	(86,865)
Net Assets	$1,973,616

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$42,532
Total income	42,532

EXPENSES
Advisory fees (Note 3)	3,755
Administration fees	9,839
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,195
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,443
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,534
Less: expense reimbursement by adviser	(29,839)
Net expenses	4,695
Net investment income (loss)	37,837

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	22,644
Change in net unrealized appreciation/depreciation on investments	(86,865)
Net realized and unrealized gain (loss) on investments	(64,221)

Net increase (decrease) in net assets resulting from operations	$(26,384)

    * Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$37,837
Net realized gain (loss) on investments	22,644
Change in net unrealized appreciation/depreciation on investments	(86,865)
Net increase (decrease) in net assets resulting from operations	(26,384)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(37,806)
Net realized gain on investments	(22,660)
Net decrease in net assets resulting from distributions paid	(60,466)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	60,466
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,060,466
Total increase (decrease) in net assets	1,973,616

NET ASSETS
Beginning of period	-
End of period	$1,973,616
Undistributed net investment income (loss)	$15

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	6,175
Shares redeemed	-
Net increase (decrease) in capital shares	206,175

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1948-1952)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.19
Net realized and unrealized gain (loss) on investments	(0.32)
Total from investment operations	(0.13)

Less distributions:
From net investment income	(0.19)
From net realized gain	(0.11)
Total distributions	(0.30)

Net asset value, end of period	$9.57

Total return	(1.35%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.94%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.22%	(4)

Portfolio turnover rate	54.27%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 17.7%
Inter-American Development Bank (a) 3.875%, 10/28/2041	$81,000	$88,767
KREDITANSTALT FUR WIEDERAUFBAU (a) 0.000%, 06/29/2037	195,000	88,751
Province of British Columbia (a) 7.250%, 09/01/2036	105,000	169,422

TOTAL INTERNATIONAL DEBT (Cost $357,840)		346,940

U.S. GOVERNMENT AGENCIES - 29.3%
Federal Farm Credit Bank 4.060%, 04/03/2040	235,000	254,623
Federal National Mortgage Association 5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority 5.250%, 09/15/2039	121,000	159,839

TOTAL U.S. GOVERNMENT AGENCIES (Cost $577,039)		573,373

U.S. TREASURY OBLIGATIONS - 51.7%
U.S. Treasury Strip 0.000%, 02/15/2040	2,339,000	1,012,525

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,109,391)		1,012,525

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Invesco Aim STIC Prime Portfolio - Institutional Class 0.056% (b)	25,187	25,187

TOTAL SHORT-TERM INVESTMENTS (Cost $25,187)		25,187

Total Investments (Cost $2,069,457) - 100.0%		$1,958,025
Liabilities in Excess of Other Assets - (0.0)%		(883)
NET ASSETS - 100.0%		$1,957,142

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
December 31, 2012

ASSETS:
Investments at value (cost $2,069,457)	$1,958,025
Receivables:
Dividends and interest	10,241
Receivable from adviser (Note 3)	1,771
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,971,218

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,975
Total liabilities	14,076

NET ASSETS	$1,957,142

Shares Outstanding	207,049
Net asset value, offering price and redemption price per share	$9.45

COMPOSITION OF NET ASSETS:
Paid in capital	$2,068,572
Accumulated undistributed net investment income (loss)	2
Net unrealized appreciation (depreciation) on investments	(111,432)
Net Assets	$1,957,142

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$45,451
Total income	45,451

EXPENSES
Advisory fees (Note 3)	3,754
Administration fees	9,839
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,196
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,443
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,534
Less: expense reimbursement by adviser	(29,842)
Net expenses	4,692
Net investment income (loss)	40,759

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	27,814
Change in net unrealized appreciation/depreciation on investments	(111,432)
Net realized and unrealized gain (loss) on investments	(83,618)
Net increase (decrease) in net assets resulting from operations	$(42,859)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$40,759
Net realized gain (loss) on investments	27,814
Change in net unrealized appreciation/depreciation on investments	(111,432)
Net increase (decrease) in net assets resulting from operations	(42,859)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(40,756)
Net realized gain on investments	(27,815)
Net decrease in net assets resulting from distributions paid	(68,571)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,003
Proceeds from reinvestment of distributions	68,571
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,068,572
Total increase (decrease) in net assets	1,957,142

NET ASSETS
Beginning of period	-
End of period	$1,957,142
Undistributed net investment income (loss)	$2

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	7,049
Shares redeemed	-
Net increase (decrease) in capital shares	207,049

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2028 (b. 1948-1952)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.20
Net realized and unrealized gain (loss) on investments	(0.41)
Total from investment operations	(0.21)

Less distributions:
From net investment income	(0.20)
From net realized gain	(0.14)
Total distributions	(0.34)

Net asset value, end of period	$9.45

Total return	(2.17%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.94%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.47%	(4)

Portfolio turnover rate	54.54%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value

INTERNATIONAL DEBT - 8.5%
Province of British Columbia (a)
7.250%, 09/01/2036	$105,000	$169,421

TOTAL INTERNATIONAL DEBT (Cost $175,522)		169,421

U.S. GOVERNMENT AGENCIES - 37.9%
Federal Farm Credit Bank
4.600%, 06/08/2037	147,000	176,525
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	262,395
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
5.880%, 04/01/2036	113,000	157,568

TOTAL U.S. GOVERNMENT AGENCIES (Cost $747,755)		755,399

U.S. TREASURY OBLIGATIONS - 52.0%
U.S. Treasury Strip
0.000%, 02/15/2032	1,777,000	1,034,758

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,080,126)		1,034,758

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class 0.056% (b)	29,882	29,882

TOTAL SHORT-TERM INVESTMENTS (Cost $29,882)		29,882

Total Investments (Cost $2,033,285) - 99.9%		$1,989,460
Other Assets in Excess of Liabilities - 0.1%		1,262
NET ASSETS - 100.0%		$1,990,722

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
December 31, 2012

ASSETS:
Investments at value (cost $2,033,285)	$1,989,460
Receivables:
Dividends and interest	12,379
Receivable from adviser (Note 3)	1,775
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	2,004,795

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,972
Total liabilities	14,073

NET ASSETS	$1,990,722

Shares Outstanding	203,464
Net asset value, offering price and redemption price per share	$9.78

COMPOSITION OF NET ASSETS:
Paid in capital	$2,034,532
Accumulated undistributed net investment income (loss)	15
Net unrealized appreciation (depreciation) on investments	(43,825)
Net Assets	$1,990,722

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$39,256
Total income	39,256

EXPENSES
Advisory fees (Note 3)	3,766
Administration fees	9,791
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,196
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,431
Reports to shareholders	805
Registration fees	273
Other expenses	428
Total operating expenses	34,487
Less: expense reimbursement by adviser	(29,778)
Net expenses	4,709
Net investment income (loss)	34,547

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(43,825)
Net realized and unrealized gain (loss) on investments	(43,825)

Net increase (decrease) in net assets resulting from operations	$(9,278)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$34,547
Change in net unrealized appreciation/depreciation on investments	(43,825)
Net increase (decrease) in net assets resulting from operations	(9,278)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(34,532)
Net decrease in net assets resulting from distributions paid	(34,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	34,532
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,034,532
Total increase (decrease) in net assets	1,990,722

NET ASSETS
Beginning of period	-
End of period	$1,990,722
Undistributed net investment income (loss)	$15

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	3,464
Shares redeemed	-
Net increase (decrease) in capital shares	203,464

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2016 (b. 1953-1957)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.17
Net realized and unrealized gain (loss) on investments	(0.22)
Total from investment operations	(0.05)

Less distributions:
From net investment income	(0.17)
Total distributions	(0.17)

Net asset value, end of period	$9.78

Total return	(0.51%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.93%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	2.94%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value

INTERNATIONAL DEBT - 7.7%
Province of British Columbia (a)
7.250%, 09/01/2036	$94,000	$151,673

TOTAL INTERNATIONAL DEBT (Cost $157,134)		151,673

U.S. GOVERNMENT AGENCIES - 38.8%
Federal Farm Credit Bank
4.060%, 04/03/2040	235,000	254,623
Federal Home Loan Bank
5.500%, 07/15/2036	130,000	179,533
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
4.625%, 09/15/2060	143,000	172,190

TOTAL U.S. GOVERNMENT AGENCIES (Cost $771,313)		765,257

U.S. TREASURY OBLIGATIONS - 52.0%
U.S. Treasury Strip
0.000%, 02/15/2035	1,968,000	1,025,351

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,097,919)		1,025,351

	Shares

SHORT-TERM INVESTMENTS - 1.4%
Invesco Aim STIC Prime Portfolio - Institutional Class 0.056% (b)	28,009	28,009

TOTAL SHORT-TERM INVESTMENTS (Cost $28,009)		28,009

Total Investments (Cost $2,054,375) - 99.9%		$1,970,290
Other Assets in Excess of Liabilities - 0.1%		1,679
NET ASSETS - 100.0%		$1,971,969

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
December 31, 2012

ASSETS:
Investments at value (cost $2,054,375)	$1,970,290
Receivables:
Dividends and interest	12,793
Receivable from adviser (Note 3)	1,781
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,986,045

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,975
Total liabilities	14,076

NET ASSETS	$1,971,969

Shares Outstanding	205,712
Net asset value, offering price and redemption price per share	$9.59

COMPOSITION OF NET ASSETS:
Paid in capital	$2,056,036
Accumulated undistributed net investment income (loss)	18
Net unrealized appreciation (depreciation) on investments	(84,085)
Net Assets	$1,971,969

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$41,343
Total income	41,343

EXPENSES
Advisory fees (Note 3)	3,754
Administration fees	9,791
Audit fees	8,095
Shareholder servicing fees	3,624
Trustee fees (Note 3)	3,195
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,439
Reports to shareholders	805
Registration fees	273
Other expenses	428
Total operating expenses	34,481
Less: expense reimbursement by adviser	(29,788)
Net expenses	4,693
Net investment income (loss)	36,650

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	19,404
Change in net unrealized appreciation/depreciation on investments	(84,085)
Net realized and unrealized gain (loss) on investments	(64,681)

Net increase (decrease) in net assets resulting from operations	$(28,031)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$36,650
Net realized gain (loss) on investments	19,404
Change in net unrealized appreciation/depreciation on investments	(84,085)
Net increase (decrease) in net assets resulting from operations	(28,031)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(36,617)
Net realized gain on investments	(19,419)
Net decrease in net assets resulting from distributions paid	(56,036)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	56,036
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,056,036
Total increase (decrease) in net assets	1,971,969

NET ASSETS
Beginning of period	-
End of period	$1,971,969
Undistributed net investment income (loss)	$18

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	5,712
Shares redeemed	-
Net increase (decrease) in capital shares	205,712

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1953-1957)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.18
Net realized and unrealized gain (loss) on investments	(0.31)
Total from investment operations	(0.13)

Less distributions:
From net investment income	(0.18)
From net realized gain	(0.10)
Total distributions	(0.28)

Net asset value, end of period	$9.59

Total return	(1.36%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.94%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.12%	(4)

Portfolio turnover rate	54.32%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.7%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$88,767
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,751
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	151,673

TOTAL INTERNATIONAL DEBT (Cost $339,452)		329,191

U.S. GOVERNMENT AGENCIES - 29.6%
Federal Farm Credit Bank
4.060%, 04/03/2040	161,000	174,444
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	248,050

TOTAL U.S. GOVERNMENT AGENCIES (Cost $592,556)		581,405

U.S. TREASURY OBLIGATIONS - 52.5%
U.S. Treasury Strip
0.000%, 02/15/2037	2,128,000	1,033,272

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,084,908)		1,033,272
	Shares
SHORT-TERM INVESTMENTS - 1.2%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	23,709	23,709

TOTAL SHORT-TERM INVESTMENTS (Cost $23,709)		23,709

Total Investments (Cost $2,040,625) - 100.0%		$1,967,577
Liabilities in Excess of Other Assets -(0.0)%		(952)
NET ASSETS - 100.0%		$1,966,625

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
December 31, 2012

ASSETS:
Investments at value (cost $2,040,625)	$1,967,577
Receivables:
Dividends and interest	10,176
Receivable from adviser (Note 3)	1,772
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,980,706

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,980
Total liabilities	14,081

NET ASSETS	$1,966,625

Shares Outstanding	203,999
Net asset value, offering price and redemption price per share	$9.64

COMPOSITION OF NET ASSETS:
Paid in capital	$2,039,672
Accumulated undistributed net investment income (loss)	1
Net unrealized appreciation (depreciation) on investments	(73,048)
Net Assets	$1,966,625

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$44,366
Total income	44,366

EXPENSES
Advisory fees (Note 3)	3,755
Administration fees	9,839
Audit fees	8,095
Shareholder servicing fees	3,624
Trustee fees (Note 3)	3,201
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,434
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,530
Less: expense reimbursement by adviser	(29,838)
Net expenses	4,692
Net investment income (loss)	39,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(73,048)
Net realized and unrealized gain (loss) on investments	(73,048)

Net increase (decrease) in net assets resulting from operations	$(33,374)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$39,674
Change in net unrealized appreciation/depreciation on investments	(73,048)
Net increase (decrease) in net assets resulting from operations	(33,374)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(39,673)
Net decrease in net assets resulting from distributions paid	(39,673)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,001
Proceeds from reinvestment of distributions	39,673
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,039,672
Total increase (decrease) in net assets	1,966,625

NET ASSETS
Beginning of period	-
End of period	$1,966,625
Undistributed net investment income (loss)	$1

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	3,999
Shares redeemed	-
Net increase (decrease) in capital shares	203,999

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1953-1957)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.20
Net realized and unrealized gain (loss) on investments	(0.36)
Total from investment operations	(0.16)

Less distributions:
From net investment income	(0.20)
Total distributions	(0.20)

Net asset value, end of period	$9.64

Total return	(1.67%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.94%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.38%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value

INTERNATIONAL DEBT - 13.7%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$163,000	$178,631
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,751

TOTAL INTERNATIONAL DEBT (Cost $273,647)		267,382

U.S. GOVERNMENT AGENCIES - 33.5%
Federal Farm Credit Bank
4.060%, 04/03/2040	145,000	157,108
Federal Home Loan Bank
5.500%, 07/15/2036	65,000	89,766
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	248,050

TOTAL U.S. GOVERNMENT AGENCIES (Cost $662,798)		653,835

U.S. TREASURY OBLIGATIONS - 51.8%
U.S. Treasury Strip
0.000%, 02/15/2041	2,425,000	1,013,483

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,084,571)		1,013,483

	Shares
SHORT-TERM INVESTMENTS - 1.1%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	22,490	22,490

TOTAL SHORT-TERM INVESTMENTS (Cost $22,490)		22,490

Total Investments (Cost $2,043,506) - 100.1%		$1,957,190
Liabilities in Excess of Other Assets - (0.1)%		(1,093)
NET ASSETS - 100.0%		$1,956,097

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
December 31, 2012

ASSETS:
Investments at value (cost $2,043,506)	$1,957,190
Receivables:
Dividends and interest	9,938
Receivable from adviser (Note 3)	1,864
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,970,173

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,975
Total liabilities	14,076

NET ASSETS	$1,956,097

Shares Outstanding	204,277
Net asset value, offering price and redemption price per share	$9.58

COMPOSITION OF NET ASSETS:
Paid in capital	$2,042,399
Accumulated undistributed net investment income (loss)	14
Net unrealized appreciation (depreciation) on investments	(86,316)
Net Assets	$1,956,097

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$47,106
Total income	47,106

EXPENSES
Advisory fees (Note 3)	3,755
Administration fees	9,839
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,196
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,434
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,526
Less: expense reimbursement by adviser	(29,833)
Net expenses	4,693
Net investment income (loss)	42,413

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(86,316)
Net realized and unrealized gain (loss) on investments	(86,316)

Net increase (decrease) in net assets resulting from operations	$(43,903)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$42,413
Change in net unrealized appreciation/depreciation on investments	(86,316)
Net increase (decrease) in net assets resulting from operations	(43,903)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(42,399)
Net decrease in net assets resulting from distributions paid	(42,399)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	42,399
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,042,399
Total increase (decrease) in net assets	1,956,097

NET ASSETS
Beginning of period	-
End of period	$1,956,097
Undistributed net investment income (loss)	$14

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	4,277
Shares redeemed	-
Net increase (decrease) in capital shares	204,277

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2028 (b. 1953-1957)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.21
Net realized and unrealized gain (loss) on investments	(0.42)
Total from investment operations	(0.21)

Less distributions:
From net investment income	(0.21)
Total distributions	(0.21)

Net asset value, end of period	$9.58

Total return	(2.15%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.94%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.61%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 16.7%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$88,767
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,751
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	151,673

TOTAL INTERNATIONAL DEBT (Cost $339,452)		329,191

U.S. GOVERNMENT AGENCIES - 30.2%
Federal Farm Credit Bank
4.060%, 04/03/2040	162,000	175,527
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
5.250%, 09/15/2039	197,000	260,233

TOTAL U.S. GOVERNMENT AGENCIES (Cost $597,598)		594,671

U.S. TREASURY OBLIGATIONS - 51.6%
U.S. Treasury Strip
0.000%, 02/15/2038	2,176,000	1,016,562

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,099,166)		1,016,562

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	28,527	28,527

TOTAL SHORT-TERM INVESTMENTS (Cost $28,527)		28,527

Total Investments (Cost $2,064,743) - 100.0%		$1,968,951
Liabilities in Excess of Other Assets - (0.0)%		(699)
NET ASSETS - 100.0%		$1,968,252

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
December 31, 2012

ASSETS:
Investments at value (cost $2,064,743)	$1,968,951
Receivables:
Dividends and interest	10,430
Receivable from adviser (Note 3)	1,766
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,982,328

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,975
Total liabilities	14,076

NET ASSETS	$1,968,252

Shares Outstanding	206,552
Net asset value, offering price and redemption price per share	$9.53

COMPOSITION OF NET ASSETS:
Paid in capital	$2,064,026
Accumulated undistributed net investment income (loss)	18
Net unrealized appreciation (depreciation) on investments	(95,792)
Net Assets	$1,968,252

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$44,018
Total income	44,018

EXPENSES
Advisory fees (Note 3)	3,754
Administration fees	9,839
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,195
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,443
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,533
Less: expense reimbursement by adviser	(29,841)
Net expenses	4,692
Net investment income (loss)	39,326

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	24,719
Change in net unrealized appreciation/depreciation on investments	(95,792)
Net realized and unrealized gain (loss) on investments	(71,073)

Net increase (decrease) in net assets resulting from operations	$(31,747)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$39,326
Net realized gain (loss) on investments	24,719
Change in net unrealized appreciation/depreciation on investments	(95,792)
Net increase (decrease) in net assets resulting from operations	(31,747)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(39,299)
Net realized gain on investments	(24,728)
Net decrease in net assets resulting from distributions paid	(64,027)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,001
Proceeds from reinvestment of distributions	64,027
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,064,026
Total increase (decrease) in net assets	1,968,252

NET ASSETS
Beginning of period	-
End of period	$1,968,252
Undistributed net investment income (loss)	$18

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	6,552
Shares redeemed	-
Net increase (decrease) in capital shares	206,552

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2020 (b. 1958-1962)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.19
Net realized and unrealized gain (loss) on investments	(0.35)
Total from investment operations	(0.16)

Less distributions:
From net investment income	(0.19)
From net realized gain	(0.12)
Total distributions	(0.31)

Net asset value, end of period	$9.53

Total return	(1.58%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.94%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.35%	(4)

Portfolio turnover rate	54.29%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value

INTERNATIONAL DEBT - 16.8.%
Inter-American Development Bank (a)
3.875%, 10/28/2041	$81,000	$88,767
KREDITANSTALT FUR WIEDERAUFBAU (a)
0.000%, 06/29/2037	195,000	88,751
Province of British Columbia (a)
7.250%, 09/01/2036	94,000	151,673

TOTAL INTERNATIONAL DEBT (Cost $339,452)		329,191

U.S. GOVERNMENT AGENCIES - 29.8%
Federal Farm Credit Bank
4.060%, 04/03/2040	162,000	175,528
Federal National Mortgage Association
5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority
4.625%, 09/15/2060	206,000	248,050

TOTAL U.S. GOVERNMENT AGENCIES (Cost $593,659)		582,489

U.S. TREASURY OBLIGATIONS - 53.1%
U.S. Treasury Strip
0.000%, 02/15/2040	2,394,000	1,036,334

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,104,424)		1,036,334

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Invesco Aim STIC Prime Portfolio - Institutional Class
0.056% (b)	5,264	5,264

TOTAL SHORT-TERM INVESTMENTS (Cost $5,264)		5,264

Total Investments (Cost $2,042,799) - 100.0%		$1,953,278
Liabilities in Excess of Other Assets - (0.0)%		(940)
NET ASSETS - 100.0%		$1,952,338

Percentages are stated as a percent of net assets.

Footnotes:
(a)	U.S. Dollar denominated foreign security
(b)	Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
December 31, 2012

ASSETS:
Investments at value (cost $2,042,799)	$1,953,278
Receivables:
Dividends and interest	10,185
Receivable from adviser (Note 3)	1,774
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,966,418

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,979
Total liabilities	14,080

NET ASSETS	$1,952,338

Shares Outstanding	204,226
Net asset value, offering price and redemption price per share	$9.56

COMPOSITION OF NET ASSETS:
Paid in capital	$2,041,850
Accumulated undistributed net investment income (loss)	9
Net unrealized appreciation (depreciation) on investments	(89,521)
Net Assets	$1,952,338

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$46,548
Total income	46,548

EXPENSES
Advisory fees (Note 3)	3,751
Administration fees	9,839
Audit fees	8,095
Shareholder servicing fees	3,624
Trustee fees (Note 3)	3,196
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,435
Reports to shareholders	805
Registration fees	277
Other expenses	427
Total operating expenses	34,526
Less: expense reimbursement by adviser	(29,837)
Net expenses	4,689
Net investment income (loss)	41,859

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(89,521)
Net realized and unrealized gain (loss) on investments	(89,521)

Net increase (decrease) in net assets resulting from operations	$(47,662)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$41,859
Change in net unrealized appreciation/depreciation on investments	(89,521)
Net increase (decrease) in net assets resulting from operations	(47,662)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(41,850)
Net decrease in net assets resulting from distributions paid	(41,850)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	41,850
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,041,850
Total increase (decrease) in net assets	1,952,338

NET ASSETS
Beginning of period	-
End of period	$1,952,338
Undistributed net investment income (loss)	$9

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	4,226
Shares redeemed	-
Net increase (decrease) in capital shares	204,226

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2024 (b. 1958-1962)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.21
Net realized and unrealized gain (loss) on investments	(0.44)
Total from investment operations	(0.23)

Less distributions:
From net investment income	(0.21)
Total distributions	(0.21)

Net asset value, end of period	$9.56

Total return	(2.38%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.95%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.57%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
Schedule of Investments
December 31, 2012

	Principal Amount	Market Value
INTERNATIONAL DEBT - 13.7%
Inter-American Development Bank (a) 3.875%, 10/28/2041	$163,000	$178,631
KREDITANSTALT FUR WIEDERAUFBAU (a) 0.000%, 06/29/2037	195,000	88,751

TOTAL INTERNATIONAL DEBT (Cost $273,646)		267,382

U.S. GOVERNMENT AGENCIES - 33.5%
Federal Farm Credit Bank 4.060%, 04/03/2040	145,000	157,108
Federal Home Loan Bank 5.500%, 07/15/2036	65,000	89,766
Federal National Mortgage Association 5.625%, 07/15/2037	110,000	158,911
Tennessee Valley Authority 4.625%, 09/15/2060	206,000	248,050

TOTAL U.S. GOVERNMENT AGENCIES (Cost $662,798)		653,835

U.S. TREASURY OBLIGATIONS - 51.7%
U.S. Treasury Strip 0.000%, 02/15/2042	2,509,000	1,007,996

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,085,259)		1,007,996
	Shares
SHORT-TERM INVESTMENTS - 1.2%
Invesco Aim STIC Prime Portfolio - Institutional Class 0.056% (b)	22,610	22,610

TOTAL SHORT-TERM INVESTMENTS (Cost $22,610)		22,610

Total Investments (Cost $2,044,313) - 100.1%		$1,951,823
Liabilities in Excess of Other Assets - (0.1)%		(1,180)
NET ASSETS - 100.0%		$1,950,643

Percentages are stated as a percent of net assets.

Footnotes:
(a) U.S. Dollar denominated foreign security
(b) Rate quoted is seven-day yield at period end

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
December 31, 2012

ASSETS:
Investments at value (cost $2,044,313)	$1,951,823
Receivables:
Dividends and interest	9,937
Receivable from adviser (Note 3)	1,778
Deferred offering costs	1,101
Prepaid expenses	80
Total assets	1,964,719

LIABILITIES:
Payable to adviser - offering costs	1,101
Accrued expenses	12,975
Total liabilities	14,076

NET ASSETS	$1,950,643

Shares Outstanding	204,355
Net asset value, offering price and redemption price per share	$9.55

COMPOSITION OF NET ASSETS:
Paid in capital	$2,043,132
Accumulated undistributed net investment income (loss)	1
Net unrealized appreciation (depreciation) on investments	(92,490)
Net Assets	$1,950,643

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
For the Period Ended December 31, 2012*

INVESTMENT INCOME
Interest income	$47,824
Total income	47,824

EXPENSES
Advisory fees (Note 3)	3,753
Administration fees	9,839
Audit fees	8,095
Shareholder servicing fees	3,625
Trustee fees (Note 3)	3,198
Offering costs	1,577
Legal fees	1,500
Custodian fees	1,434
Reports to shareholders	805
Registration fees	273
Other expenses	427
Total operating expenses	34,526
Less: expense reimbursement by adviser	(29,835)
Net expenses	4,691
Net investment income (loss)	43,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation/depreciation on investments	(92,490)
Net realized and unrealized gain (loss) on investments	(92,490)

Net increase (decrease) in net assets resulting from operations	$(49,357)

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
For the Period Ended December 31, 2012*

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$43,133
Change in net unrealized appreciation/depreciation on investments	(92,490)
Net increase (decrease) in net assets resulting from operations	(49,357)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(43,132)
Net decrease in net assets resulting from distributions paid	(43,132)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,000,002
Proceeds from reinvestment of distributions	43,132
Cost of shares redeemed	(2)
Net increase (decrease) from capital share transactions	2,043,132
Total increase (decrease) in net assets	1,950,643

NET ASSETS
Beginning of period	-
End of period	$1,950,643
Undistributed net investment income (loss)	$1

CHANGE IN SHARES
Shares sold	200,000
Shares issued on reinvestment of distributions	4,355
Shares redeemed	-
Net increase (decrease) in capital shares	204,355

* Commenced operations on May 30, 2012

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Symetra Pension Reserve Fund - 2028 (b. 1958-1962)
For a capital share outstanding throughout the period

	Period Ended December 31, 2012(1)

Net asset value, beginning of period	$10.00	(2)

Income (Loss) from investment operations:
Net investment income (loss)	0.21
Net realized and unrealized gain (loss) on investments	(0.45)
Total from investment operations	(0.24)

Less distributions:
From net investment income	(0.21)
Total distributions	(0.21)

Net asset value, end of period	$9.55

Total return	(2.42%)	(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.0

Ratio of expenses to average net assets:
Before waivers and reimbursements	2.94%	(4)
Net of waivers and reimbursements	0.40%	(4)

Ratio of net investment income (loss) to average net assets:
Net of waivers and reimbursements	3.68%	(4)

Portfolio turnover rate	0.00%	(3)

1) Commenced operations on May 30, 2012
2) NAV at Fund inception
3) Not Annualized
4) Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Symetra Mutual Funds Trust
December 31, 2012

NOTE 1 – ORGANIZATION

Symetra Mutual Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 21, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 19 series (each, a “Fund” and collectively, the “Funds”), each representing a separate investment portfolio. The Board of Trustees (the “Board”) may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Funds commenced operations on May 30, 2012.

For convenience, the following shortened names will be used when referring to the Funds individually throughout these notes to financial statements.

Fund	Short Name
Symetra DoubleLine® Total Return Fund	Total Return Fund
Symetra DoubleLine® Emerging Markets Income Fund	Emerging Markets Fund
Symetra Yacktman Focused Fund	Focused Fund
Symetra DFA U.S. CORE Equity Fund	U.S. CORE Equity Fund
Symetra DFA International CORE Equity Fund	International Fund
Symetra Pension Reserve Fund – 2016 (b. 1942-1947)	2016 (1942-1947) Fund
Symetra Pension Reserve Fund – 2020 (b. 1942-1947)	2020 (1942-1947) Fund
Symetra Pension Reserve Fund – 2024 (b. 1942-1947)	2024 (1942-1947) Fund
Symetra Pension Reserve Fund – 2016 (b. 1948-1952)	2016 (1948-1952) Fund
Symetra Pension Reserve Fund – 2020 (b. 1948-1952)	2020 (1948-1952) Fund
Symetra Pension Reserve Fund – 2024 (b. 1948-1952)	2024 (1948-1952) Fund
Symetra Pension Reserve Fund – 2028 (b. 1948-1952)	2028 (1948-1952) Fund
Symetra Pension Reserve Fund – 2016 (b. 1953-1957)	2016 (1953-1957) Fund
Symetra Pension Reserve Fund – 2020 (b. 1953-1957)	2020 (1953-1957) Fund
Symetra Pension Reserve Fund – 2024 (b. 1953-1957)	2024 (1953-1957) Fund
Symetra Pension Reserve Fund – 2028 (b. 1953-1957)	2028 (1953-1957) Fund
Symetra Pension Reserve Fund – 2020 (b. 1958-1962)	2020 (1958-1962) Fund
Symetra Pension Reserve Fund – 2024 (b. 1958-1962)	2024 (1958-1962) Fund
Symetra Pension Reserve Fund – 2028 (b. 1958-1962)	2028 (1958-1962) Fund

Additionally, the 2016 (1942-1947) Fund, 2020 (1942-1947) Fund, 2024 (1942-1947) Fund, 2016 (1948-1952) Fund, 2020 (1948-1952) Fund, 2024 (1948-1952) Fund, 2028 (1948-1952) Fund, 2016 (1953-1957) Fund, 2020 (1953-1957) Fund, 2024 (1953-1957) Fund, 2028 (1953-1957) Fund, 2020 (1958-1962) Fund, 2024 (1958-1962) Fund, and 2028 (1958-1962) Fund may be referred to together as the “Pension Reserve Funds.”

The Total Return Fund and Emerging Markets Fund seek total return through both income and capital appreciation. The Focused Fund, U.S. CORE Equity Fund and International Fund seek long term capital appreciation. The Pension Reserve Funds seek investment returns that would provide an amount on the Fund’s termination date approximately equal to the then present value of specified lifetime annuity payments to be made to investors born in the year range identified in the Fund’s name.

On January 28, 2013, the Board of the Trust, on behalf of the International Fund, U.S. CORE Equity Fund and each of the Pension Reserve Funds (each a “Closing Fund” and together the “Closing Funds”), upon the recommendation of the Adviser, and as a result of very low asset levels in each of the Closing Funds and high expenses, approved a plan to liquidate each Closing Fund. Such liquidation took place on the following dates:

U.S. CORE Equity Fund	February 8, 2013
Pension Reserve Funds	February 8, 2013
International Fund	February 15, 2013

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Fair value is used for portfolio securities for which market quotations are readily available; other securities and assets are valued in good faith under procedures adopted by the Board.

Securities primarily traded on any U.S. or Foreign Exchange or the National Association of Securities Dealers (“NASDAQ”) for which market quotations are readily available are valued using the last sale price on that exchange or the official closing price on NASDAQ. If the official closing price is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the Counter (“OTC”) securities which are not traded on an exchange are valued at the last sales price. Investments in mutual funds are priced at the ending net asset value (“NAV”).

Short-term debt securities with a remaining maturity of sixty (60) days or less are valued at the amortized cost method, which approximates fair value. Debt securities with a remaining maturity of more than 60 days are valued at the evaluated mean which is obtained from an independent pricing service.

In the case of securities of foreign issuers, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of securities of foreign issuers when foreign markets open on the following business day. If such events occur, a Fund will value securities of foreign issuers at fair value provided by an independent pricing service who takes into account such events.

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

C. Security Transactions, Investment Income and Distributions. Security transactions are recorded as of trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities sold. Bond discounts are accreted and premiums are amortized using the effective interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

D. When-Issued and Delayed Delivery Securities and Forward Commitments. Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. As of December 31, 2012 there were no investments in these types of securities.

E. Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code, of 1986, as amended, necessary to qualify as regulated investment companies and to distribute all, or substantially all of their net investment income and any net realized capital gains to shareholders of the Funds sufficient to relieve them from all Federal income and excise taxes. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

During the period ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the fiscal year remain subject to examination by the Internal Revenue Service.

F. Use of estimates. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

G. Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

H. Organizational and Offering Costs. Organizational costs consist of costs incurred to establish the Trust and enable it to legally do business. These expenses have been paid by the Adviser. Offering costs have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations of each Fund. Offering costs related to the Closing Funds were amortized through the closing date.

NOTE 3 – INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Symetra Investment Management, Inc. (the “Adviser”). Under the terms of the Agreement, the Funds will pay a management fee equal to the following annual percentages of average daily net assets:

Total Return Fund	0.55%
Emerging Markets Fund	0.90%
Focused Fund	1.00%
U.S. CORE Equity Fund	0.42%
International Fund	0.60%
2016 (1942-1947) Fund	0.32%
2020 (1942-1947) Fund	0.32%
2024 (1942-1947) Fund	0.32%
2016 (1948-1952) Fund	0.32%
2020 (1948-1952) Fund	0.32%
2024 (1948-1952) Fund	0.32%
2028 (1948-1952) Fund	0.32%
2016 (1953-1957) Fund	0.32%
2020 (1953-1957) Fund	0.32%
2024 (1953-1957) Fund	0.32%
2028 (1953-1957) Fund	0.32%
2020 (1958-1962) Fund	0.32%
2024 (1958-1962) Fund	0.32%
2028 (1958-1962) Fund	0.32%

The Adviser has contractually agreed to waive 0.05% of its management fee (the “Fee Waiver”) and also agreed to pay Fund expenses in order to limit the Fund’s Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Total Return Fund, Emerging Markets Fund, U.S. CORE Equity Fund and the Pension Reserve Funds, 0.12% of the Focused Fund and 0.14% of the International Fund (the “Expense Caps”). The Fee Waiver and the Expense Caps will remain in effect through April 30, 2013, and may be terminated before then only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from each Fund for three years from the date they were waived or paid, as long as each Fund can make the repayment while remaining within its Expense Cap.

As of December 31, 2012, the amounts available for recoupment that have been paid and/or waived by the Investment Adviser on behalf of the Funds are as follows:

Total Return Fund	$79,925
Emerging Markets Fund	$82,685
Focused Fund	$53,801
U.S. CORE Equity Fund	$138,136
International Fund	$191,326
2016 (1942-1947) Fund	$29,783
2020 (1942-1947) Fund	$29,784
2024 (1942-1947) Fund	$29,779
2016 (1948-1952) Fund	$29,786
2020 (1948-1952) Fund	$29,778
2024 (1948-1952) Fund	$29,839
2028 (1948-1952) Fund	$29,842
2016 (1953-1957) Fund	$29,778
2020 (1953-1957) Fund	$29,788
2024 (1953-1957) Fund	$29,838
2028 (1953-1957) Fund	$29,833
2020 (1958-1962) Fund	$29,841
2024 (1958-1962) Fund	$29,837
2028 (1958-1962) Fund	$29,835

Reimbursed expenses from the period ended December 31, 2012 are subject to potential recovery through December 31, 2015. The Adviser will not be able to recoup reimbursed expenses on the Closing Funds.

The Trust has entered into servicing agreements with U.S. Bancorp Fund Services, LLC (“USBFS”), and U.S. Bank, N.A. Under the servicing agreements, USBFS provides transfer agency, administrative and fund accounting services, and U.S. Bank, N.A. serves as custodian to the Funds.

The Independent Trustees were paid $152,000 for their services during the period ended December 31, 2012. No compensation is paid to the Interested Trustee or officers of the Trust.

NOTE 4 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2012, Symetra Life Insurance Company and its affiliates held either in their own account or for the benefit of others, in aggregate, 100% of the outstanding shares of each of the Funds in the Trust.

NOTE 5 – INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, excluding U.S. government and other short-term investments, for the period May 30, 2012 (commencement of operations) to December 31, 2012, were as follows:

Fund	Purchases (excluding Short- Term Investments & U.S. Government) Securities	Sales (excluding Short-Term Investments & U.S. Government) Securities	Purchases of U.S. Government Securities	Sales of U.S. Government Securities

Total Return Fund	$11,076,989	$1,035,415	$-	$-
Emerging Markets Fund	$15,282,623	$5,306,172	$-	$-
Focused Fund	$5,189,189	$405,824	$-	$-
U.S. CORE Equity Fund	$25,876,640	$450,198	$-	$-
International Fund	$25,845,039	$532,892	$-	$-
2016 (1942-1947) Fund	$176,681	$-	$2,878,213	$1,069,644
2020 (1942-1947) Fund	$176,681	$-	$1,810,002	$-
2024 (1942-1947) Fund	$176,681	$-	$1,809,818	$-
2016 (1948-1952) Fund	$176,681	$-	$1,809,416	$-
2020 (1948-1952) Fund	$176,681	$-	$1,809,436	$-
2024 (1948-1952) Fund	$267,007	$-	$2,779,769	$1,078,896
2028 (1948-1952) Fund	$267,007	$-	$2,808,522	$1,085,264
2016 (1953-1957) Fund	$176,681	$-	$1,809,523	$-
2020 (1953-1957) Fund	$158,172	$-	$2,907,251	$1,078,520
2024 (1953-1957) Fund	$248,497	$-	$1,742,948	$-
2028 (1953-1957) Fund	$271,408	$-	$1,720,970	$-
2020 (1958-1962) Fund	$248,497	$-	$2,817,289	$1,078,906
2024 (1958-1962) Fund	$338,139	$-	$1,671,766	$-
2028 (1958-1962) Fund	$271,408	$-	$1,720,940	$-

Certain of the Funds’ investments are in securities that are considered affiliated with the Sub-Adviser. Transactions during the period in securities of these companies were as follows:

U.S. CORE Equity Fund

Current Period Transactions
	Market		Long-Term		Market
	Value	Purchases	Capital Gain	Dividend	Value
	5/30/2012	at Cost	Distributions	Income	12/31/2012
DFA U.S. Small Cap Portfolio	$-	$5,368,161	$273,875	$104,202	$5,698,169

International Fund

	Current Period Transactions
	Market		Long-Term		Market
	Value	Purchases	Capital Gain	Dividend	Value
	5/30/2012	at Cost	Distributions	Income	12/31/2012

DFA International Small Cap Value Portfolio	$-	$6,515,443	$101,109	$164,333	$7,714,924
DFA VA International Small Portfolio	-	1,308,305	23,350	34,955	1,486,005
	$-	$7,823,748	$124,459	$199,288	$9,200,929

NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The valuation techniques and significant inputs used in determining fair values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, sovereign issues and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, mortgage-based yield spreads for each tranche, current market data and incorporate deal collateral performance as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

In the case of securities of foreign issuers, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of securities of foreign issuers when foreign markets open on the following business day. If such events occur, a Fund will value securities of foreign issuers at fair value provided by an independent pricing service who takes into account such events. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would initiate fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. The following tables present by Fund the fair value of financial instruments classified by the valuation hierarchy described above.

Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Agency Mortgage Backed Securities	$-	$5,869,079	$-	$5,869,079
Non-Agency Collateralized Mortgage
Obligations	-	4,799,462	-	4,799,462
Total Fixed Income	-	10,668,541	-	10,668,541
Short-Term Investments	643,832	-	-	643,832
Total Investments in Securities	$643,832	$10,668,541	$-	$11,312,373

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Foreign Corporate Bonds	$-	$9,548,292	$-	$9,548,292
Foreign Government Bonds	-	1,110,536	-	1,110,536
Total Fixed Income	-	10,658,828	-	10,658,828
Short-Term Investments	224,183	-	-	224,183
Total Investments in Securities	$224,183	$10,658,828	$-	$10,883,011

Focused Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$5,172,163	$-	$-	$5,172,163
Total Equity	5,172,163	-	-	5,172,163
Short-Term Investments	1,089,783	-	-	1,089,783
Total Investments in Securities	$6,261,946	$-	$-	$6,261,946

U.S. CORE Equity Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$22,080,228	$-	$-	$22,080,228
Mutual Funds	5,698,169	-	-	5,698,169
Total Equity	27,778,397	-	-	27,778,397
Short-Term Investments	177,994	-	-	177,994
Total Investments in Securities	$27,956,391	$-	$-	$27,956,391

International Fund	Level 1	Level 2	Level 3*	Total
Equity
Common Stocks
Australia	$92	$1,704,216	$-	$1,704,308
Austria	-	57,563	-	57,563
Belgium	49,561	94,859	-	144,420
Canada	2,082,627	-	-	2,082,627
Colombia	18,587	-	-	18,587
Denmark	64,481	196,075	-	260,556
Finland	-	249,221	-	249,221
France	-	1,629,733	-	1,629,733
Germany	71,115	1,484,275	-	1,555,390
Hong Kong	-	486,796	-	486,796
Ireland	121,719	40,901	-	162,620
Israel	23,785	29,971	-	53,756
Italy	-	499,170	-	499,170
Japan	-	3,789,849	-	3,789,849
Jersey	-	6,035	-	6,035
Mexico	-	7,269	-	7,269
Netherlands	406,347	582,713	-	989,060
New Zealand	-	30,253	-	30,253
Norway	21,087	237,993	-	259,080
Singapore	-	417,010	-	417,010
Spain	-	456,650	-	456,650
Sweden	-	741,296	-	741,296
Switzerland	34,092	1,524,462	-	1,558,554
United Arab Emirates	-	3,847	-	3,847
United Kingdom	1,790,154	2,139,369	-	3,929,523
United States	20,460	-	-	20,460
Preferred Stocks
United Kingdom	-	-	398	398
Mutual Funds
United States	9,200,929	-	-	9,200,929
Total Equity	13,905,036	16,409,526	398	30,314,960
Short-Term Investments
United States	84,354	-	-	84,354
Total Investments in Securities	$13,989,390	$16,409,526	$398	$30,399,314

* Level 3 positions represent less than .001% of the total fair market value of the Fund.

2016 (1942-1947) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$169,421	$-	$169,421
U.S. Government Agencies	-	755,399	-	755,399
U.S. Treasury Obligations	-	1,055,358	-	1,055,358
Total Fixed Income	-	1,980,178	-	1,980,178
Short-Term Investments	30,821	-	-	30,821
Total Investments in Securities	$30,821	$1,980,178	$-	$2,010,999

2020 (1942-1947) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$169,422	$-	$169,422
U.S. Government Agencies	-	757,669	-	757,669
U.S. Treasury Obligations	-	1,036,606	-	1,036,606
Total Fixed Income	-	1,963,697	-	1,963,697
Short-Term Investments	29,039	-	-	29,039
Total Investments in Securities	$29,039	$1,963,697	$-	$1,992,736

2024 (1942-1947) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$169,421	$-	$169,421
U.S. Government Agencies	-	756,466	-	756,466
U.S. Treasury Obligations	-	1,031,518	-	1,031,518
Total Fixed Income	-	1,957,405	-	1,957,405
Short-Term Investments	30,444	-	-	30,444
Total Investments in Securities	$30,444	$1,957,405	$-	$1,987,849

2016 (1948-1952) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$169,422	$-	$169,422
U.S. Government Agencies	-	755,399	-	755,399
U.S. Treasury Obligations	-	1,039,299	-	1,039,299
Total Fixed Income	-	1,964,120	-	1,964,120
Short-Term Investments	29,993	-	-	29,993
Total Investments in Securities	$29,993	$1,964,120	$-	$1,994,113

2020 (1948-1952) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$169,422	$-	$169,422
U.S. Government Agencies	-	755,399	-	755,399
U.S. Treasury Obligations	-	1,033,486	-	1,033,486
Total Fixed Income	-	1,958,307	-	1,958,307
Short-Term Investments	29,962	-	-	29,962
Total Investments in Securities	$29,962	$1,958,307	$-	$1,988,269

2024 (1948-1952) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$348,059	$-	$348,059
U.S. Government Agencies	-	573,373	-	573,373
U.S. Treasury Obligations	-	1,025,496	-	1,025,496
Total Fixed Income	-	1,946,928	-	1,946,928
Short-Term Investments	27,576	-	-	27,576
Total Investments in Securities	$27,576	$1,946,928	$-	$1,974,504

2028 (1948-1952) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$346,940	$-	$346,940
U.S. Government Agencies	-	573,373	-	573,373
U.S. Treasury Obligations	-	1,012,525	-	1,012,525
Total Fixed Income	-	1,932,838	-	1,932,838
Short-Term Investments	25,187	-	-	25,187
Total Investments in Securities	$25,187	$1,932,838	$-	$1,958,025

2016 (1953-1957) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$169,421	$-	$169,421
U.S. Government Agencies	-	755,399	-	755,399
U.S. Treasury Obligations	-	1,034,758	-	1,034,758
Total Fixed Income	-	1,959,578	-	1,959,578
Short-Term Investments	29,882	-	-	29,882
Total Investments in Securities	$29,882	$1,959,578	$-	$1,989,460

2020 (1953-1957) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$151,673	$-	$151,673
U.S. Government Agencies	-	765,257	-	765,257
U.S. Treasury Obligations	-	1,025,351	-	1,025,351
Total Fixed Income	-	1,942,281	-	1,942,281
Short-Term Investments	28,009	-	-	28,009
Total Investments in Securities	$28,009	$1,942,281	$-	$1,970,290

2024 (1953-1957) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$329,191	$-	$329,191
U.S. Government Agencies	-	581,405	-	581,405
U.S. Treasury Obligations	-	1,033,272	-	1,033,272
Total Fixed Income	-	1,943,868	-	1,943,868
Short-Term Investments	23,709	-	-	23,709
Total Investments in Securities	$23,709	1,943,868	$-	$1,967,577

2028 (1953-1957) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$267,382	$-	$267,382
U.S. Government Agencies	-	653,835	-	653,835
U.S. Treasury Obligations	-	1,013,483	-	1,013,483
Total Fixed Income	-	1,934,700	-	1,934,700
Short-Term Investments	22,490	-	-	22,490
Total Investments in Securities	$22,490	$1,934,700	$-	$1,957,190

2020 (1958-1962) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$329,191	$-	$329,191
U.S. Government Agencies	-	594,671	-	594,671
U.S. Treasury Obligations	-	1,016,562	-	1,016,562
Total Fixed Income	-	1,940,424	-	1,940,424
Short-Term Investments	28,527	-	-	28,527
Total Investments in Securities	$28,527	$1,940,424	$-	$1,968,951

2024 (1958-1962) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$329,191	$-	$329,191
U.S. Government Agencies	-	582,489	-	582,489
U.S. Treasury Obligations	-	1,036,334	-	1,036,334
Total Fixed Income	-	1,948,014	-	1,948,014
Short-Term Investments	5,264	-	-	5,264
Total Investments in Securities	$5,264	$1,948,014	$-	$1,953,278

2028 (1958-1962) Fund	Level 1	Level 2	Level 3	Total
Fixed Income
International Debt	$-	$267,382	$-	$267,382
U.S. Government Agencies	-	653,835	-	653,835
U.S. Treasury Obligations	-	1,007,996	-	1,007,996
Total Fixed Income	-	1,929,213	-	1,929,213
Short-Term Investments	22,610	-	-	22,610
Total Investments in Securities	$22,610	$1,929,213	$-	$1,951,823

There were no transfers between Level 1, Level 2, or Level 3 during the period.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At December 31, 2012 the components of accumulated earnings/losses on a tax basis were as follows:

	Total Return Fund	Emerging Markets Fund	Focused Fund	U.S. CORE Equity Fund	International Fund
Tax cost of investments	$10,822,319	$10,527,341	$5,906,382	$25,630,238	$25,472,374
Gross tax unrealized appreciation	500,212	358,302	456,431	2,702,358	5,138,508
Gross tax unrealized depreciation	(10,158)	(2,632)	(100,867)	(376,205)	(211,568)
Net tax appreciation (depreciation) on investments	490,054	355,670	355,564	2,326,153	4,926,940

Undistributed ordinary income	5,864	15,080	12,857	28,734	63,199
Undistributed long-term capital gain	-	-	-	273,875	124,459
Other accumulated gain (loss)	(90,175)	-	-	-	(4,267)
Total accumulated earnings (losses)	$405,743	$370,750	$368,421	$2,628,762	$5,110,331

	2016 (1942- 1947) Fund	2020 (1942- 1947) Fund	2024 (1942- 1947) Fund	2016 (1948- 1952) Fund	2020 (1948- 1952) Fund
Tax cost of investments	$2,038,696	$2,031,503	$2,036,059	$2,030,989	$2,034,060
Gross tax unrealized appreciation	8,379	8,380	7,337	8,380	8,379
Gross tax unrealized depreciation	(36,076)	(47,147)	(55,547)	(45,256)	(54,170)
Net tax appreciation (depreciation) on investments	(27,697)	(38,767)	(48,210)	(36,876)	(45,791)
Undistributed ordinary income	1	18	13	4	5
Undistributed long-term capital gain	-	-	-	-	-
Other accumulated gain (loss)	-	-	-	-	-
Total accumulated earnings (losses)	$(27,696)	$(38,749)	$(48,197)	$(36,872)	$(45,786)

	2024 (1948- 1952) Fund	2028 (1948- 1952) Fund	2016 (1953- 1957) Fund	2020 (1953- 1957) Fund	2024 (1953- 1957) Fund
Tax cost of investments	$2,061,369	$2,069,457	$2,033,285	$2,054,375	$2,040,625
Gross tax unrealized appreciation	2,080	2,080	8,380	5,557	2,080
Gross tax unrealized depreciation	(88,945)	(113,512)	(52,205)	(89,642)	(75,128)
Net tax appreciation (depreciation) on investments	(86,865)	(111,432)	(43,825)	(84,085)	(73,048)
Undistributed ordinary income	15	2	15	18	1
Undistributed long-term capital gain	-	-	-	-	-
Other accumulated gain (loss)	-	-	-	-	-
Total accumulated earnings (losses)	$(86,850)	$(111,430)	$(43,810)	$(84,067)	$(73,047)

	2028 (1953- 1957) Fund	2020 (1958- 1962) Fund	2024 (1958- 1962) Fund	2028 (1958- 1962) Fund
Tax cost of investments	$2,043,506	$2,064,743	$2,042,799	$2,044,313
Gross tax unrealized appreciation	3,952	2,080	2,080	3,953
Gross tax unrealized depreciation	(90,268)	(97,872)	(91,601)	(96,443)
Net tax appreciation (depreciation) on investments	(86,316)	(95,792)	(89,521)	(92,490)
Undistributed ordinary income	14	18	9	1
Undistributed long-term capital gain	-	-	-	-
Other accumulated gain (loss)	-	-	-	-
Total accumulated earnings (losses)	$(86,302)	$(95,774)	$(89,512)	$(92,489)

The difference between book cost of investments and tax cost of investments is attributable primarily to investments in passive foreign investment companies.

Net investment income and realized gains and losses for federal income tax purposes may differ from the financial statements because of permanent book-to-tax differences. U.S. GAAP requires that permanent differences between financial and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2012, the following table shows the reclassifications made:

	Accumulated Net Investment Income (Loss)	Accumulated Realized Gain (Loss)

Total Return Fund	$87,402	$(87,402)
U.S. CORE Equity Fund	225	(225)
International Fund	3,450	(3,450)
2024 (1948-1952) Fund	(16)	16
2028 (1948-1952) Fund	(1)	1
2020 (1953-1957) Fund	(15)	15
2020 (1958-1962) Fund	(9)	9

The permanent differences relate to paydown, foreign currency gain, and distribution reclass adjustments.

As of December 31, 2012, the Funds had short-term capital loss carry forwards, post-October late year losses and late year ordinary losses as shown in the table below. Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. In order to meet certain excise tax distribution requirements, the Funds are required to distribute annually the net capital gains realized during the twelve month period ending October 31. In connection with this, the Funds are permitted to defer into their next fiscal year, for tax purposes, any net capital losses incurred from November 1 through the end of the fiscal year.

	Capital Loss Carry Forward Short-Term	Ordinary Late Year Loss	Post October Late Year Loss
Total Return Fund	$55,037	-	$35,138
International Fund	-	$1,250	-

Distributions from net investment income and net realized gains, if any, are declared and paid at least annually.

Income and capital gains distributions are determined in accordance with the Federal Income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the period ended December 31, 2012 were as follows:

Ordinary Income
Total Return Fund	$375,516
Emerging Markets Fund	270,522
Focused Fund	53,144
U.S. CORE Equity Fund	306,608
International Fund	364,952
2016 (1942-1947) Fund	39,954
2020 (1942-1947) Fund	32,950
2024 (1942-1947) Fund	36,197
2016 (1948-1952) Fund	32,240
2020 (1948-1952) Fund	35,324
2024 (1948-1952) Fund	60,466
2028 (1948-1952) Fund	68,571
2016 (1953-1957) Fund	34,532
2020 (1953-1957) Fund	56,036
2024 (1953-1957) Fund	39,673
2028 (1953-1957) Fund	42,399
2020 (1958-1962) Fund	64,027
2024 (1958-1962) Fund	41,850
2028 (1958-1962) Fund	43,132

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Symetra Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities of Symetra DoubleLine Total Return Fund, Symetra DoubleLine Emerging Markets Income Fund, Symetra Yacktman Focused Fund, Symetra U.S. CORE Equity Fund, Symetra International CORE Equity Fund, Symetra Pension Reserve Fund – 2016 (b. 1942-1947), Symetra Pension Reserve Fund – 2020 (b. 1942-1947), Symetra Pension Reserve Fund – 2024 (b. 1942-1947), Symetra Pension Reserve Fund – 2016 (b. 1948-1952), Symetra Pension Reserve Fund – 2020 (b. 1948-1952), Symetra Pension Reserve Fund – 2024 (b. 1948-1952), Symetra Pension Reserve Fund – 2028 (b. 1948-1952), Symetra Pension Reserve Fund – 2016 (b. 1953-1957), Symetra Pension Reserve Fund – 2020 (b. 1953-1957), Symetra Pension Reserve Fund – 2024 (b. 1953-1957), Symetra Pension Reserve Fund – 2028 (b. 1953-1957), Symetra Pension Reserve Fund – 2020 (b. 1958-1962), Symetra Pension Reserve Fund – 2024 (b. 1958-1962), Symetra Pension Reserve Fund – 2028 (b. 1958-1962), (19 of the portfolios constituting Symetra Mutual Funds Trust, (collectively, the “Funds”)), including the schedules of investments or summary schedules of investments, as of December 31, 2012, and the related statements of operations, statements of changes in net assets and the financial highlights for the period from May 30, 2012 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Symetra Mutual Funds Trust at December 31, 2012, the results of its operations, the changes in its net assets, and its financial highlights for the period May 30, 2012 (commencement of operations) through December 31, 2012, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 15, 2013

Other Information – (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The policy of the Board is to vote the proxies of the companies in which each Fund holds investments, consistent with the procedures as stated in the Statement of Additional Information (SAI).

Information about how a Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 1-800-SYMETRA (1-800-796-3872) and on the SEC’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. This information is also available, without charge, by calling toll-free 1-800-796-3872 or by visiting the Funds’ website at http://www.symetra.com/funds.

TRUSTEES AND OFFICERS

The Statement of Additional Information contains additional information about Fund Trustees and Officers and is available without charge, upon request, by calling 1-800-796-3872.

Name, Address, and Age	Position Held*	Length of Time Served**	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
Non-interested Trustees (1)
Gary E. Gigot c/o Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 62	Trustee	Since Inception, February 2012	General Partner, Frazier Technology Partners; and individual investor and advisor to early-stage start- up companies.	19	Board Member of Aprimo, Aveso, Clearsight, Docusign, and OnRequest Images.
Phillip O. Peterson c/o Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 67	Trustee	Since Inception, February 2012	Retired; Former partner at KPMG, servicing mutual fund clients for 29 years.	19	Independent Trustee, The William Blair Mutual Funds and The Hartford Group of Mutual Funds
Brian V. Turner c/o Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 52	Trustee	Since Inception, February 2012	Retired; Former CFO of CoinStar, 2003-2009.	19	Board member of MicroVision, Inc.
Robert G. Wolfe c/o Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 55	Trustee	Since Inception, February 2012	Former Managing Partner of Northwest Venture Associates, 2005 -2008.	19	Board Member of Asian Coast Development (Chairman), Darigold Inc., Montgomery & Co., TangoWire Corporation, and Washington Bancorp (Vice Chairman).
(1) The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

Name, Address, and Age	Position Held*	Length of Time Served**	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
Interested Trustee and Officer(2)
Thomas M. Marra Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 53	Trustee and Chairman	Trustee since inception; Chairman and Principal Executive Officer until 9/14/2012	President and Chief Executive Officer of Symetra Financial Corporation and its insurance subsidiaries, 2010-Present; President and Chief Operating Officer of The Hartford Financial Services Group, Inc. (“The Hartford”), 2007-2009; COO of Hartford Life, Inc., 2000-2008; President of Hartford Life, Inc., 2002- 2008.	19
Director, The Hartford and Director, Hartford Life, Inc. until 2009. Past chairman of the Board of the American Council of Life Insurers and National Association of Variable Annuities (now known as the Insured Retirement Institute). Director, St. Bonaventure University and the Cal Ripken, Sr., Foundation.

(2) Mr. Marra is an “interested person” of the Trust as defined by the 1940 Act.

Officers
Daniel R. Guilbert Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 38	President and Chief Executive Officer on 9/14/2012	Vice President at inception February 2012
Executive Vice President, Symetra Life Insurance Company, 2010-Present; Chief Risk Officer, Aviva North America, 2010; Various Senior Risk Management and Product Management Roles, Hartford Life Insurance Company, 1996- 2010.
				N/A	N/A
Glenn Black Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 51	Treasurer	Since Inception, February 2012	Vice President, Tax, Symetra Financial Corporation, 2010-Present; Various Tax Leadership Roles, TIAA-CREF and ING Americas, 1998-2010.	N/A	N/A
Colleen M. Murphy Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 50	Principal Financial and Accounting Officer	Since Inception, February 2012	Various positions, but most recently, Controller and Senior Vice President, Symetra Financial Corporation, 1990-Present.	N/A	N/A

Name, Address, and Age	Position Held	Length of Time Served*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
Officers
David S. Goldstein Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 57	Vice President	Since Inception, February 2012	Senior Vice President, General Counsel, and Secretary, Symetra Financial Corporation, 2011–Present; Various legal positions, but most recently, Partner, Sutherland Asbill & Brennan, LLP, 1989-2011.	N/A	N/A
Kevin Knull Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 39	Vice President	Since Inception, February 2012
Senior Vice President, Symetra Life Insurance Company, 2011-Present; CEO, Invest for Less, 2010- 2011; CEO, the Knull Group, LLC, 2001-2011; Various Sales Leadership Positions, Hartford Financial Services Group, Inc., 2001-2010
				N/A	N/A
Gregory Lyons Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 51	Vice President	Since Inception, February 2012
Vice President, Symetra Life Insurance Company, January 2012-Present; Investment consultant, Greg Lyons, PLLC, 2011; Various positions, but most recently, U.S. General Counsel, Russell Investment Management Company, 1994-2010.
				N/A	N/A
Michael Murphy Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 45	Chief Compliance Officer	Since May 2012	Various positions, but most recently, Vice President, Symetra Life Insurance Company, 2010-present.	N/A	N/A
Jacqueline M Veneziani Symetra Financial Corp. 777 108th Ave NE, Suite 1200 Bellevue, Washington 98004 Age: 47	Secretary	Since Inception, February 2012	Various positions, but most recently, Vice President and Associate General Counsel, Symetra Life Insurance Company and First Symetra National Life Insurance Company of New York.	N/A	N/A

Directory of Service Providers

Investment Adviser
Symetra Investment Management, Inc.
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004 – 5135

Distributor
Symetra Securities, Inc.
777 108th Ave NE, Suite 1200
Bellevue, Washington 98004 – 5135

Fund Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

Custodian
U.S. Bank, National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

Legal Counsel to the Trust
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Street, NW
Washington, D.C. 20004-2415

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are four audit committee financial experts serving on its audit committee.  Gary E. Gigot, Phillip O. Peterson, Brian V. Turner, and Robert G. Wolfe are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services for the fiscal year ended December 31, 2012.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the fiscal year ended December 31, 2012.

FYE 12/31/2012
Audit Fees	160,000
Audit-Related Fees	None
Tax Fees	56,500
All Other Fees	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2012
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the fiscal year ended December 31, 2012.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012
Registrant	None
Registrant’s Investment Adviser	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012

	Shares	Market Value
COMMON STOCKS - 79.1%
Consumer Discretionary - 10.3%
Abercrombie & Fitch Co.	400	$19,188
Advance Auto Parts, Inc.	200	14,470
Amazon.com, Inc. (a)	424	106,483
AMC Networks, Inc. (a)	200	9,900
American Eagle Outfitters, Inc.	400	8,204
Apollo Group, Inc. Class A (a)	200	4,184
Ascena Retail Group, Inc. (a)	100	1,849
Autoliv, Inc. (b)	400	26,956
AutoNation, Inc. (a)	200	7,940
Bed Bath & Beyond, Inc. (a)	300	16,773
Best Buy Co., Inc.	300	3,555
Big Lots, Inc. (a)	300	8,538
BorgWarner, Inc. (a)	200	14,324
Cablevision Systems Corp. Class A	1,000	14,940
CarMax, Inc. (a)	600	22,524
Carnival Corp.	800	29,416
CBS Corp. Class B	800	30,440
Chico's FAS, Inc.	600	11,076
Choice Hotels International, Inc.	200	6,724
Cinemark Holdings, Inc.	500	12,990
Coach, Inc.	400	22,204
Comcast Corp. Class A	3,400	127,092
Comcast Corp. Special Class A	1,200	43,140
Dana Holding Corp.	500	7,805
Darden Restaurants, Inc.	100	4,507
Deckers Outdoor Corp. (a)	200	8,054
DeVry, Inc.	400	9,492
DIRECTV (a)	900	45,144
Discovery Communications, Inc. Class A (a)	200	12,696
Discovery Communications, Inc. Class C (a)	200	11,700
DISH Network Corp. Class A	300	10,920
Dollar General Corp. (a)	300	13,227
Dollar Tree, Inc. (a)	400	16,224
DR Horton, Inc.	900	17,802
Expedia, Inc.	200	12,290
Family Dollar Stores, Inc.	200	12,682
Foot Locker, Inc.	400	12,848
Ford Motor Co.	3,778	48,925
Fossil, Inc. (a)	200	18,620
GameStop Corp. Class A	300	7,527
Gannett Co., Inc.	1,200	21,612
Gap, Inc. (The)	400	12,416
Garmin, Ltd. (b)	500	20,410
General Motors Co. (a)	1,200	34,596

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Consumer Discretionary - 10.3% (continued)
Gentex Corp.	600	$11,292
Genuine Parts Co.	300	19,074
GNC Holdings, Inc.	200	6,656
Goodyear Tire & Rubber Co. (The) (a)	700	9,667
Guess?, Inc.	400	9,816
H&R Block, Inc.	600	11,142
Hanesbrands, Inc. (a)	400	14,328
Harley-Davidson, Inc.	400	19,536
Harman International Industries, Inc.	300	13,392
Hasbro, Inc.	300	10,770
Home Depot, Inc. (The)	2,100	129,885
Hyatt Hotels Corp. Class A (a)	200	7,714
International Game Technology	600	8,502
Interpublic Group of Cos., Inc. (The)	1,200	13,224
JC Penney Co., Inc. (a)	900	17,739
John Wiley & Sons, Inc. Class A	200	7,786
Johnson Controls, Inc.	900	27,630
Kohl's Corp.	384	16,505
Lamar Advertising Co. Class A (a)	300	11,625
Las Vegas Sands Corp.	600	27,696
Lear Corp.	400	18,736
Leggett & Platt, Inc.	400	10,888
Lennar Corp. Class A	400	15,468
Liberty Global, Inc. Series A (a)	200	12,598
Liberty Global, Inc. Series C (a)	200	11,750
Liberty Interactive Corp. Class A (a)	2,200	43,296
Liberty Media Corp (a)	400	46,404
Liberty Ventures Class A (a)	110	7,454
LKQ Corp. (a)	600	12,660
Lowe's Cos., Inc.	1,600	56,832
Ltd Brands, Inc.	300	14,118
Lululemon Athletica, Inc. (a)(b)	200	15,246
Macy's, Inc.	300	11,706
Madison Square Garden Co. Class A (The) (a)	200	8,870
Marriott International, Inc. Class A	400	14,908
Mattel, Inc.	600	21,972
McDonald's Corp.	1,400	123,494
McGraw-Hill Cos., Inc. (The)	400	21,868
MGM Resorts International (a)	1,900	22,116
Mohawk Industries, Inc. (a)	300	27,141
Morningstar, Inc.	200	12,566
Netflix, Inc. (a)	200	18,556
Newell Rubbermaid, Inc.	600	13,362
News Corp. Class A	500	12,770
News Corp. Class B	100	2,624
NIKE, Inc. Class B	1,000	51,600

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Consumer Discretionary - 10.3% (continued)
Nordstrom, Inc.	400	$21,400
Omnicom Group, Inc.	400	19,984
O'Reilly Automotive, Inc. (a)	200	17,884
Penn National Gaming, Inc. (a)	400	19,644
PetSmart, Inc.	200	13,668
Polaris Industries, Inc.	200	16,830
PulteGroup, Inc. (a)	1,600	29,056
Ross Stores, Inc.	300	16,245
Royal Caribbean Cruises, Ltd.	900	30,600
Scripps Networks Interactive, Inc. Class A	200	11,584
Sears Canada, Inc. (b)	128	1,293
Sears Holdings Corp. (a)	300	12,408
Signet Jewelers, Ltd. (b)	300	16,020
Sotheby's	300	10,086
Staples, Inc.	2,700	30,780
Starbucks Corp.	1,000	53,620
Starwood Hotels & Resorts Worldwide, Inc.	400	22,944
Target Corp.	400	23,668
Tesla Motors, Inc. (a)	300	10,161
Tiffany & Co.	200	11,468
Time Warner Cable, Inc.	600	58,314
Time Warner, Inc.	1,900	90,877
TJX Cos., Inc.	1,000	42,450
Toll Brothers, Inc. (a)	700	22,631
TripAdvisor, Inc. (a)	200	8,392
TRW Automotive Holdings Corp. (a)	500	26,805
Urban Outfitters, Inc. (a)	300	11,808
VF Corp.	200	30,194
Viacom, Inc. Class B	700	36,918
Virgin Media, Inc.	500	18,375
Visteon Corp. (a)	300	16,146
Walt Disney Co. (The)	736	36,645
Weight Watchers International, Inc.	200	10,472
Wendy's Co. (The)	1,400	6,580
Whirlpool Corp.	300	30,525
Williams-Sonoma, Inc.	400	17,508
Wolverine World Wide, Inc.	200	8,196
Wyndham Worldwide Corp.	160	8,514
Wynn Resorts, Ltd.	200	22,498
Yum! Brands, Inc.	600	39,840
		2,878,420

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Consumer Staples - 6.6%
Altria Group, Inc.	1,300	$40,846
Archer-Daniels-Midland Co.	1,300	35,607
Brown-Forman Corp. Class B	300	18,975
Bunge, Ltd.	600	43,614
Campbell Soup Co.	600	20,934
Church & Dwight Co., Inc.	300	16,071
Clorox Co. (The)	300	21,966
Coca-Cola Co. (The)	3,154	114,332
Coca-Cola Enterprises, Inc.	800	25,384
Colgate-Palmolive Co.	700	73,178
ConAgra Foods, Inc.	1,033	30,473
Costco Wholesale Corp.	518	51,163
CVS Caremark Corp.	1,400	67,690
Dr. Pepper Snapple Group, Inc.	200	8,836
Energizer Holdings, Inc.	200	15,996
Estee Lauder Cos., Inc. (The)	300	17,958
Flowers Foods, Inc.	500	11,635
General Mills, Inc.	900	36,369
Green Mountain Coffee Roasters, Inc. (a)	600	24,816
Herbalife, Ltd. (b)	200	6,588
Hershey Co. (The)	200	14,444
Hillshire Brands Co.	160	4,503
HJ Heinz Co.	400	23,072
Hormel Foods Corp.	400	12,484
Ingredion, Inc.	300	19,329
JM Smucker Co. (The)	400	34,496
Kellogg Co.	300	16,755
Kimberly-Clark Corp.	500	42,215
Kraft Foods Group, Inc. Class A	1,066	48,471
Kroger Co. (The)	700	18,214
Lorillard, Inc.	200	23,334
McCormick & Co., Inc.	200	12,706
Mead Johnson Nutrition Co.	300	19,767
Molson Coors Brewing Co. Class B	600	25,674
Mondelez International, Inc. Class A	3,200	81,504
PepsiCo, Inc.	1,811	123,927
Philip Morris International, Inc.	1,500	125,460
Procter & Gamble Co. (The)	2,200	149,358
Ralcorp Holdings, Inc. (a)	300	26,895
Reynolds American, Inc.	500	20,715
Safeway, Inc.	1,000	18,090
Smithfield Foods, Inc. (a)	600	12,942
Sysco Corp.	800	25,328
Tyson Foods, Inc. Class A	207	4,016
Walgreen Co.	1,700	62,917
Wal-Mart Stores, Inc.	2,500	170,575
Whole Foods Market, Inc.	200	18,266
		1,837,888

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Energy - 10.1%
Alpha Natural Resources, Inc. (a)	1,200	$11,688
Anadarko Petroleum Corp.	1,000	74,310
Apache Corp.	641	50,318
Atwood Oceanics, Inc. (a)	300	13,737
Baker Hughes, Inc.	900	36,756
Berry Petroleum Co. Class A	200	6,710
Cabot Oil & Gas Corp.	600	29,844
Cameron International Corp. (a)	700	39,522
Cheniere Energy, Inc. (a)	700	13,146
Chevron Corp.	3,400	367,676
Cimarex Energy Co.	300	17,319
Cobalt International Energy, Inc. (a)	500	12,280
Concho Resources, Inc. (a)	300	24,168
ConocoPhillips	2,300	133,377
CONSOL Energy, Inc.	600	19,260
Denbury Resources, Inc. (a)	1,500	24,300
Devon Energy Corp.	800	41,632
Diamond Offshore Drilling, Inc.	400	27,184
Dresser-Rand Group, Inc. (a)	300	16,842
Dril-Quip, Inc. (a)	200	14,610
Energen Corp.	300	13,527
Energy XXI Bermuda, Ltd. (b)	300	9,657
EOG Resources, Inc.	500	60,395
EQT Corp.	300	17,694
Exxon Mobil Corp.	6,400	553,920
FMC Technologies, Inc. (a)	500	21,415
Halliburton Co.	1,300	45,097
Helmerich & Payne, Inc.	400	22,404
Hess Corp.	600	31,776
HollyFrontier Corp.	135	6,284
Kinder Morgan, Inc.	1,000	35,330
Kodiak Oil & Gas Corp. (a)	1,100	9,735
Marathon Oil Corp.	1,400	42,924
McDermott International, Inc. (a)	1,200	13,224
McMoRan Exploration Co. (a)	100	1,605
Murphy Oil Corp.	800	47,640
Nabors Industries, Ltd. (a)(b)	1,100	15,895
National Oilwell Varco, Inc.	800	54,680
Newfield Exploration Co. (a)	500	13,390
Noble Corp. (b)	1,000	34,820
Noble Energy, Inc.	300	30,522
Oasis Petroleum, Inc. (a)	400	12,720
Occidental Petroleum Corp.	1,600	122,576
Oceaneering International, Inc.	200	10,758
Oil States International, Inc. (a)	300	21,462
Patterson-UTI Energy, Inc.	800	14,904
Peabody Energy Corp.	1,100	29,271
Pioneer Natural Resources Co.	200	21,318

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Energy - 10.1% (continued)
Plains Exploration & Production Co. (a)	112	$5,257
QEP Resources, Inc.	700	21,189
Range Resources Corp.	300	18,849
Rosetta Resources, Inc. (a)	200	9,072
Rowan Cos. PLC Class A (a)	500	15,635
RPC, Inc.	381	4,664
SandRidge Energy, Inc. (a)	2,200	13,970
Schlumberger, Ltd.	1,729	119,802
SM Energy Co.	300	15,663
Southwestern Energy Co. (a)	1,400	46,774
Spectra Energy Corp.	900	24,642
Superior Energy Services, Inc. (a)	700	14,504
Teekay Corp. (b)	300	9,630
Tesoro Corp.	700	30,835
Tidewater, Inc.	300	13,404
Transocean, Ltd.	700	31,255
Ultra Petroleum Corp. (a)	800	14,504
Unit Corp. (a)	300	13,515
Valero Energy Corp.	187	6,381
Weatherford International, Ltd. (a)	3,000	33,570
Whiting Petroleum Corp. (a)	500	21,685
Williams Cos., Inc. (The)	800	26,192
World Fuel Services Corp.	300	12,351
		2,812,965
Financials - 12.1%
ACE, Ltd. (b)	557	44,449
Aflac, Inc.	310	16,467
Allied World Assurance Co. Holdings AG (b)	200	15,760
Allstate Corp. (The)	600	24,102
Alterra Capital Holdings, Ltd. (b)	500	14,095
American Capital, Ltd. (a)	329	3,948
American Express Co.	1,179	67,769
American Financial Group, Inc.	100	3,952
American International Group, Inc. (a)	1,100	38,830
Ameriprise Financial, Inc.	45	2,819
Arch Capital Group, Ltd. (a)(b)	105	4,622
Arthur J Gallagher & Co.	200	6,930
Aspen Insurance Holdings, Ltd.	300	9,624
Associated Banc-Corp.	800	10,496
Assurant, Inc.	500	17,350
Assured Guaranty, Ltd. (b)	1,000	14,230
Axis Capital Holdings, Ltd. (b)	500	17,320
Bank of America Corp.	21,400	248,240
Bank of Hawaii Corp.	200	8,810
Bank of New York Mellon Corp. (The)	2,400	61,680
BankUnited, Inc.	400	9,776
BB&T Corp.	1,100	32,021
BlackRock, Inc.	200	41,342
BOK Financial Corp.	200	10,892

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Financials - 12.1% (continued)
Brown & Brown, Inc.	600	$15,276
Capital One Financial Corp.	1,000	57,930
CBRE Group, Inc. Class A (a)	600	11,940
Charles Schwab Corp. (The)	1,500	21,540
Chubb Corp. (The)	500	37,660
Cincinnati Financial Corp.	412	16,134
CIT Group, Inc. (a)	800	30,912
Citigroup, Inc.	5,800	229,448
City National Corp.	300	14,856
Comerica, Inc.	800	24,272
Commerce Bancshares Inc.	525	18,406
Cullen/Frost Bankers, Inc.	300	16,281
Discover Financial Services	400	15,420
E*TRADE Financial Corp. (a)	1,500	13,425
East West Bancorp, Inc.	800	17,192
Eaton Vance Corp.	165	5,255
Erie Indemnity Co. Class A	200	13,844
Federated Investors, Inc. Class B	500	10,115
Fidelity National Financial, Inc. Class A	500	11,775
Fifth Third Bancorp	1,800	27,342
First Horizon National Corp.	1,300	12,883
First Niagara Financial Group, Inc.	1,900	15,067
FirstMerit Corp.	100	1,419
Forest City Enterprises, Inc. Class A (a)	800	12,920
Franklin Resources, Inc.	200	25,140
Genworth Financial, Inc. (a)	2,600	19,526
Goldman Sachs Group, Inc. (The)	900	114,804
Hancock Holding Co.	132	4,190
Hanover Insurance Group, Inc. (The)	200	7,748
Hartford Financial Services Group, Inc.	1,700	38,148
HCC Insurance Holdings, Inc.	328	12,205
Hudson City Bancorp, Inc.	2,400	19,512
Huntington Bancshares, Inc.	3,400	21,726
IntercontinentalExchange, Inc. (a)	200	24,762
Invesco, Ltd.	1,600	41,744
Jefferies Group, Inc.	1,100	20,427
Jones Lang LaSalle, Inc.	200	16,788
JP Morgan Chase & Co.	3,362	147,827
KeyCorp	3,236	27,247
Lazard, Ltd. Class A (b)	500	14,920
Legg Mason, Inc.	700	18,004
Leucadia National Corp.	1,000	23,790
Lincoln National Corp.	1,200	31,080
Loews Corp.	600	24,450
LPL Financial Holdings, Inc.	126	3,548
M&T Bank Corp.	182	17,921
Marsh & Mclennan Cos., Inc.	700	24,129
MetLife, Inc.	2,100	69,174

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Financials - 12.1% (continued)
Moody's Corp.	400	$20,128
Morgan Stanley	3,000	57,360
MSCI, Inc. (a)	300	9,297
NASDAQ OMX Group, Inc. (The)	700	17,507
New York Community Bancorp, Inc.	1,700	22,270
Northern Trust Corp.	1,000	50,160
NYSE Euronext	1,000	31,540
Old Republic International Corp.	1,000	10,650
PartnerRe, Ltd. (b)	300	24,147
Peoples United Financial Inc.	500	6,045
PNC Financial Services Group, Inc.	867	50,555
Primerica, Inc.	200	6,002
Principal Financial Group, Inc.	1,200	34,224
ProAssurance Corp.	188	7,932
Progressive Corp. (The)	800	16,880
Protective Life Corp.	300	8,574
Raymond James Financial, Inc.	400	15,412
Regions Financial Corp.	5,600	39,872
Reinsurance Group of America, Inc.	300	16,056
RenaissanceRe Holdings, Ltd. (b)	200	16,252
SEI Investments Co.	500	11,670
Signature Bank (a)	100	7,134
SLM Corp.	300	5,139
StanCorp Financial Group, Inc.	200	7,334
State Street Corp.	1,000	47,010
SunTrust Banks, Inc.	1,100	31,185
SVB Financial Group (a)	200	11,194
T. Rowe Price Group, Inc.	400	26,052
TCF Financial Corp.	800	9,720
TD Ameritrade Holding Corp.	900	15,129
TFS Financial Corp. (a)	1,100	10,582
Torchmark Corp.	400	20,668
Travelers Cos., Inc. (The)	625	44,887
U.S. Bancorp	2,600	83,044
Unum Group	1,100	22,902
Validus Holdings Ltd. (b)	100	3,458
Valley National Bancorp	800	7,440
W.R. Berkley Corp.	500	18,870
Wells Fargo & Co.	8,742	298,802
Willis Group Holdings PLC (b)	500	16,765
Wintrust Financial Corp.	200	7,340
XL Group PLC (b)	1,300	32,578
Zions Bancorporation	1,000	21,400
		3,366,812

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Health Care - 8.8%
Abbott Laboratories	2,100	$137,550
Aetna, Inc.	700	32,410
Agilent Technologies, Inc.	500	20,470
Alere, Inc. (a)	400	7,400
Alexion Pharmaceuticals, Inc. (a)	300	28,143
Allergan, Inc.	400	36,692
Allscripts Healthcare Solutions, Inc. (a)	1,000	9,420
AmerisourceBergen Corp.	500	21,590
Amgen, Inc.	800	69,056
Baxter International, Inc.	800	53,328
Becton Dickinson and Co.	300	23,457
Biogen Idec, Inc. (a)	300	44,001
BioMarin Pharmaceutical, Inc. (a)	200	9,850
Bio-Rad Laboratories, Inc. Class A (a)	200	21,010
Boston Scientific Corp. (a)	5,533	31,704
Brookdale Senior Living, Inc. (a)	600	15,192
Bruker Corp. (a)	600	9,162
Cardinal Health, Inc.	400	16,472
CareFusion Corp. (a)	400	11,432
Celgene Corp. (a)	500	39,360
Cepheid, Inc. (a)	200	6,762
Cerner Corp. (a)	200	15,528
Cigna Corp.	600	32,076
Community Health Systems, Inc.	500	15,370
Coventry Health Care, Inc.	600	26,898
Covidien PLC (b)	562	32,450
CR Bard, Inc.	200	19,548
DaVita, Inc. (a)	200	22,106
DENTSPLY International, Inc.	400	15,844
Edwards Lifesciences Corp. (a)	200	18,034
Eli Lilly & Co.	1,400	69,048
Endo Health Solutions, Inc. (a)	500	13,135
Express Scripts Holding Co. (a)	1,100	59,400
Forest Laboratories, Inc. (a)	200	7,064
Gilead Sciences, Inc. (a)	1,000	73,450
HCA Holdings, Inc.	500	15,085
Health Management Associates, Inc. Class A (a)	300	2,796
Health Net, Inc. (a)	400	9,720
Henry Schein, Inc. (a)	200	16,092
Hologic, Inc. (a)	1,000	20,030
Hospira, Inc. (a)	600	18,744
Humana, Inc.	300	20,589
IDEXX Laboratories, Inc. (a)	90	8,352
Incyte Corp, Ltd. (a)	300	4,983
Johnson & Johnson	3,700	259,370
Laboratory Corp of America Holdings (a)	200	17,324
Life Technologies Corp. (a)	700	34,356

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Health Care - 8.8% (continued)
McKesson Corp.	300	$29,088
MEDNAX, Inc. (a)	300	23,856
Medtronic, Inc.	1,212	49,716
Merck & Co., Inc.	4,100	167,854
Mylan, Inc. (a)	1,200	32,976
Omnicare, Inc.	600	21,660
Onyx Pharmaceuticals, Inc. (a)	200	15,106
Patterson Cos., Inc.	200	6,846
PerkinElmer, Inc.	297	9,427
Perrigo Co.	200	20,806
Pfizer, Inc.	7,220	181,078
Quest Diagnostics, Inc.	400	23,308
Questcor Pharmaceuticals, Inc.	200	5,344
ResMed, Inc.	300	12,471
Select Medical Holdings Corp.	500	4,715
Sirona Dental Systems, Inc. (a)	200	12,892
St Jude Medical, Inc.	400	14,456
Stryker Corp.	400	21,928
Techne Corp.	200	13,668
Teleflex, Inc.	200	14,262
Thermo Fisher Scientific, Inc.	700	44,646
United Therapeutics Corp. (a)	200	10,684
UnitedHealth Group, Inc.	1,400	75,936
Universal Health Services, Inc. Class B	400	19,340
Varian Medical Systems, Inc. (a)	200	14,048
Vertex Pharmaceuticals, Inc. (a)	64	2,684
Warner Chilcott PLC (b)	400	4,816
Waters Corp. (a)	200	17,424
Watson Pharmaceuticals, Inc. (a)	300	25,800
WellPoint, Inc.	500	30,460
Wright Medical Group, Inc. (a)	200	4,198
Zimmer Holdings, Inc.	500	33,330
		2,456,676
Industrials - 9.7%
3M Co.	814	75,580
Acuity Brands, Inc.	200	13,546
ADT Corp. (The)	450	20,921
AECOM Technology Corp. (a)	600	14,280
Alaska Air Group, Inc. (a)	200	8,618
Alliant Techsystems, Inc.	200	12,392
AMETEK, Inc.	450	16,906
Armstrong World Industries, Inc. (a)	200	10,146
Avery Dennison Corp.	500	17,460
Babcock & Wilcox Co. (The)	500	13,100
BE Aerospace, Inc. (a)	300	14,820
Boeing Co. (The)	839	63,227
C. H. Robinson Worldwide, Inc.	300	18,966

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Industrials - 9.7% (continued)
Carlisle Cos., Inc.	300	$17,628
Caterpillar, Inc.	810	72,560
Cintas Corp.	341	13,947
Clean Harbors, Inc. (a)	200	11,002
Corrections Corp of America	500	17,735
Covanta Holding Corp.	700	12,894
Crane Co.	300	13,884
CSX Corp.	2,000	39,460
Cummins, Inc.	211	22,862
Danaher Corp.	800	44,720
Deere & Co.	600	51,852
Delta Air Lines, Inc. (a)	1,600	18,992
Donaldson Co., Inc.	300	9,852
Dover Corp.	500	32,855
Dun & Bradstreet Corp. (The)	200	15,730
Eaton Corp. PLC (b)	200	10,840
Emerson Electric Co.	848	44,910
Equifax Inc.	200	10,824
Exelis, Inc.	500	5,635
Expeditors International of Washington, Inc.	400	15,820
Fastenal Co.	400	18,676
FedEx Corp.	600	55,032
Flowserve Corp.	200	29,360
Fluor Corp.	500	29,370
Fortune Brands Home & Security Inc. (a)	200	5,844
Gardner Denver, Inc.	200	13,700
General Dynamics Corp.	600	41,562
General Electric Co.	18,119	380,318
Genesee & Wyoming, Inc. (a)	200	15,216
Graco, Inc.	200	10,298
Hertz Global Holdings, Inc. (a)	1,600	26,032
Honeywell International, Inc.	1,000	63,470
IDEX Corp.	400	18,612
IHS, Inc. Class A (a)	108	10,368
Illinois Tool Works, Inc.	600	36,486
Ingersoll-Rand PLC (b)	600	28,776
Iron Mountain, Inc.	326	10,122
ITT Corp.	300	7,038
Jacobs Engineering Group, Inc. (a)	500	21,285
JB Hunt Transport Services, Inc.	200	11,942
Joy Global, Inc.	200	12,756
Kansas City Southern	300	25,044
KBR, Inc.	600	17,952
Kennametal, Inc.	400	16,000
Kirby Corp. (a)	300	18,567
Landstar System, Inc.	200	10,492
Lincoln Electric Holdings, Inc.	200	9,736
Manpower, Inc.	400	16,976

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Industrials - 9.7% (continued)
Masco Corp.	700	$11,662
Nielsen Holdings NV (a)	800	24,472
Nordson Corp.	200	12,624
Norfolk Southern Corp.	600	37,104
Oshkosh Corp. (a)	500	14,825
Owens Corning (a)	500	18,495
PACCAR, Inc.	400	18,084
Pall Corp.	200	12,052
Parker Hannifin Corp.	200	17,012
Pentair, Inc. (b)	515	25,312
Pitney Bowes, Inc.	500	5,320
Precision Castparts Corp.	200	37,884
Quanta Services, Inc. (a)	381	10,398
Republic Services, Inc.	600	17,598
Robert Half International, Inc.	300	9,546
Rockwell Automation, Inc.	300	25,197
Rockwell Collins, Inc.	300	17,451
Rollins, Inc.	300	6,612
Roper Industries, Inc.	300	33,444
RR Donnelley & Sons Co.	476	4,284
Ryder System, Inc.	300	14,979
Snap-on, Inc.	200	15,798
Southwest Airlines Co.	100	1,024
Spirit Aerosystems Holdings, Inc. Class A (a)	500	8,485
SPX Corp.	200	14,030
Stanley Black & Decker, Inc.	700	51,779
Stericycle, Inc. (a)	200	18,654
Terex Corp. (a)	156	4,385
Textron, Inc.	800	19,832
Timken Co.	300	14,349
Towers Watson & Co. Class A	200	11,242
Trinity Industries, Inc.	300	10,746
Tyco International, Ltd. (b)	900	26,325
Union Pacific Corp.	900	113,148
United Continental Holdings, Inc. (a)	164	3,834
United Parcel Service, Inc. Class B	1,000	73,730
United Rentals, Inc. (a)	95	4,325
United Technologies Corp.	1,200	98,412
URS Corp.	400	15,704
Valmont Industries, Inc.	200	27,310
WABCO Holdings, Inc. (a)	100	6,519
Wabtec Corp.	100	8,754
Waste Management, Inc.	600	20,244
Werner Enterprises, Inc.	137	2,969
WESCO International, Inc. (a)	200	13,486
Woodward, Inc.	300	11,439
		2,715,872

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Information Technology - 12.9%
Accenture PLC Class A (b)	900	$59,850
Activision Blizzard, Inc.	300	3,186
Adobe Systems, Inc. (a)	700	26,376
ADTRAN, Inc.	200	3,908
Advanced Micro Devices, Inc. (a)	1,300	3,120
Akamai Technologies, Inc. (a)	500	20,455
Altera Corp.	600	20,664
Amdocs, Ltd.	300	10,197
Amphenol Corp. Class A	300	19,410
Analog Devices, Inc.	500	21,030
AOL, Inc.	400	11,844
Apple, Inc.	700	373,121
Applied Materials, Inc.	2,500	28,600
Arrow Electronics, Inc. (a)	400	15,232
Aruba Networks, Inc. (a)	500	10,375
Autodesk, Inc. (a)	124	4,383
Automatic Data Processing, Inc.	700	39,907
Avago Technologies, Ltd. (b)	500	15,830
Avnet, Inc. (a)	100	3,061
BMC Software, Inc. (a)	300	11,898
Broadcom Corp. Class A	700	23,247
Broadridge Financial Solutions, Inc.	300	6,864
Brocade Communications Systems, Inc. (a)	863	4,600
CA, Inc.	500	10,990
Cadence Design System, Inc. (a)	600	8,106
Cisco Systems, Inc.	10,000	196,500
Citrix Systems, Inc. (a)	300	19,725
Cognizant Technology Solutions Corp. Class A (a)	400	29,620
Computer Sciences Corp.	200	8,010
CoreLogic, Inc. (a)	400	10,768
Corning, Inc.	2,500	31,550
Cree, Inc. (a)	600	20,388
Dell, Inc.	2,200	22,286
DST Systems, Inc.	200	12,120
eBay, Inc. (a)	1,600	81,632
Electronic Arts, Inc. (a)	900	13,077
EMC Corp. (a)	2,800	70,840
F5 Networks, Inc. (a)	200	19,430
Fidelity National Information Services, Inc.	800	27,848
First Solar, Inc. (a)	215	6,639
Fiserv, Inc. (a)	400	31,612
FleetCor Technologies, Inc. (a)	200	10,730
FLIR Systems, Inc.	700	15,617
Gartner, Inc. (a)	200	9,204
Genpact, Ltd.	900	13,950
Global Payments, Inc.	300	13,590
Google, Inc. Class A (a)	400	283,748

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Information Technology - 12.9% (continued)
Hewlett-Packard Co.	900	$12,825
IAC/InterActiveCorp.	400	18,920
Informatica Corp. (a)	200	6,064
Ingram Micro, Inc. (a)	800	13,536
Intel Corp.	5,918	122,088
International Business Machines Corp.	1,500	287,325
Intuit, Inc.	400	23,800
Jabil Circuit, Inc.	600	11,574
Jack Henry & Associates, Inc.	400	15,704
JDS Uniphase Corp. (a)	100	1,354
Juniper Networks, Inc. (a)	235	4,623
KLA-Tencor Corp.	500	23,880
Lam Research Corp. (a)	300	10,839
Lender Processing Services, Inc.	300	7,386
Lexmark International, Inc.	300	6,957
Linear Technology Corp.	400	13,720
LSI Corp. (a)	1,100	7,788
Marvell Technology Group, Ltd. (b)	2,300	16,698
Mastercard, Inc. Class A	200	98,256
Maxim Integrated Products, Inc.	600	17,640
MICROS Systems, Inc. (a)	200	8,488
Microsoft Corp.	6,800	181,764
Molex, Inc.	400	10,932
Motorola Solutions, Inc.	300	16,704
National Instruments Corp.	288	7,433
NetApp, Inc. (a)	700	23,485
Nuance Communications, Inc. (a)	800	17,856
ON Semiconductor Corp. (a)	1,200	8,460
Oracle Corp.	5,400	179,928
Parametric Technology Corp. (a)	500	11,255
Paychex, Inc.	578	17,999
QUALCOMM Inc.	1,108	68,718
Red Hat, Inc. (a)	400	21,184
Riverbed Technology, Inc. (a)	700	13,804
Rovi Corp. (a)	600	9,258
Salesforce.com, Inc. (a)	200	33,620
SanDisk Corp. (a)	1,000	43,560
Seagate Technology PLC (b)	900	27,432
Skyworks Solutions, Inc. (a)	400	8,120
Solera Holdings, Inc.	300	16,041
Symantec Corp. (a)	2,000	37,620
Synopsys, Inc. (a)	400	12,736
TE Connectivity, Ltd. (b)	800	29,696
Tech Data Corp. (a)	200	9,106
Tellabs, Inc.	800	1,824
Teradata Corp. (a)	300	18,567
Teradyne, Inc. (a)	1,000	16,890

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Information Technology - 12.9% (continued)
Texas Instruments, Inc.	1,600	$49,504
TIBCO Software, Inc. (a)	149	3,280
Total System Services, Inc.	400	8,568
VeriSign, Inc. (a)	300	11,646
Visa, Inc. Class A	700	106,106
VMware, Inc. Class A (a)	97	9,132
WebMD Health Corp. (a)	300	4,302
Western Digital Corp.	900	38,241
Western Union Co. (The)	1,200	16,332
Wex, Inc. (a)	200	15,074
Xerox Corp.	1,526	10,407
Xilinx, Inc.	300	10,770
Yahoo!, Inc. (a)	2,200	43,780
Zebra Technologies Corp. (a)	200	7,856
		3,613,593
Materials - 4.2%
Air Products & Chemicals, Inc.	300	25,206
Airgas, Inc.	200	18,258
Alcoa, Inc.	4,200	36,456
Allegheny Technologies, Inc.	600	18,216
Allied Nevada Gold Corp. (a)	100	3,013
Aptargroup, Inc.	200	9,544
Ashland, Inc.	300	24,123
Ball Corp.	300	13,425
Bemis Co., Inc.	500	16,730
Cabot Corp.	300	11,937
Carpenter Technology Corp.	200	10,326
Celanese Corp. Class A	300	13,359
CF Industries Holdings, Inc.	200	40,632
Cliffs Natural Resources, Inc.	600	23,136
Crown Holdings, Inc. (a)	300	11,043
Cytec Industries, Inc.	116	7,984
Domtar Corp. (b)	200	16,704
Dow Chemical Co. (The)	1,600	51,712
Eastman Chemical Co.	300	20,415
Ecolab, Inc.	400	28,760
EI du Pont de Nemours & Co.	1,120	50,366
FMC Corp.	300	17,556
Freeport-McMoRan Copper & Gold, Inc.	1,800	61,560
Greif, Inc. Class A	200	8,900
Huntsman Corp.	25	398
International Flavors & Fragrances, Inc.	200	13,308
International Paper Co.	800	31,872
Kronos Worldwide, Inc.	400	7,800
LyondellBasell Industries NV Class A (b)	400	22,836
Martin Marietta Materials, Inc.	200	18,856
MeadWestvaco Corp.	700	22,309

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Materials - 4.2% (continued)
Molycorp, Inc. (a)	400	$3,776
Monsanto Co.	700	66,255
Mosaic Co. (The)	600	33,978
Newmont Mining Corp.	200	9,288
Nucor Corp.	800	34,544
Owens-Illinois, Inc. (a)	700	14,889
Packaging Corp. of America	400	15,388
PPG Industries, Inc.	200	27,070
Praxair, Inc.	400	43,780
Reliance Steel & Aluminum Co.	400	24,840
Rock-Tenn Co.	400	27,964
Rockwood Holdings, Inc.	200	9,892
Royal Gold, Inc.	200	16,262
RPM International, Inc.	213	6,254
Scotts Miracle-Gro Co. Class A (The)	200	8,810
Sealed Air Corp.	1,000	17,510
Sherwin-Williams Co. (The)	200	30,764
Sigma-Aldrich Corp.	200	14,716
Silgan Holdings, Inc.	182	7,569
Sonoco Products Co.	400	11,892
Steel Dynamics, Inc.	100	1,373
United States Steel Corp.	800	19,096
Valspar Corp.	200	12,480
Walter Energy, Inc.	300	10,764
Westlake Chemical Corp.	200	15,860
Worthington Industries, Inc.	400	10,396
WR Grace & Co. (a)	200	13,446
		1,165,596
Telecommunication Services - 1.5%
AT&T, Inc.	4,289	144,582
CenturyLink, Inc.	1,200	46,944
Crown Castle International Corp. (a)	400	28,864
Frontier Communications Corp.	800	3,424
Level 3 Communications, Inc. (a)	400	9,244
MetroPCS Communications, Inc. (a)	1,530	15,208
NII Holdings, Inc. (a)	900	6,417
SBA Communications Corp. Class A (a)	200	14,204
tw telecom, Inc. (a)	400	10,188
Verizon Communications, Inc.	3,300	142,791
Windstream Corp.	1,500	12,420
		434,286
Utilities - 2.9%
AES Corp. (The)	1,500	16,050
AGL Resources, Inc.	200	7,994
Alliant Energy Corp.	200	8,782
Ameren Corp.	500	15,360
American Electric Power Co., Inc.	700	29,876
American Water Works Co., Inc.	300	11,139

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Utilities - 2.9% (continued)
Aqua America, Inc.	173	$4,398
Atmos Energy Corp.	400	14,048
Calpine Corp. (a)	337	6,110
CenterPoint Energy, Inc.	800	15,400
Consolidated Edison, Inc.	400	22,216
Dominion Resources, Inc.	800	41,440
DTE Energy Co.	300	18,015
Duke Energy Corp.	600	38,280
Edison International	400	18,076
Entergy Corp.	226	14,407
Exelon Corp.	1,200	35,688
FirstEnergy Corp.	600	25,056
Great Plains Energy, Inc.	600	12,186
Hawaiian Electric Industries, Inc.	146	3,670
Integrys Energy Group, Inc.	200	10,444
ITC Holdings Corp.	200	15,382
MDU Resources Group, Inc.	400	8,496
National Fuel Gas Co.	400	20,276
NextEra Energy, Inc.	450	31,136
NiSource, Inc.	600	14,934
Northeast Utilities	600	23,448
NRG Energy, Inc.	1,200	27,588
NV Energy, Inc.	500	9,070
OGE Energy, Corp.	200	11,262
ONEOK, Inc.	600	25,650
Ormat Technologies, Inc.	100	1,928
Pepco Holdings, Inc.	400	7,844
PG&E Corp.	600	24,108
Piedmont Natural Gas Co., Inc.	134	4,195
Pinnacle West Capital Corp.	200	10,196
PPL Corp.	800	22,904
Public Service Enterprise Group, Inc.	700	21,420
Questar Corp.	200	3,952
SCANA Corp	300	13,692
Sempra Energy	300	21,282
Southern Co. (The)	400	17,124
TECO Energy, Inc.	400	6,704
UGI Corp.	600	19,626
Vectren Corp.	400	11,760
Westar Energy, Inc.	500	14,310
WGL Holdings, Inc.	104	4,076
Wisconsin Energy Corp.	500	18,425
Xcel Energy, Inc.	700	18,697
		798,120

TOTAL COMMON STOCKS (Cost $20,084,771)		22,080,228

Symetra DFA U.S. CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
MUTUAL FUNDS - 20.4%
DFA U.S. Small Cap Portfolio	251,353	$5,698,169

TOTAL MUTUAL FUNDS (Cost $5,368,161)		5,698,169

SHORT TERM INVESTMENTS - 0.6%
Fidelity Institutional Government Portfolio 0.010% (c)	177,994	177,994

TOTAL SHORT TERM INVESTMENTS (Cost $177,994)		177,994

Total Investments (Cost $25,630,926) - 100.1%		$27,956,391
Liabilities in Excess of Other Assets - (0.1)%		(21,022)
NET ASSETS - 100.0%		$27,935,369

Percentages are stated as a percent of net assets.

(a) Non-Income Producing
(b) U.S. dollar denominated foreign security
(c) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012

	Shares	Market Value
COMMON STOCKS - 69.2%
Australia - 5.6%
AGL Energy, Ltd.	1,373	$22,072
ALS, Ltd.	1,810	20,647
Alumina, Ltd.	9,157	8,788
Amcor, Ltd./Australia	2,732	23,090
AMP, Ltd.	10,547	53,498
Ansell, Ltd.	1,415	22,676
APA Group	2,042	11,789
Asciano, Ltd.	1,605	7,852
ASX, Ltd.	697	22,746
Atlas Iron, Ltd.	4,786	9,159
Aurizon Holdings, Ltd.	6,153	24,196
Australia & New Zealand Banking Group, Ltd.	5,703	150,198
BHP Billiton, Ltd.	3,128	122,119
Bradken, Ltd.	3,376	19,512
Caltex Australia, Ltd.	1,614	32,554
Coca-Cola Amatil, Ltd.	1,611	22,640
Cochlear, Ltd.	201	16,663
Commonwealth Bank of Australia	1,549	100,881
Computershare, Ltd.	2,658	25,075
Crown, Ltd.	2,394	26,755
Fortescue Metals Group, Ltd.	4,574	22,794
Harvey Norman Holdings, Ltd.	10,616	21,133
Iluka Resources, Ltd.	1,632	15,772
Insurance Australia Group, Ltd.	7,575	37,310
IOOF Holdings, Ltd.	3,699	28,113
Macquarie Group, Ltd.	1,399	52,408
National Australia Bank, Ltd.	4,766	125,361
Newcrest Mining, Ltd.	613	14,340
Origin Energy, Ltd.	4,371	53,732
PanAust, Ltd.	4,155	14,778
Qantas Airways, Ltd. (a)	13,938	21,826
QBE Insurance Group, Ltd.	2,515	28,817
SAI Global, Ltd.	2,677	11,893
Santos, Ltd.	2,540	29,760
Seek, Ltd.	3,202	23,662
Shopping Centres Australasia Property Group (a)	59	92
Sims Metal Management, Ltd.	1,673	16,532
Sonic Healthcare, Ltd.	724	10,106
Suncorp Group, Ltd.	5,160	55,103
Tabcorp Holdings, Ltd.	7,041	22,489
Transurban Group	3,551	22,572
UGL, Ltd.	1,725	19,692
Wesfarmers, Ltd.	2,136	82,410

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Australia - 5.6% (continued)
Westpac Banking Corp.	6,500	$178,099
Woodside Petroleum, Ltd.	659	23,484
Woolworths, Ltd.	294	9,019
WorleyParsons, Ltd.	816	20,101
		1,704,308
Austria - 0.2%
Erste Group Bank AG	95	3,020
IMMOFINANZ AG	2,286	9,624
Oesterreichische Volksbanken AG	369	13,371
Raiffeisen Bank International AG	292	12,147
Voestalpine AG	528	19,401
		57,563
Belgium - 0.5%
Ageas	1,095	32,354
Anheuser-Busch InBev NV - ADR	567	49,562
Colruyt SA	312	15,471
UCB SA	416	23,832
Umicore SA	419	23,201
		144,420
Canada - 6.8%
Agrium, Inc.	300	29,973
AltaGas, Ltd.	700	23,624
ARC Resources, Ltd.	1,000	24,570
Bank of Montreal	1,300	79,690
Bank of Nova Scotia	1,100	63,668
Barrick Gold Corp.	800	28,008
Bell Aliant, Inc.	500	13,230
Bombardier, Inc. Class B	5,500	20,790
Bonavista Energy Corp.	1,000	14,899
Brookefield Asset Management, Inc. Class A	700	25,644
Cameco Corp.	1,400	27,572
Canadian Imperial Bank of Commerce	400	32,244
Canadian Natural Resources, Ltd.	2,300	66,401
Canadian Oil Sands, Ltd.	1,000	20,278
Canadian Pacific Railway, Ltd.	300	30,486
Canadian Tire Corp., Ltd.	300	20,925
Canadian Western Bank	300	8,578
Celtic Exploration, Ltd. (a)	400	10,572
Centerra Gold, Inc.	1,700	15,911
CGI Group, Inc. Class A (a)	1,000	23,062
Cineplex, Inc.	700	22,400
Crescent Point Energy Corp.	200	7,564
Davis & Henderson Corp.	1,200	26,010
Empire Co., Ltd. Class A	100	5,926
Enbridge, Inc.	500	21,660

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Canada - 6.8% (continued)
Encana Corp.	1,500	$29,647
Enerplus Corp.	1,500	19,453
Fairfax Financial Holdings, Ltd.	100	36,046
George Weston, Ltd.	300	21,317
Goldcorp, Inc.	1,473	54,059
Great-West Lifeco, Inc.	800	19,584
Husky Energy, Inc.	900	26,601
IAMGOLD Corp.	1,100	12,596
Keyera Corp.	500	24,746
Kinross Gold Corp.	4,300	41,759
Loblaw Cos., Ltd.	500	21,077
Magna International, Inc.	500	25,010
Manulife Financial Corp.	4,200	57,044
MEG Energy Corp. (a)	600	18,361
Methanex Corp.	700	22,309
Metro, Inc.	400	25,467
National Bank of Canada	300	23,296
Open Text Corp. (a)	600	33,522
Osisko Mining Corp. (a)	2,900	23,324
Pan American Silver Corp.	1,200	22,487
Pembina Pipeline Corp.	700	20,028
Penn West Petroleum, Ltd.	1,800	19,544
Potash Corp. of Saskatchewan, Inc.	600	24,414
Precision Drilling Corp.	2,600	21,486
Rogers Communications, Inc. Class B	600	27,240
Royal Bank of Canada	1,400	84,279
Saputo, Inc.	500	25,289
Shaw Communications, Inc. Class B	1,100	25,258
Shoppers Drug Mart Corp.	500	21,514
Silver Wheaton Corp.	800	28,864
Sun Life Financial, Inc.	1,400	37,115
Suncor Energy, Inc.	3,700	121,672
Talisman Energy, Inc.	2,500	28,275
Teck Resources, Ltd. Class B	1,400	50,890
Thomson Reuters Corp.	800	23,248
Tim Hortons, Inc.	400	19,672
Toromont Industries, Ltd.	300	6,364
Toronto-Dominion Bank (The)	1,816	152,900
Transalta Corp.	900	13,716
TransCanada Corp.	700	33,089
Uranium One, Inc. (a)	2,800	6,615
Veresen, Inc.	1,500	17,840
Vermilion Energy, Inc.	500	26,123
Yamana Gold, Inc.	1,500	25,802
		2,082,627

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Colombia - 0.1%
Pacific Rubiales Energy Corp.	800	$18,587

Denmark - 0.9%
A.P. Moller-Maersk A/S Series A	2	14,245
A.P. Moller-Maersk A/S Series B	3	22,718
Carlsberg A/S Series B	280	27,584
Danske Bank A/S (a)	1,633	27,735
DSV A/S	966	24,993
FLSmidth & Co A/S	367	21,375
H Lundbeck A/S	969	14,212
Novo Nordisk A/S - ADR	308	50,269
TDC A/S	4,466	31,642
Topdanmark A/S (a)	120	25,783
		260,556
Finland - 0.8%
Elisa Oyj	987	21,882
Fortum Oyj	1,617	30,272
Kesko Oyj	480	15,758
Metso Oyj	578	24,676
Nokia Oyj	5,287	20,893
Nokian Renkaat Oyj	505	20,229
Sampo Oyj	1,276	41,324
Stora Enso Oyj	3,496	24,470
UPM-Kymmene Oyj	2,050	24,118
Wartsila Oyj Abp	588	25,599
		249,221
France - 5.3%
Aeroports de Paris	272	21,059
Air Liquide SA	197	24,889
Alcatel-Lucent (a)	14,118	19,035
Alstom SA	673	27,111
AXA SA	4,402	79,042
BNP Paribas SA	828	47,138
Bourbon SA	829	22,975
Bouygues SA	777	23,121
Bureau Veritas SA	239	26,799
Cap Gemini	716	31,309
Carrefour SA	1,124	28,940
Casino Guichard Perrachon SA	236	22,605
Christian Dior SA	152	25,909
Cie de St-Gobain	997	42,815
Cie Generale de Geophysique - Veritas (a)	874	26,558
Cie Generale des Etablissements Michelin	661	63,337
Cie Generale D' Optique Essilor International SA	287	28,946

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
France - 5.3% (continued)
CNP Assurances	1,720	$26,476
Danone SA	401	26,502
Dassault Systemes SA	217	24,262
France Telecom SA	923	10,240
GDF Suez	3,234	66,608
Groupe Eurotunnel SA	2,517	19,559
Lafarge SA	814	52,562
Lagardere SCA	798	26,842
L'Oreal SA	177	24,628
LVMH Moet Hennessy Louis Vuitton SA	176	32,482
Pernod-Ricard SA	208	24,132
PPR SA	162	30,426
Publicis Groupe SA	432	25,991
Renault SA	777	42,198
Sanofi	1,780	168,798
Schneider Electric SA	485	35,522
SCOR SE	546	14,758
SEB SA	294	21,752
Societe Generale	921	35,019
Technip SA	267	30,875
Thales SA	576	20,069
Total SA	4,580	238,312
Vivendi SA	3,101	70,132
		1,629,733
Germany - 5.1%
Adidas AG	101	9,014
Aixtron SE NA	1,280	15,264
Allianz SE	1,103	153,756
Axel Springer AG	482	20,634
BASF SE	879	83,119
Bayer AG	792	75,527
Bayerische Motoren Werke AG	691	67,242
Beiersdorf AG	175	14,329
Brenntag AG	176	23,187
Celesio AG	1,362	23,591
Commerzbank AG (a)	14,328	27,449
Continental AG	236	27,507
Daimler AG	2,182	120,132
Deutsche Lufthansa AG	1,884	35,616
Deutsche Post AG	1,769	38,963
Deutsche Telekom AG	6,793	77,325
E.ON AG	4,358	81,739
Fresenius Medical Care AG & Co KGaA - ADR	604	20,717
Fresenius SE & Co KGaA	147	16,915
GEA Group AG	884	28,744

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Germany - 5.1% (continued)
Gerresheimer AG (a)	451	$23,964
HeidelbergCement AG	552	33,778
Infineon Technologies AG	2,553	20,798
Lanxess AG	299	26,366
Linde AG	358	62,632
Metro AG	319	8,862
Muenchener Rueckversicherungs AG	435	78,530
RWE AG	1,134	47,036
Salzgitter AG	443	23,217
SAP AG - ADR	627	50,398
SGL Carbon SE	508	20,251
Siemens AG	788	86,169
Software AG	684	29,181
ThyssenKrupp AG	1,515	35,773
Volkswagen AG	133	28,853
Wacker Chemie AG	286	18,812
		1,555,390
Hong Kong - 1.6%
AIA Group, Ltd.	6,400	25,384
Bank of East Asia, Ltd.	4,600	17,863
Cathay Pacific Airways, Ltd.	4,000	7,430
Cheung Kong Holdings, Ltd.	2,000	31,119
CLP Holdings, Ltd.	1,500	12,603
Hang Lung Group, Ltd.	4,000	23,012
Hang Seng Bank, Ltd.	1,600	24,699
Hongkong & Shanghai Hotels (The)	1,500	2,107
Hutchison Whampoa, Ltd.	2,000	21,194
Johnson Electric Holdings, Ltd.	33,000	22,144
Kerry Properties, Ltd.	5,000	26,267
New World Development Co., Ltd.	20,000	31,663
NWS Holdings, Ltd.	14,000	23,795
Orient Overseas International, Ltd.	4,000	26,407
Power Assets Holdings, Ltd.	3,000	25,739
Stella International Holdings, Ltd.	8,000	21,794
Techtronic Industries Co.	16,000	30,285
VTech Holdings, Ltd.	2,000	22,573
Wharf Holdings, Ltd.	4,000	31,879
Wheelock & Co., Ltd.	7,000	35,708
Wynn Macau, Ltd. (a)	8,400	23,131
		486,796
Ireland - 0.5%
C&C Group PLC	545	3,292
CRH PLC - ADR	2,727	55,467
DCC PLC	840	27,497
Elan Corp PLC - ADR (a)	1,521	15,530

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Ireland - 0.5% (continued)
Kerry Group PLC Class A	712	$37,609
Prothena Corp PLC (a)	37	272
Shire PLC - ADR	249	22,953
		162,620
Israel - 0.2%
Bank Leumi Le-Israel BM (a)	1,944	6,617
Elbit Systems, Ltd.	582	23,353
Teva Pharmaceutical Industries, Ltd. - ADR	637	23,786
		53,756
Italy - 1.6%
Assicurazioni Generali SpA	4,073	74,433
Atlantia SpA	1,647	29,907
Banca Monte dei Paschi di Siena SpA	74,379	22,247
Banca Popolare di Sondrio SCARL	1,103	6,403
Eni SpA	4,918	120,480
Fiat Industrial SpA	2,063	22,602
Fiat SpA	6,303	31,751
Intesa Sanpaolo SpA	25,269	43,698
Lottomatica Group SpA	514	11,744
Luxottica Group SpA	468	19,317
Mediobanca SpA	5,405	33,387
Saipem SpA	506	19,710
Telecom Italia SpA	35,875	32,541
UniCredit SpA	6,285	30,950
		499,170
Japan - 12.4%
Aeon Co., Ltd.	1,300	14,857
Air Water, Inc.	2,000	25,598
Ajinomoto Co., Inc.	2,000	26,465
Aozora Bank, Ltd.	10,000	30,747
Asahi Glass Co., Ltd.	3,000	21,905
Asahi Kasei Corp.	4,000	23,652
Bank of Kyoto, Ltd. (The)	3,000	25,407
Brother Industries, Ltd.	1,800	19,378
Canon, Inc.	700	27,132
Casio Computer Co., Ltd.	1,300	11,410
Central Japan Railway Co.	300	24,348
Century Tokyo Leasing Corp.	500	10,383
Chubu Electric Power Co, Inc.	1,400	18,683
Chugoku Bank, Ltd. (The)	2,000	27,916
Chugoku Electric Power Co., Inc. (The)	1,300	20,457
Citizen Holdings Co., Ltd.	3,600	19,017
Dai Nippon Printing Co., Ltd.	1,000	7,841
Dai-ichi Life Insurance Co., Ltd. (The)	20	28,141
Daiichi Sankyo Co., Ltd.	1,300	19,958
Daikin Industries, Ltd.	800	27,479

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Japan - 12.4% (continued)
Daiwa House Industry Co., Ltd.	2,000	$34,386
Denki Kagaku Kogyo KK	6,000	20,543
Denso Corp.	1,000	34,824
DIC Corp.	11,000	20,411
FANUC Corp.	100	18,605
Fuji Electric Co., Ltd.	2,000	4,921
Fuji Heavy Industries, Ltd.	3,000	37,831
FUJIFILM Holdings Corp.	1,100	22,132
Fujitsu, Ltd.	5,000	20,970
Hitachi Chemical Co., Ltd.	1,300	19,595
Hitachi High-Technologies Corp.	900	18,624
Hitachi Transport System, Ltd.	1,200	17,532
Honda Motor Co., Ltd.	3,100	114,807
House Foods Corp.	1,100	16,575
Hoya Corp.	1,000	19,704
IHI Corp.	10,000	25,931
Inpex Corp.	4	21,393
ITOCHU Corp.	1,900	20,081
Iyo Bank Ltd (The)	3,000	23,781
Japan Steel Works, Ltd. (The)	2,000	13,030
Japan Tobacco, Inc.	800	22,600
JGC Corp.	1,000	31,161
Joyo Bank, Ltd. (The)	4,000	19,005
JSR Corp.	1,200	22,905
JX Holdings, Inc.	4,800	27,100
Kajima Corp.	4,000	13,235
Kamigumi Co., Ltd.	3,000	23,937
Kaneka Corp.	4,000	20,239
Kansai Electric Power Co., Inc. (The)	1,500	15,753
Kao Corp.	700	18,240
Kawasaki Heavy Industries, Ltd.	8,000	21,756
Keio Corp.	3,000	22,365
Keyence Corp.	100	27,732
Kikkoman Corp.	2,000	28,558
Kintetsu Corp.	6,000	24,586
Kirin Holdings Co, Ltd.	2,000	23,532
Kobe Steel, Ltd.	13,000	16,611
Koito Manufacturing Co., Ltd.	2,000	29,168
Kyocera Corp.	300	27,200
Kyushu Electric Power Co., Inc.	1,700	19,382
Lawson, Inc.	300	20,351
Makita Corp.	600	27,873
Mazda Motor Corp.	16,000	32,837
Medipal Holdings Corp.	1,700	18,849
MEIJI Holdings Co., Ltd.	400	17,347
Mitsubishi Chemical Holdings Corp.	5,000	24,908

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Japan - 12.4% (continued)
Mitsubishi Corp.	3,000	$57,759
Mitsubishi Electric Corp.	3,000	25,543
Mitsubishi Heavy Industries, Ltd.	6,000	29,023
Mitsubishi UFJ Financial Group, Inc.	27,200	147,182
Mitsui & Co., Ltd.	3,300	49,463
Mitsui Mining & Smelting Co., Ltd.	9,000	22,218
Mitsui OSK Lines, Ltd.	6,000	17,874
Mizuho Financial Group, Inc.	48,800	89,474
MS&AD Insurance Group Holdings	1,300	25,944
Murata Manufacturing Co., Ltd.	400	23,597
Nagoya Railroad Co., Ltd.	3,000	7,985
Nankai Electric Railway Co., Ltd.	3,000	13,540
NGK Insulators, Ltd.	2,000	23,725
NGK Spark Plug Co., Ltd.	2,000	26,643
Nidec Corporation	300	17,520
Nifco, Inc.	900	19,964
Nintendo Co., Ltd.	200	21,355
Nippon Meat Packers, Inc.	2,000	27,724
Nippon Paint Co., Ltd.	3,000	25,804
Nippon Paper Group, Inc.	1,300	18,063
Nippon Shokubai Co., Ltd.	2,000	20,486
Nippon Steel & Sumitomo Metal Corp.	11,000	27,084
Nippon Telegraph & Telephone Corp.	500	21,052
Nippon Yusen KK	8,000	18,831
Nissan Motor Co., Ltd.	2,100	19,927
Nisshin Seifun Group, Inc.	2,000	25,028
Nisshinbo Holdings, Inc.	3,000	25,393
NKSJ Holdings, Inc.	1,100	23,594
Nomura Holdings, Inc.	7,800	46,170
Nomura Real Estate Holdings, Inc.	1,300	24,859
NTT DOCOMO, INC.	14	20,181
Omron Corp.	1,000	24,003
Panasonic Corp.	4,700	28,724
Ricoh Co., Ltd.	3,000	31,843
Rohto Pharmaceutical Co, Ltd.	2,000	23,287
SBI Holdings, Inc.	2,920	26,103
Secom Co., Ltd.	500	25,191
Sega Sammy Holdings, Inc.	500	8,440
Seven & I Holdings Co., Ltd.	700	19,734
Shikoku Electric Power Co., Inc.	900	14,358
Shimadzu Corp.	2,000	13,647
Shimizu Corp.	6,000	22,555
Shin-Etsu Chemical Co., Ltd.	400	24,412
Shizuoka Bank, Ltd. (The)	1,000	9,768
Showa Denko KK	10,000	15,284
Softbank Corp.	700	25,649

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Japan - 12.4% (continued)
Sojitz Corp.	9,400	$13,898
Sony Corp.	2,200	24,674
Sumitomo Bakelite Co., Ltd.	3,000	12,563
Sumitomo Corp.	2,100	26,943
Sumitomo Electric Industries, Ltd.	1,800	20,806
Sumitomo Heavy Industries, Ltd.	5,000	23,963
Sumitomo Metal Mining Co., Ltd.	2,000	28,232
Sumitomo Mitsui Financial Group, Inc.	2,900	105,391
Sumitomo Mitsui Trust Holdings, Inc.	8,000	28,186
Suzuken Co., Ltd.	600	16,904
Suzuki Motor Corp.	1,000	26,168
Takashimaya Co., Ltd.	3,000	21,348
Takeda Pharmaceutical Co., Ltd.	500	22,348
TDK Corp.	500	18,208
Teijin, Ltd.	7,000	17,432
Terumo Corp.	200	7,942
THK Co., Ltd.	1,100	19,784
Tokio Marine Holdings, Inc.	1,400	39,003
Tokyu Corp.	5,000	28,169
Tokyu Land Corp.	5,000	36,636
Toray Industries, Inc.	3,000	18,429
TOTO, Ltd.	2,000	15,036
Toyoda Gosei Co., Ltd.	1,100	22,359
Toyota Motor Corp.	2,400	112,071
Toyota Tsusho Corp.	1,100	27,151
Ube Industries, Ltd.	4,000	9,609
Wacoal Holdings Corp.	1,000	10,391
Yakult Honsha Co., Ltd.	600	26,281
Yamada Denki Co., Ltd.	410	15,847
Yamaguchi Financial Group, Inc.	3,000	26,494
Yamaha Corp.	2,400	25,454
Yamaha Motor Co., Ltd.	1,300	14,401
Yamato Kogyo Co., Ltd.	800	23,430
Yamazaki Baking Co., Ltd.	2,000	22,285
Yokogawa Electric Corp.	2,400	26,317
Zeon Corp.	3,000	26,013
		3,789,849
Jersey - 0.0%
Randgold Resources, Ltd.	61	6,035

Mexico - 0.0%
Fresnillo PLC	237	7,269

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Netherlands - 3.2%
Aalberts Industries NV	1,245	$26,066
Aegon NV	7,139	46,117
Akzo Nobel NV	926	61,298
ArcelorMittal	2,060	35,917
ASM International NV	560	20,248
DE Master Blenders (a)	787	9,042
Fugro NV	347	20,590
Heineken NV	413	27,689
ING Groep NV (a)	3,178	30,185
Koninklijke Ahold NV	3,116	41,783
Koninklijke DSM NV	601	36,629
Koninklijke Philips Electronics NV	3,933	104,147
Koninklijke Vopak NV	344	24,317
QIAGEN NV (a)	1,416	25,700
Randstad Holding NV	731	27,133
Royal Dutch Shell PLC - ADR	5,010	355,159
Tenaris SA - ADR	608	25,487
Unilever NV	1,149	43,965
Wolters Kluwer NV	1,343	27,588
		989,060
New Zealand - 0.1%
Fletcher Building, Ltd.	4,310	30,253

Norway - 0.9%
DNB ASA	1,348	17,230
Fred Olsen Energy ASA	572	25,114
Orkla ASA	2,989	26,194
Petroleum Geo-Services ASA	1,645	28,651
ProSafe SE	707	6,066
Seadrill, Ltd.	573	21,086
Statoil ASA	1,851	46,654
Storebrand ASA	5,928	29,074
Telenor ASA	1,282	26,104
Yara International ASA	660	32,907
		259,080
Singapore - 1.4%
City Developments, Ltd.	3,000	32,085
ComfortDelGro Corp., Ltd.	10,000	14,711
DBS Group Holdings, Ltd.	5,000	61,383
Fraser and Neave, Ltd.	4,000	31,962
Golden Agri-Resources, Ltd.	14,000	7,534
Keppel Corp, Ltd.	3,000	27,395
Keppel Land, Ltd.	9,000	30,143
Oversea-Chinese Banking Corp., Ltd.	6,000	48,348
SATS, Ltd.	7,000	16,716
Singapore Airlines, Ltd.	3,000	26,609
Singapore Press Holdings, Ltd.	7,000	23,180

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Singapore - 1.4% (continued)
Singapore Technologies Engineering, Ltd.	9,000	$28,406
United Overseas Bank, Ltd.	3,000	49,212
Wilmar International, Ltd.	7,000	19,326
		417,010
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	11,139	103,491
Banco de Sabadell SA (a)	13,616	35,610
Banco Popular Espanol SA	18,624	14,557
Banco Santander SA	3,664	29,778
Enagas SA	1,211	25,945
Ferrovial SA	2,000	29,773
Gas Natural SDG SA	1,643	29,619
Iberdrola SA	7,743	43,243
Inditex SA	232	32,598
Mapfre SA	8,854	27,280
Repsol SA	831	16,963
Telefonica SA	3,002	40,644
Zardoya Otis SA	1,897	27,149
		456,650
Sweden - 2.4%
Alfa Laval AB	764	15,975
Assa Abloy AB Series B	769	28,947
Atlas Copco AB Series A	960	26,621
Boliden AB	1,609	30,573
Castellum AB	624	8,894
Electrolux AB Series B	1,045	27,603
Getinge AB Class B	394	13,393
Hennes & Mauritz AB Class B	696	24,121
Hexagon AB Class B	1,103	27,893
Husqvarna AB Class B	1,735	10,530
JM AB	1,153	20,679
Nibe Industrier AB Class B	1,475	21,349
Nordea Bank AB	6,401	61,571
Ratos AB Class B	2,132	20,533
Securitas AB Class B	880	7,715
Skandinaviska Enskilda Banken AB Series A	3,354	28,696
Skanska AB Series B	2,422	39,747
SKF AB Series B	997	25,251
Svenska Cellulosa AB Series B	2,284	49,660
Svenska Handelsbanken AB Series A	1,197	43,034
Swedbank AB Series A	1,725	33,888
Swedish Match AB	396	13,294
Telefonaktiebolaget LM Ericsson Series B	7,320	73,941
TeliaSonera AB	3,326	22,580
Volvo AB Series A	1,770	24,502
Volvo AB Series B	2,923	40,306
		741,296

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
Switzerland - 5.1%
ABB, Ltd.	4,524	$93,817
Adecco SA	759	40,195
Aryzta AG	211	10,857
Cie Financiere Richemont SA	491	38,541
Credit Suisse Group AG	2,307	56,306
Dufry AG (a)	174	23,008
EMS-Chemie Holding AG	114	26,876
Geberit AG	102	22,611
Givaudan SA	15	15,852
Holcim, Ltd.	945	69,604
Julius Baer Group, Ltd.	914	32,541
Kaba Holding AG	56	23,762
Kuehne + Nagel International AG	72	8,680
Nestle SA	3,001	195,796
Novartis AG	4,685	295,967
Partners Group Holding AG	120	27,742
Roche Holding AG	412	83,299
SGS SA	11	24,432
Sika AG	12	27,755
Sonova Holding AG	221	24,558
STMicroelectronics NV	1,754	12,733
Sulzer AG	164	25,956
Swatch Group AG (The)	68	34,483
Swiss Re AG	802	58,144
Swisscom AG	49	21,232
Syngenta AG - ADR	315	25,452
Temenos Group AG (a)	494	8,642
UBS AG	8,669	135,660
Zurich Insurance Group AG	351	94,053
		1,558,554
United Arab Emirates - 0.0%
Dragon Oil PLC	425	3,847

United Kingdom - 12.9%
Admiral Group PLC	1,178	22,439
Aegis Group PLC	7,939	30,525
Afren PLC (a)	11,287	24,493
Aggreko PLC	606	17,294
Amec PLC	1,729	28,582
Anglo American PLC	1,026	32,343
Antofagasta PLC	1,243	27,240
ARM Holdings PLC - ADR	659	24,930
AstraZeneca PLC - ADR	2,533	119,735
Aveva Group PLC	858	30,790
Aviva PLC - ADR	4,401	54,616

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
United Kingdom - 12.9% (continued)
Babcock International Group PLC	1,521	$24,009
BAE Systems PLC	9,359	52,019
Barclays PLC - ADR	6,664	115,421
Betfair Group PLC	380	4,269
BG Group PLC	6,795	113,340
BHP Billiton PLC - ADR	2,105	148,129
BP PLC - ADR	5,089	211,906
British American Tobacco PLC - ADR	638	64,598
British Sky Broadcasting Group PLC	1,825	23,018
BT Group PLC - ADR	1,038	39,475
BTG PLC (a)	1,793	9,811
Bunzl PLC	572	9,468
Cairn Energy PLC	1,120	4,891
Centrica PLC	4,067	22,197
Compass Group PLC	3,238	38,438
Diageo PLC - ADR	408	47,565
Electrocomponents PLC	6,273	24,438
Experian PLC	1,419	22,870
Firstgroup PLC	5,727	19,771
G4S PLC	5,347	22,404
GKN PLC	8,810	33,238
GlaxoSmithKline PLC - ADR	1,643	71,421
Halma PLC	2,609	19,632
Hargreaves Lansdown PLC	1,641	18,354
HSBC Holdings PLC - ADR	5,894	312,795
IG Group Holdings PLC	2,943	21,660
Imperial Tobacco Group PLC	365	14,152
Informa PLC	3,547	26,149
InterContinental Hotels Group PLC - ADR	847	23,564
Investec PLC	3,917	27,269
J. Sainsbury PLC	4,540	25,686
John Wood Group PLC	1,778	21,255
Kingfisher PLC	8,761	40,937
Lloyds Banking Group PLC (a)	95,796	76,340
London Stock Exchange Group PLC	1,193	21,281
Marks & Spencer Group PLC	5,431	34,116
Mitie Group PLC	4,584	19,705
National Grid PLC - ADR	468	26,882
Next PLC	429	26,041
Old Mutual PLC	13,599	39,941
Pearson PLC - ADR	2,272	44,395
Premier Oil PLC (a)	3,821	21,144
Prudential PLC - ADR	2,552	72,860
Reckitt Benckiser Group PLC	320	20,314
Rentokil Initial PLC	16,366	25,804
Resolution, Ltd.	7,581	30,843
Restaurant Group PLC	2,086	13,237
Rexam PLC	3,241	23,190

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
United Kingdom - 12.9% (continued)
Rightmove PLC	886	$20,830
Rio Tinto, Ltd.	925	65,036
Rio Tinto PLC - ADR	2,672	155,216
Rolls-Royce Holdings PLC	3,224	46,243
Rotork PLC	642	26,799
Royal Bank of Scotland Group PLC - ADR (a)	2,333	25,173
RSA Insurance Group PLC	7,365	15,210
SABMiller PLC	836	38,800
Sage Group PLC (The)	4,590	22,071
Schroders PLC	1,071	29,757
Serco Group PLC	2,467	21,610
Severn Trent PLC	528	13,586
Smiths Group PLC	1,489	29,166
Spirax-Sarco Engineering PLC	638	23,889
SSE PLC	1,633	37,990
Stagecoach Group PLC	4,507	22,722
Standard Chartered PLC	5,207	134,757
Standard Life PLC	6,143	33,581
Subsea 7 SA	1,095	26,315
TalkTalk Telecom Group PLC	3,036	11,598
Tate & Lyle PLC	1,623	20,080
TESCO PLC	13,933	76,751
Tullow Oil PLC	1,210	25,226
Ultra Electronics Holdings PLC	770	20,982
Unilever PLC - ADR	836	32,370
United Utilities Group PLC	1,176	12,946
Veripos, Inc. (a)	109	431
Vodafone Group PLC - ADR	7,887	198,674
Weir Group PLC (The)	819	25,326
Whitbread PLC	701	28,169
William Hill PLC	4,749	27,059
WM Morrison Supermarkets PLC	7,849	33,701
Wolseley PLC	925	44,230
		3,929,523
United States - 0.1%
Brookfield Office Properties, Inc.	1,200	20,460

TOTAL COMMON STOCKS (Cost $17,547,907)		21,113,633

PREFERRED STOCKS - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (a)(b)	245,024	398

TOTAL PREFERRED STOCKS (Cost $393)		398

Symetra DFA International CORE Equity Fund
Schedule of Investments
December 31, 2012 (Continued)

	Shares	Market Value
MUTUAL FUNDS - 30.2%
United States - 30.2%
DFA International Small Cap Value Portfolio	482,786	$7,714,924
DFA VA International Small Portfolio	145,687	1,486,005

TOTAL MUTUAL FUNDS (Cost $7,823,748)		9,200,929

SHORT-TERM INVESTMENTS - 0.3%
Fidelity Institutional Government Portfolio 0.010% (c)	84,354	$84,354

TOTAL SHORT-TERM INVESTMENTS (Cost $84,354)		84,354

Total Investments (Cost $25,456,402) - 99.7%		$30,399,314
Other Assets in Excess of Liabilities - 0.3%		84,799
NET ASSETS - 100.0%		$30,484,113

Percentages are stated as a percent of net assets.

Footnotes:
ADR - American Depository Receipt
PLC - Public Liability Company
(a) Non-Income Producing
(b)	Represents a security deemed to be illiquid. At December 31, 2012, the value of the illiquid security in the Fund totaled $398 or 0.0% of the Fund's net assets.
(c) Rate quoted is seven-day yield at period end

a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form for the other funds.
b)	Not applicable.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Symetra Mutual Funds Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Symetra DoubleLine Total Return Fund, Symetra DoubleLine Emerging Markets Income Fund, Symetra Yacktman Focused Fund, Symetra U.S. CORE Equity Fund, Symetra International CORE Equity Fund,  Symetra Pension Reserve Fund – 2016 (b. 1942-1947), Symetra Pension Reserve Fund – 2020 (b. 1942-1947), Symetra Pension Reserve Fund – 2024 (b. 1942-1947), Symetra Pension Reserve Fund – 2016 (b. 1948-1952), Symetra Pension Reserve Fund – 2020 (b. 1948-1952), Symetra Pension Reserve Fund – 2024 (b. 1948-1952), Symetra Pension Reserve Fund – 2028 (b. 1948-1952), Symetra Pension Reserve Fund – 2016 (b. 1953-1957), Symetra Pension Reserve Fund – 2020 (b. 1953-1957), Symetra Pension Reserve Fund – 2024 (b. 1953-1957), Symetra Pension Reserve Fund – 2028 (b. 1953-1957), Symetra Pension Reserve Fund – 2020 (b. 1958-1962), Symetra Pension Reserve Fund – 2024 (b. 1958-1962), Symetra Pension Reserve Fund – 2028 (b. 1958-1962), (19 of the portfolios constituting Symetra Mutual Funds Trust, (collectively, the “Funds”)), as of December 31, 2012, and for the period from May 30, 2012 (commencement of operations) through December 31, 2012, and the financial highlights for the period from May 30, 2012 (commencement of operations) through December 31, 2012, and have issued our unqualified report thereon dated February 14, 2013 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audits included an audit of the Symetra U.S. CORE Equity Fund and Symetra International CORE Equity Fund’s schedule of investments in securities (the Schedule) as of December 31, 2012 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the U.S. CORE Equity Fund and Symetra International CORE Equity Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audits.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

Minneapolis, Minnesota
March 1, 2013

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Principal Financial and Accounting Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symetra Mutual Funds Trust

By  /s/ Daniel R. Guilbert
      Daniel R. Guilbert, President and Chief Executive Officer

Date  February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Daniel R. Guilbert
      Daniel R. Guilbert, President and Chief Executive Officer

Date  February 21, 2013

By  /s/ Colleen M. Murphy
      Colleen M. Murphy, Principal Financial and Accounting Officer

Date  February 21, 2013